UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.42%)
Consumer Discretionary (15.34%)
Advance Auto Parts Inc.	35,875	$4,538,188
AMC Networks Inc. Class A (a)	54,500	3,983,404
Best Buy Co. Inc.	68,500	1,809,085
Chipotle Mexican Grill Inc. (a)	4,100	2,329,005
Comcast Corp. Class A	131,100	6,557,622
Delphi Automotive PLC	50,200	3,406,572
DIRECTV (a)	29,400	2,246,748
Ford Motor Co.	129,200	2,015,520
Fossil Group Inc. (a)	16,600	1,935,726
GAP Inc., The	43,700	1,750,622
Garmin Ltd.	45,900	2,536,434
Goodyear Tire & Rubber Co., The	90,500	2,364,765
Hanesbrands Inc.	33,900	2,592,672
Home Depot Inc., The	31,400	2,484,682
Lear Corp.	27,400	2,293,928
Macy’s Inc.	40,400	2,395,316
PetSmart Inc.	11,200	771,568
Polaris Industries Inc.	17,800	2,486,838
Starbucks Corp.	26,400	1,937,232
Target Corp.	92,100	5,572,971
Time Warner Inc.	59,700	3,900,201
Twenty-First Century Fox Inc. Class A	71,700	2,292,249
Viacom Inc. Class B	47,500	4,037,025

		66,238,373

Consumer Staples (7.80%)
Colgate-Palmolive Co.	87,200	5,656,664
Costco Wholesale Corp.	18,000	2,010,240
General Mills Inc.	93,800	4,860,716
Herbalife Ltd.	30,900	1,769,643
Hershey Co., The	21,300	2,223,720
Kroger Co., The	53,300	2,326,545
McCormick & Company Inc.	56,500	4,053,310
Nu Skin Enterprises Inc. Class A	17,800	1,474,730
PepsiCo Inc.	72,500	6,053,750
Safeway Inc.	88,700	3,276,578

		33,705,896

Energy (5.78%)
Chevron Corp.	31,800	3,781,338
ConocoPhillips	20,400	1,435,140
EOG Resources Inc.	24,200	4,747,314
EQT Corp.	22,600	2,191,522
Exxon Mobil Corp.	44,100	4,307,688
Marathon Petroleum Corp.	25,600	2,228,224
Noble Energy Inc.	31,700	2,251,968
Occidental Petroleum Corp.	42,300	4,030,767

		24,973,961

Financials (12.66%)
American International Group Inc.	80,700	4,035,807
American Tower Corp.	21,100	1,727,457
Arch Capital Group Ltd. (a)	37,000	2,128,980
Bank of America Corp.	359,900	6,190,280
Capital One Financial Corp.	88,400	6,820,944

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
CIT Group Inc.	74,300	$3,642,186
Discover Financial Services	38,200	2,222,858
Hartford Financial Services Group Inc., The	117,300	4,137,171
Invesco Ltd.	18,100	669,700
JPMorgan Chase & Co.	100,000	6,071,000
McGraw Hill Financial Inc.	29,400	2,243,220
MetLife Inc.	74,700	3,944,160
Prudential Financial Inc.	25,200	2,133,180
Wells Fargo & Co.	175,600	8,734,344

		54,701,287

Health Care (12.11%)
Abbott Laboratories	103,400	3,981,934
Actavis PLC (a)	11,700	2,408,445
Becton, Dickinson and Co.	36,200	4,238,296
Cigna Corp.	39,400	3,298,962
Cooper Companies Inc., The	17,000	2,335,120
Covidien PLC	56,500	4,161,790
Eli Lilly and Co.	42,700	2,513,322
Express Scripts Holding Co. (a)	57,200	4,295,148
GlaxoSmithKline PLC Sponsored ADR	76,400	4,082,052
HCA Holdings Inc. (a)	58,600	3,076,500
Illumina Inc. (a)	21,900	3,255,654
Johnson & Johnson	84,500	8,300,435
Regeneron Pharmaceuticals Inc. (a)	14,100	4,233,948
Waters Corp. (a)	19,600	2,124,836

		52,306,442

Industrials (15.93%)
Boeing Co., The	19,000	2,384,310
Cintas Corp.	37,900	2,259,219
Danaher Corp.	29,400	2,205,000
Delta Air Lines Inc.	112,900	3,911,985
Equifax Inc.	37,400	2,544,322
FedEx Corp.	21,500	2,850,040
General Dynamics Corp.	39,300	4,280,556
General Electric Co.	144,800	3,748,872
Honeywell International Inc.	69,600	6,456,096
Lockheed Martin Corp.	14,300	2,334,332
MSC Industrial Direct Co. Inc. Class A	45,700	3,953,964
Northrop Grumman Corp.	19,700	2,430,586
Snap-on Inc.	20,400	2,314,992
Southwest Airlines Co.	124,400	2,937,084
Union Pacific Corp.	37,700	7,074,782
United Continental Holdings Inc. (a)	98,200	4,382,666
United Rentals Inc. (a)	28,000	2,658,320
United Technologies Corp.	38,300	4,474,972
W.W. Grainger Inc.	7,500	1,894,950
WESCO International Inc. (a)	44,600	3,711,612

		68,808,660

Information Technology (20.03%)
Accenture PLC Class A	50,800	4,049,776
Alliance Data Systems Corp. (a)	16,900	4,604,405

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Amdocs Ltd.	137,400	$6,383,604
Amphenol Corp. Class A	25,200	2,309,580
Apple Inc.	17,775	9,540,554
Automatic Data Processing Inc.	28,800	2,225,088
Cognizant Technology Solutions Corp. Class A (a)	47,800	2,419,158
Electronic Arts Inc. (a)	82,800	2,402,028
Fiserv Inc. (a)	44,800	2,539,712
Gartner Inc. (a)	36,000	2,499,840
Google Inc. Class A (a)	2,200	2,451,922
Hewlett-Packard Co.	74,500	2,410,820
IAC/InterActiveCorp	36,100	2,577,179
International Business Machines Corp.	13,400	2,579,366
Intuit Inc.	34,100	2,650,593
LinkedIn Corp. Class A (a)	12,600	2,330,244
MasterCard Inc. Class A	33,000	2,465,100
Microsoft Corp.	73,000	2,992,270
NetSuite Inc. (a)	20,500	1,944,015
Oracle Corp.	55,800	2,282,778
Paychex Inc.	52,100	2,219,460
QUALCOMM Inc.	56,300	4,439,818
Rackspace Hosting Inc. (a)	33,800	1,109,316
Seagate Technology PLC	58,600	3,290,976
Skyworks Solutions Inc. (a)	144,000	5,402,880
Visa Inc. Class A	10,900	2,352,874
Western Digital Corp.	24,500	2,249,590
Western Union Co.	108,900	1,781,604

		86,504,550

Materials (5.05%)
CF Industries Holdings Inc.	6,800	1,772,352
Dow Chemical Co., The	45,900	2,230,281
LyondellBasell Industries NV Class A	28,400	2,525,896
Praxair Inc.	19,000	2,488,430
Rock-Tenn Co. Class A	59,500	6,281,415
Sealed Air Corp.	65,600	2,156,272
Sherwin-Williams Co., The	22,200	4,376,286

		21,830,932

Telecommunication Services (2.14%)
AT&T Inc.	121,000	4,243,470
Level 3 Communications Inc. (a)	70,900	2,775,026
Verizon Communications Inc.	46,300	2,202,491

		9,220,987

Utilities (1.58%)
Exelon Corp.	77,900	2,614,324
NextEra Energy Inc.	44,200	4,226,404

		6,840,728

Total Common Stocks
(cost $321,623,412)		425,131,816

	Shares	Value
Short-term Investments (1.67%)
JPMorgan U.S. Government Money Market Fund	7,193,176	$7,193,176

Total Short-term Investments
(cost $ 7,193,176)		7,193,176

TOTAL INVESTMENTS (100.09%)
(cost $ 328,816,588)		432,324,992
LIABILITIES, NET OF OTHER ASSETS (-0.09%)		(391,112)

NET ASSETS (100.00%)		$431,933,880

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (99.01%)
Consumer Discretionary (13.28%)
AMC Networks Inc. Class A (a)	10,630	$776,947
BorgWarner Inc.	37,770	2,321,722
Brown Shoe Company Inc.	62,300	1,653,442
Brunswick Corp.	14,080	637,683
Cumulus Media Inc. Class A (a)	241,200	1,666,692
Discovery Communications Inc. Class A (a)	16,270	1,345,529
Foot Locker Inc.	32,940	1,547,521
Harman International Industries Inc.	23,040	2,451,456
hhgregg Inc. (a)	76,400	734,204
HomeAway Inc. (a)	32,760	1,234,069
Johnson Controls Inc.	28,330	1,340,576
Lennar Corp. Class A	38,990	1,544,784
Lions Gate Entertainment Corp.	42,580	1,138,163
Live Nation Entertainment Inc. (a)	40,350	877,612
LKQ Corp. (a)	56,490	1,488,512
Marriott International Inc. Class A	18,700	1,047,574
Men’s Wearhouse Inc., The	37,900	1,856,342
Mohawk Industries Inc. (a)	17,720	2,409,566
Norwegian Cruise Line Holdings Ltd. (a)	24,330	785,129
PVH Corp.	8,770	1,094,233
Ralph Lauren Corp.	8,040	1,293,877
Red Robin Gourmet Burgers Inc. (a)	18,100	1,297,408
Ryland Group Inc., The	34,700	1,385,571
Stein Mart Inc.	72,100	1,010,121
Tractor Supply Co.	11,660	823,546
TripAdvisor Inc. (a)	11,920	1,079,833
Urban Outfitters Inc. (a)	16,940	617,802
Wynn Resorts Ltd.	5,310	1,179,616

		36,639,530

Consumer Staples (5.51%)
Andersons Inc., The	31,350	1,857,174
Chiquita Brands International Inc. (a)	108,100	1,345,844
Church & Dwight Co. Inc.	18,510	1,278,486
Fresh Del Monte Produce Inc.	43,400	1,196,538
Hain Celestial Group Inc., The (a)	9,250	846,098
Harbinger Group Inc. (a)	128,300	1,569,109
Monster Beverage Corp. (a)	19,400	1,347,330
Nu Skin Enterprises Inc. Class A	11,770	975,144
Pantry Inc., The (a)	83,600	1,282,424
Spartan Stores Inc.	61,200	1,420,452
Tyson Foods Inc. Class A	24,370	1,072,524
Weis Markets Inc.	20,600	1,014,550

		15,205,673

Energy (9.67%)
Alon USA Energy Inc.	87,800	1,311,734
Cloud Peak Energy Inc. (a)	51,300	1,084,482
Devon Energy Corp.	27,520	1,841,914
Dril-Quip Inc. (a)	10,670	1,196,107
Energy XXI (Bermuda) Ltd.	55,800	1,315,206
Green Plains Renewable Energy Inc.	86,700	2,597,532
Marathon Petroleum Corp.	8,530	742,451
Matrix Service Co. (a)	41,800	1,412,004

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Oasis Petroleum Inc. (a)	55,180	$2,302,661
Oceaneering International Inc.	10,370	745,188
Pioneer Energy Services Corp. (a)	162,500	2,104,375
Quicksilver Resources Inc. (a)	523,500	1,376,805
Renewable Energy Group Inc. (a)	138,100	1,654,438
SM Energy Co.	36,420	2,596,380
Stone Energy Corp. (a)	55,400	2,325,138
Superior Energy Services Inc.	21,830	671,491
W&T Offshore Inc.	80,400	1,391,724

		26,669,630

Financials (25.84%)
Affiliated Managers Group Inc. (a)	9,410	1,882,470
BankUnited Inc.	19,110	664,455
Berkshire Hills Bancorp Inc.	51,200	1,325,056
Calamos Asset Management Inc. Class A	91,700	1,185,681
Capitol Federal Financial Inc.	111,700	1,401,835
Cash America International Inc.	34,800	1,347,456
Cathay General Bancorp	57,800	1,455,982
CNO Financial Group Inc.	93,000	1,683,300
Community Bank System Inc.	40,800	1,592,016
Corporate Office Properties Trust	21,180	564,235
DCT Industrial Trust Inc.	152,800	1,204,064
Discover Financial Services	35,110	2,043,051
East West Bancorp Inc.	25,060	914,690
EverBank Financial Corp.	94,300	1,860,539
FBL Financial Group Inc. Class A	32,900	1,425,228
First American Financial Corp.	49,100	1,303,605
First Interstate BancSystem Inc.	54,800	1,546,456
FirstMerit Corp.	40,340	840,282
Flagstar Bancorp Inc. (a)	83,500	1,855,370
Home Loan Servicing Solutions Ltd.	67,600	1,460,160
Horace Mann Educators Corp.	48,100	1,394,900
IntercontinentalExchange Group Inc.	7,140	1,412,506
International Bancshares Corp.	53,400	1,339,272
Invesco Ltd.	24,600	910,200
Jones Lang LaSalle Inc.	13,030	1,544,055
Lazard Ltd. Class A	39,920	1,879,833
Maiden Holdings Ltd.	124,000	1,547,520
Nelnet Inc. Class A	33,300	1,361,970
Northwest Bancshares Inc.	101,200	1,477,520
Ocwen Financial Corp. (a)	35,010	1,371,692
OFG Bancorp	68,300	1,174,077
One Liberty Properties Inc.	1	21
OneBeacon Insurance Group Ltd. Class A	92,200	1,425,412
PHH Corp. (a)	58,900	1,521,976
Pinnacle Financial Partners Inc.	40,500	1,518,345
Platinum Underwriters Holdings Ltd.	23,900	1,436,390
PrivateBancorp Inc.	33,810	1,031,543
Protective Life Corp.	25,210	1,325,794
Raymond James Financial Inc.	40,550	2,267,962
RLI Corp.	25,200	1,114,848
Rockville Financial Inc.	38,800	527,292
Signature Bank (a)	15,510	1,947,901

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Susquehanna Bancshares Inc.	94,300	$1,074,077
SVB Financial Group (a)	6,070	781,695
Symetra Financial Corp.	78,600	1,557,852
Trustmark Corp.	46,400	1,176,240
UMB Financial Corp.	22,500	1,455,750
United Bankshares Inc.	46,300	1,417,706
United Community Banks Inc. (a)	82,400	1,599,384
Webster Financial Corp.	49,400	1,534,364
Westamerica Bancorporation	25,900	1,400,672
Whitestone REIT	40,600	586,264
Wintrust Financial Corp.	33,500	1,630,110

		71,301,074

Health Care (9.93%)
Actavis PLC (a)	6,370	1,311,264
Addus HomeCare Corp. (a)	57,400	1,323,070
Albany Molecular Research Inc. (a)	118,000	2,193,620
Alkermes PLC (a)	21,210	935,149
Alliance HealthCare Services Inc. (a)	31,400	1,052,842
AMN Healthcare Services Inc. (a)	90,800	1,247,591
Cooper Companies Inc., The	12,270	1,685,407
Covance Inc. (a)	9,120	947,568
Illumina Inc. (a)	6,660	990,076
Incyte Corp. (a)	13,760	736,435
Jazz Pharmaceuticals PLC (a)	7,370	1,022,072
Kindred Healthcare Inc.	108,500	2,541,070
Medivation Inc. (a)	15,940	1,026,058
PDL BioPharma Inc.	131,300	1,091,103
Perrigo Co. PLC	16,310	2,522,505
Salix Pharmaceuticals Ltd. (a)	13,910	1,441,215
Seattle Genetics Inc. (a)	19,910	907,100
Select Medical Holdings Corp.	156,900	1,953,405
Shire PLC ADR	9,310	1,382,814
Triple-S Management Corp. Class B (a)	22,600	364,764
Zoetis Inc.	25,190	728,999

		27,404,127

Industrials (13.46%)
AAR Corp.	55,400	1,437,630
Acco Brands Corp. (a)	213,000	1,312,080
Air Lease Corp.	18,660	695,831
AMERCO	9,800	2,274,776
ARC Document Solutions Inc. (a)	181,400	1,349,616
B/E Aerospace Inc. (a)	34,920	3,030,707
Engility Holdings Inc. (a)	34,700	1,563,235
Fortune Brands Home & Security Inc.	61,410	2,584,133
Hawaiian Holdings Inc. (a)	162,200	2,264,312
Hexcel Corp. (a)	36,010	1,567,875
ITT Corp.	19,810	847,076
Jacobs Engineering Group Inc. (a)	19,350	1,228,725
Kirby Corp. (a)	12,880	1,304,100
Manitowoc Company Inc., The	55,850	1,756,482
MasTec Inc. (a)	16,300	708,072
Pacer International Inc. (a)	70,400	630,784

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Quanta Services Inc. (a)	66,460	$2,452,374
Republic Airways Holdings Inc. (a)	140,200	1,281,428
Rockwell Automation Inc.	11,220	1,397,451
Southwest Airlines Co.	74,810	1,766,264
Titan International Inc.	79,900	1,517,301
United Rentals Inc. (a)	33,400	3,170,996
WABCO Holdings Inc. (a)	9,490	1,001,764

		37,143,012

Information Technology (14.52%)
Amkor Technology Inc. (a)	241,400	1,656,004
Amphenol Corp. Class A	12,200	1,118,130
Avago Technologies Ltd.	27,460	1,768,699
Cadence Design Systems Inc. (a)	66,030	1,026,106
Concur Technologies Inc. (a)	9,510	942,156
EarthLink Holdings Corp.	201,700	728,137
FleetCor Technologies Inc. (a)	10,230	1,177,473
Fortinet Inc. (a)	32,440	714,653
Gartner Inc. (a)	10,980	762,451
Insight Enterprises Inc. (a)	62,700	1,574,397
LinkedIn Corp. Class A (a)	8,440	1,560,894
Mentor Graphics Corp.	63,100	1,389,462
Microchip Technology Inc.	25,300	1,208,328
NXP Semiconductors NV (a)	52,120	3,065,177
Pandora Media Inc. (a)	32,090	972,969
PC Connection Inc.	36,700	745,744
Plexus Corp. (a)	44,000	1,763,080
Sanmina Corp. (a)	89,400	1,560,030
ScanSource Inc. (a)	36,100	1,471,797
ServiceNow Inc. (a)	8,660	518,907
ShoreTel Inc. (a)	175,600	1,510,160
Sykes Enterprises Inc. (a)	73,500	1,460,445
Synaptics Inc. (a)	13,460	807,869
Take-Two Interactive Software Inc. (a)	67,200	1,473,696
Trimble Navigation Ltd. (a)	46,920	1,823,780
TTM Technologies Inc. (a)	165,700	1,400,165
Ultimate Software Group Inc., The (a)	9,600	1,315,200
Ultra Clean Holdings Inc. (a)	103,100	1,355,765
Unisys Corp. (a)	61,800	1,882,428
Vantiv Inc. Class A (a)	24,830	750,363
Yelp Inc. (a)	7,090	545,434

		40,049,899

Materials (4.46%)
AK Steel Holding Corp. (a)	174,600	1,260,612
Clearwater Paper Corp. (a)	22,200	1,391,274
Cytec Industries Inc.	7,970	777,952
Eagle Materials Inc.	18,040	1,599,426
Ecolab Inc.	9,380	1,012,946
Kaiser Aluminum Corp.	18,500	1,321,270
Methanex Corp.	8,920	570,345
Packaging Corporation of America	23,280	1,638,214
Sensient Technologies Corp.	30,700	1,731,787

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Tredegar Corp.	43,300	$996,333

		12,300,159

Telecommunication Services (0.51%)
Cincinnati Bell Inc. (a)	407,700	1,410,642

Utilities (1.83%)
ALLETE Inc.	12,410	650,532
American Water Works Company Inc.	39,910	1,811,914
Avista Corp.	47,800	1,465,070
Black Hills Corp.	19,500	1,124,175

		5,051,691

Total Common Stocks
(cost $228,721,702)		273,175,437

Short-term Investments (1.83%)
JPMorgan U.S. Government Money Market Fund	5,044,139	$5,044,139

Total Short-term Investments
(cost $5,044,139)		5,044,139

TOTAL INVESTMENTS (100.84%)
(cost $233,765,841)		278,219,576
LIABILITIES, NET OF OTHER ASSETS (-0.84%)		(2,322,910)

NET ASSETS (100.00%)		$275,896,666

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (95.39%)
Austria (0.59%)
Erste Group Bank AG	24,822	$848,061

Belgium (1.18%)
Anheuser-Busch InBev NV	16,228	1,701,332

Canada (5.07%)
Barrick Gold Corp.	16,344	291,414
Canadian Pacific Railway Ltd.	20,006	2,997,733
Dollarama Inc.	20,296	1,546,205
Imax Corp. (a)	29,055	794,073
Novadaq Technologies Inc. (a)	52,796	1,176,295
Potash Corporation of Saskatchewan Inc.	13,463	487,630

		7,293,350

China (1.20%)
Baidu Inc. Sponsored ADR (a)	9,637	1,468,486
PetroChina Company Ltd. H	1,000	1,089
Qunar Cayman Islands Ltd. ADR (a)	8,603	263,166

		1,732,741

Denmark (2.27%)
Novo Nordisk A/S Class B	71,835	3,271,403

France (11.88%)
Accor SA	13,273	679,584
Air Liquide SA	3,452	467,575
AXA SA	78,693	2,045,181
Compagnie de Saint-Gobain	13,732	829,549
Danone	13,201	933,505
Essilor International SA	8,329	839,928
JC Decaux SA	16,908	740,610
Legrand SA	13,485	837,757
L’Oreal SA	6,635	1,094,142
LVMH Moet Hennessy Louis Vuitton SA	2,581	469,176
Pernod Ricard SA	11,105	1,292,748
Safran SA	29,859	2,068,691
Schneider Electric SA (Paris)	23,759	2,106,277
Unibail-Rodamco SE	3,697	960,063
Zodiac Aerospace	49,423	1,746,446

		17,111,232

Germany (8.56%)
Adidas AG	19,861	2,148,972
Allianz SE Reg.	8,256	1,395,574
Bayerische Motoren Werke (BMW) AG	12,627	1,593,783
Daimler AG Registered Shares	14,964	1,413,993
Fresenius Medical Care AG & Co. KGaA	6,738	470,164
Fresenius SE & Co. KGaA	4,097	641,185
Linde AG	7,651	1,530,466
SAP AG	22,232	1,799,696
Wirecard AG	32,162	1,334,556

		12,328,389

	Shares	Value
Common Stocks (Cont.)
Hong Kong (3.74%)
AIA Group Ltd.	295,400	$1,401,498
Anton Oilfield Services Group	1,076,000	683,901
Cheung Kong Holdings Ltd.	59,000	977,438
Hang Lung Properties Ltd.	76,000	218,011
Sands China Ltd.	281,600	2,100,246

		5,381,094

India (0.98%)
Tata Motors Ltd. Sponsored ADR	39,643	1,403,759

Ireland (0.51%)
Covidien PLC	10,017	737,852

Italy (2.30%)
Azimut Holding SpA	15,114	539,284
Intesa Sanpaolo	320,712	1,086,899
Luxottica Group SpA	20,616	1,192,300
Pirelli & C. SpA	31,590	496,127

		3,314,610

Japan (7.76%)
Dentsu Inc.	16,400	622,061
Fanuc Corp.	9,700	1,710,880
Japan Tobacco Inc.	42,136	1,322,682
Keyence Corp.	2,600	1,072,344
Komatsu Ltd.	15,300	316,925
LIXIL Group Corp.	7,900	217,831
Mitsubishi Estate Company Ltd.	1,000	23,698
Rakuten Inc.	132,200	1,763,691
SMC Corp.	4,600	1,213,341
START TODAY Co. Ltd.	63,300	1,620,907
Tokio Marine Holdings Inc.	11,900	357,179
Toyota Motor Corp.	16,500	931,347

		11,172,886

Malaysia (0.88%)
Genting Berhad	253,200	775,379
Genting BHD Warrants (a)	59,490	52,831
Sime Darby Berhad	155,900	444,474

		1,272,684

Mexico (0.99%)
Alsea S.A.B. de C.V.	393,493	1,427,130

Netherlands (5.52%)
ASML Holding NV	34,128	3,160,915
Heineken NV	15,659	1,089,848
Royal Dutch Shell PLC Class A	28,648	1,046,662
Sensata Technologies Holding NV (a)	39,268	1,674,388
Yandex NV Class A (a)	32,069	968,163

		7,939,976

Philippines (0.26%)
Puregold Price Club Inc.	377,800	370,681

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (0.75%)
DBS Group Holdings Ltd.	11,491	$147,714
United Overseas Bank Ltd.	53,841	926,670

		1,074,384

South Africa (1.28%)
Naspers Ltd. N Shares	16,712	1,843,495

Spain (2.20%)
Banco Bilbao Vizcaya Argentaria SA	167,824	2,015,625
Banco Bilbao Vizcaya Argentaria SA Rights (a)	167,824	39,304
Banco Santander SA	116,396	1,109,802

		3,164,731

Sweden (2.50%)
Atlas Copco AB Class A	46,800	1,349,993
Investor AB B Shares	22,800	825,017
Sandvik AB	42,484	600,275
Volvo AB B Shares	51,785	822,505

		3,597,790

Switzerland (11.73%)
ABB Ltd. Reg.	44,827	1,156,106
Compagnie Financiere Richemont SA Reg.	42,686	4,075,220
Holcim Ltd. Reg.	11,954	989,800
Nestle SA Reg.	21,369	1,608,627
Novartis AG Reg.	16,622	1,410,158
Roche Holding AG	17,956	5,382,433
Syngenta AG Reg.	2,845	1,075,825
UBS AG Reg.	57,884	1,195,591

		16,893,760

Taiwan (0.49%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	34,966	700,019

United Kingdom (12.56%)
Anglo American PLC	23,223	591,003
ARM Holdings PLC	133,157	2,215,487
ASOS PLC (a)	5,247	453,560
BG Group PLC	64,179	1,195,681
CRH PLC	27,803	776,392
Diageo PLC	53,311	1,654,009
Domino’s Pizza Group PLC	209,229	1,923,721
Glencore Xstrata PLC	159,374	820,483
Hargreaves Lansdown PLC	43,215	1,050,429
Lloyds Banking Group PLC (a)	1,296,484	1,613,510
Merlin Entertainments PLC (a)	114,717	721,014
Pearson PLC	40,721	721,650
Reckitt Benckiser Group PLC	7,880	642,012
Rightmove PLC	18,855	829,232
Rolls-Royce Holdings PLC	101,729	1,821,477
St. James’s Place PLC	76,681	1,054,670

		18,084,330

	Shares	Value
Common Stocks (Cont.)
United States (10.19%)
Freeport-McMoRan Copper & Gold Inc.	38,316	$1,267,110
Gilead Sciences Inc. (a)	34,867	2,470,676
Liberty Global PLC Series C (a)	73,858	3,006,759
MasterCard Inc. Class A	29,311	2,189,532
Priceline Group Inc., The (a)	2,133	2,542,301
Schlumberger Ltd.	23,657	2,306,558
Yahoo! Inc. (a)	24,739	888,130

		14,671,066

Total Common Stocks
(cost $107,004,298)		137,336,755

Preferred Stocks (1.04%)
Brazil (1.04%)
Banco Bradesco SA Pfd.	60,189	827,367
Itau Unibanco Holding SA Pfd. ADR	44,878	666,887

		1,494,254

Total Preferred Stocks
(cost $1,506,180)		1,494,254

Short-term Investments (4.60%)
State Street Institutional U.S. Government Money Market Fund	6,623,002	6,623,002

Total Short-term Investments
(cost $6,623,002)		6,623,002

TOTAL INVESTMENTS (101.03%)
(cost $115,133,480)		145,454,011
LIABILITIES, NET OF CASH AND OTHER ASSETS (-1.03%)		(1,477,016)

NET ASSETS (100.00%)		$143,976,995

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$43,765,780	30.09
United States Dollar	31,926,200	21.95
British Pound	18,084,330	12.43
Swiss Franc	16,893,760	11.61
Japanese Yen	11,172,886	7.68
Hong Kong Dollar	5,382,183	3.70
Canadian Dollar	4,543,938	3.12
Swedish Krona	3,597,790	2.47
Danish Krone	3,271,403	2.25
South African Rand	1,843,495	1.27
Mexican Peso	1,427,130	0.98
Malaysian Ringgit	1,272,684	0.88
Singapore Dollar	1,074,384	0.74
Brazilian Real	827,367	0.57
Philippine Peso	370,681	0.26

Total Investments	$145,454,011	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$38,152,292	26.50
Industrials	21,914,648	15.22
Financials	21,325,472	14.81
Health Care	16,400,094	11.39
Information Technology	15,797,328	10.97
Consumer Staples	11,709,586	8.13
Materials	8,297,698	5.77
Energy	5,233,891	3.64

Total Stocks	138,831,009	96.43
Short-term Investments	6,623,002	4.60
Liabilities, Net of Cash and Other Assets	(1,477,016)	(1.03)

Net Assets	$143,976,995	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Danish Krone	UBS AG	04/01/2014	2,068,934	$(380,963)	$805	—
Euro	JPMorgan Chase Bank N.A.	04/02/2014	50,522	(69,454)	147	—
Euro	State Street Bank and Trust Company	04/03/2014	52,185	(71,911)	—	(18)
Euro	UBS AG	04/01/2014	69,176	(95,086)	214	—
Japanese Yen	State Street Bank and Trust Company	04/01/2014	2,950,544	(28,899)	—	(313)
Japanese Yen	State Street Bank and Trust Company	04/02/2014	1,181,385	(11,491)	—	(45)
Swiss Franc	State Street Bank and Trust Company	04/02/2014	26,313	(29,688)	76	—
Euro	State Street Bank and Trust Company	04/01/2014	(35,103)	48,193	—	(167)
Euro	State Street Bank and Trust Company	04/02/2014	(25,638)	35,240	—	(81)
Japanese Yen	State Street Bank and Trust Company	04/01/2014	(498,625)	4,823	—	(8)
Singapore Dollar	State Street Bank and Trust Company	04/01/2014	(6,914)	5,470	—	(27)
Singapore Dollar	State Street Bank and Trust Company	04/02/2014	(5,036)	4,000	—	(3)
Singapore Dollar	State Street Bank and Trust Company	04/03/2014	(8,751)	6,958	1	—

Total					$1,243	$(662)

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (96.76%)
Consumer Discretionary (11.66%)
Amazon.com Inc. (a) (b)	19,182	$6,455,127
AutoNation Inc. (b)	3,241	172,518
AutoZone Inc. (b)	1,738	933,480
Bed Bath & Beyond Inc. (b)	10,951	753,429
Best Buy Co. Inc.	14,048	371,008
BorgWarner Inc.	11,768	723,379
Cablevision Systems Corp. Class A	11,153	188,151
CarMax Inc. (b)	11,510	538,668
Carnival Corp.	22,537	853,251
CBS Corp. Class B	28,458	1,758,704
Chipotle Mexican Grill Inc. (b)	1,600	908,880
Coach Inc.	14,299	710,088
Comcast Corp. Class A	134,403	6,722,838
Darden Restaurants Inc.	6,810	345,676
Delphi Automotive PLC	14,377	975,623
DIRECTV (b)	24,434	1,867,246
Discovery Communications Inc. Class A (b)	11,470	948,569
Dollar General Corp. (b)	15,214	844,073
Dollar Tree Inc. (b)	10,682	557,387
DR Horton Inc.	14,626	316,653
Expedia Inc.	5,285	383,162
Family Dollar Stores Inc.	4,891	283,727
Ford Motor Co.	203,355	3,172,338
Fossil Group Inc. (b)	2,478	288,960
GameStop Corp. Class A	6,018	247,340
Gannett Co. Inc.	11,785	325,266
GAP Inc., The	13,716	549,463
Garmin Ltd.	6,335	350,072
General Motors Co.	67,218	2,313,644
Genuine Parts Co.	7,909	686,897
Goodyear Tire & Rubber Co., The	12,844	335,614
Graham Holdings Co. Class B	224	157,640
H&R Block Inc.	14,099	425,649
Harley-Davidson Inc.	11,351	756,090
Harman International Industries Inc.	3,494	371,762
Hasbro Inc.	6,035	335,667
Home Depot Inc., The	72,613	5,745,867
International Game Technology	12,767	179,504
Interpublic Group of Companies Inc., The	21,860	374,680
Johnson Controls Inc.	34,244	1,620,426
Kohl’s Corp.	10,333	586,914
L Brands Inc.	12,537	711,725
Leggett & Platt Inc.	7,189	234,649
Lennar Corp. Class A	9,063	359,076
Lowe’s Companies Inc.	53,926	2,636,981
Macy’s Inc.	19,004	1,126,747
Marriott International Inc. Class A	11,405	638,908
Mattel Inc.	17,548	703,850
McDonald’s Corp.	51,044	5,003,843
Michael Kors Holdings Ltd. (b)	9,251	862,841
Mohawk Industries Inc. (b)	3,136	426,433
Netflix Inc. (b)	3,084	1,085,661
Newell Rubbermaid Inc.	14,387	430,171
News Corp. Class A (b)	25,636	441,452
NIKE Inc. Class B	38,372	2,834,156

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Nordstrom Inc.	7,340	$458,383
Omnicom Group Inc.	13,313	966,524
O’Reilly Automotive Inc. (b)	5,476	812,584
PetSmart Inc.	5,349	368,493
Priceline.com Inc. (b)	2,689	3,204,992
PulteGroup Inc.	17,690	339,471
PVH Corp.	4,199	523,909
Ralph Lauren Corp.	3,061	492,607
Ross Stores Inc.	11,084	793,060
Scripps Networks Interactive Class A	5,632	427,525
Staples Inc.	33,565	380,627
Starbucks Corp.	38,976	2,860,059
Starwood Hotels & Resorts Worldwide Inc.	9,896	787,722
Target Corp.	32,592	1,972,142
Tiffany & Co.	5,665	488,040
Time Warner Cable Inc.	14,308	1,962,771
Time Warner Inc.	46,032	3,007,271
TJX Companies Inc., The	36,671	2,224,096
Tractor Supply Co.	7,170	506,417
TripAdvisor Inc. (b)	5,728	518,900
Twenty-First Century Fox Inc. Class A	100,082	3,199,622
Urban Outfitters Inc. (b)	5,654	206,201
VF Corp.	18,189	1,125,535
Viacom Inc. Class B	20,550	1,746,545
Walt Disney Co., The	84,019	6,727,401
Whirlpool Corp.	3,994	596,943
Wyndham Worldwide Corp.	6,610	484,050
Wynn Resorts Ltd.	4,175	927,476
Yum! Brands Inc.	22,867	1,723,943

		103,765,232

Consumer Staples (9.35%)
Altria Group Inc.	102,709	3,844,398
Archer-Daniels-Midland Co.	33,946	1,472,916
Avon Products Inc.	22,325	326,838
Beam Inc.	8,530	710,549
Brown-Forman Corp. Class B	8,357	749,539
Campbell Soup Co.	9,189	412,402
Clorox Co., The	6,698	589,491
Coca-Cola Co., The	195,379	7,553,352
Coca-Cola Enterprises Inc.	12,258	585,442
Colgate-Palmolive Co.	45,018	2,920,318
ConAgra Foods Inc.	21,729	674,251
Constellation Brands Inc. (b)	8,623	732,696
Costco Wholesale Corp.	22,673	2,532,121
CVS Caremark Corp.	60,973	4,564,439
Dr. Pepper Snapple Group Inc.	10,175	554,130
Estee Lauder Companies Inc. Class A, The	13,163	880,341
General Mills Inc.	32,207	1,668,967
Hershey Co., The	7,746	808,682
Hormel Foods Corp.	6,930	341,441
J.M. Smucker Co., The	5,348	520,040
Kellogg Co.	13,246	830,657
Keurig Green Mountain Inc.	6,659	703,124

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kimberly-Clark Corp.	19,551	$2,155,498
Kraft Foods Group Inc.	30,747	1,724,907
Kroger Co., The	26,680	1,164,582
Lorillard Inc.	18,680	1,010,214
McCormick & Company Inc.	6,795	487,473
Mead Johnson Nutrition Co. Class A	10,419	866,236
Molson Coors Brewing Co. Class B	8,122	478,061
Mondelez International Inc. Class A	87,714	3,030,519
Monster Beverage Corp. (b)	6,981	484,830
PepsiCo Inc.	78,507	6,555,334
Philip Morris International Inc.	81,742	6,692,218
Procter & Gamble Co., The	139,811	11,268,767
Reynolds American Inc.	16,093	859,688
Safeway Inc.	11,879	438,810
Sysco Corp.	30,161	1,089,717
Tyson Foods Inc. Class A	13,822	608,306
Walgreen Co.	45,074	2,976,236
Wal-Mart Stores Inc.	83,424	6,376,096
Whole Foods Market Inc.	19,182	972,719

		83,216,345

Energy (9.82%)
Anadarko Petroleum Corp.	25,975	2,201,644
Apache Corp.	20,356	1,688,530
Baker Hughes Inc.	22,546	1,465,941
Cabot Oil & Gas Corp.	21,808	738,855
Cameron International Corp. (b)	11,181	690,650
Chesapeake Energy Corp.	26,104	668,784
Chevron Corp.	98,445	11,706,095
ConocoPhillips	63,222	4,447,668
CONSOL Energy Inc.	11,781	470,651
Denbury Resources Inc.	18,366	301,202
Devon Energy Corp.	19,745	1,321,533
Diamond Offshore Drilling Inc.	3,579	174,512
Ensco PLC Class A	12,025	634,680
EOG Resources Inc.	14,083	2,762,662
EQT Corp.	7,801	756,463
Exxon Mobil Corp.	222,824	21,765,448
FMC Technologies Inc. (b)	12,199	637,886
Halliburton Co.	43,873	2,583,681
Helmerich & Payne Inc.	5,544	596,313
Hess Corp.	14,093	1,168,028
Kinder Morgan Inc.	34,513	1,121,327
Marathon Oil Corp.	35,935	1,276,411
Marathon Petroleum Corp.	15,191	1,322,225
Murphy Oil Corp.	8,882	558,323
Nabors Industries Ltd.	13,367	329,497
National-Oilwell Varco Inc.	22,095	1,720,538
Newfield Exploration Co. (b)	6,985	219,050
Noble Corp. PLC	13,044	427,061
Noble Energy Inc.	18,557	1,318,289
Occidental Petroleum Corp.	40,982	3,905,175
ONEOK Inc.	10,714	634,804
Peabody Energy Corp.	13,920	227,453
Phillips 66	30,302	2,335,072
Pioneer Natural Resources Co.	7,369	1,379,035
QEP Resources Inc.	9,230	271,731

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Range Resources Corp.	8,412	$697,944
Rowan Companies PLC Class A (b)	6,395	215,384
Schlumberger Ltd.	67,413	6,572,768
Southwestern Energy Co. (b)	18,196	837,198
Spectra Energy Corp.	34,595	1,277,939
Tesoro Corp.	6,817	344,872
Transocean Ltd.	17,441	721,011
Valero Energy Corp.	27,461	1,458,179
Williams Companies Inc., The	35,289	1,432,028

		87,384,540

Financials (15.91%)
ACE Ltd.	17,361	1,719,781
Aflac Inc.	23,506	1,481,820
Allstate Corp., The	23,057	1,304,565
American Express Co.	47,122	4,242,394
American International Group Inc.	75,497	3,775,605
American Tower Corp.	20,368	1,667,528
Ameriprise Financial Inc.	9,844	1,083,529
Aon PLC	15,525	1,308,447
Apartment Investment and Management Co.	7,523	227,345
Assurant Inc.	3,730	242,301
AvalonBay Communities Inc.	6,262	822,326
Bank of America Corp.	544,949	9,373,123
Bank of New York Mellon Corp.	58,533	2,065,630
BB&T Corp.	36,654	1,472,391
Berkshire Hathaway Inc. Class B (b)	92,825	11,600,340
BlackRock Inc.	6,479	2,037,516
Boston Properties Inc.	7,890	903,642
Capital One Financial Corp.	29,539	2,279,229
CBRE Group Inc. (b)	14,451	396,391
Charles Schwab Corp., The	60,260	1,646,906
Chubb Corp., The	12,666	1,131,074
Cincinnati Financial Corp.	7,583	368,989
Citigroup Inc.	156,571	7,452,780
CME Group Inc.	16,270	1,204,143
Comerica Inc.	9,388	486,298
Crown Castle International Corp.	17,229	1,271,156
Discover Financial Services	24,284	1,413,086
E*TRADE Financial Corp. (b)	14,778	340,190
Equity Residential	17,252	1,000,443
Fifth Third Bancorp	43,912	1,007,780
Franklin Resources Inc.	20,826	1,128,353
General Growth Properites Inc.	26,891	591,602
Genworth Financial Inc. Class A (b)	25,418	450,661
Goldman Sachs Group Inc., The	21,712	3,557,511
Hartford Financial Services Group Inc., The	22,953	809,552
HCP Inc.	23,571	914,319
Healthcare Realty Trust Inc.	14,951	891,080
Host Hotels & Resorts Inc.	39,130	791,991
Hudson City Bancorp Inc.	24,476	240,599
Huntington Bancshares Inc.	42,713	425,849
IntercontinentalExchange Group Inc.	5,935	1,174,121
Invesco Ltd.	22,340	826,580
JPMorgan Chase & Co.	195,264	11,854,477

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
KeyCorp	46,030	$655,467
Kimco Realty Corp.	21,089	461,427
Legg Mason Inc.	5,445	267,023
Leucadia National Corp.	16,135	451,780
Lincoln National Corp.	13,596	688,909
Loews Corp.	15,752	693,876
M&T Bank Corp.	6,756	819,503
Macerich Co., The	7,235	450,958
Marsh & McLennan Companies Inc.	28,278	1,394,105
McGraw Hill Financial Inc.	13,973	1,066,140
MetLife Inc.	57,933	3,058,862
Moody’s Corp.	9,718	770,832
Morgan Stanley	72,328	2,254,464
NASDAQ OMX Group Inc., The	6,074	224,374
Northern Trust Corp.	11,532	756,038
People’s United Financial Inc.	15,844	235,600
Plum Creek Timber Co. Inc.	9,125	383,615
PNC Financial Services Group Inc.	27,538	2,395,806
Principal Financial Group Inc.	14,202	653,150
Progressive Corp., The	28,283	685,014
ProLogis Inc.	25,792	1,053,087
Prudential Financial Inc.	23,873	2,020,849
Public Storage	7,455	1,256,093
Regions Financial Corp.	73,189	813,130
Simon Property Group Inc.	16,204	2,657,456
SLM Corp.	22,112	541,302
State Street Corp.	22,259	1,548,113
SunTrust Banks Inc.	27,611	1,098,642
T. Rowe Price Group Inc.	13,512	1,112,713
Torchmark Corp.	4,568	359,502
Travelers Companies Inc., The	18,169	1,546,182
U.S. Bancorp	93,976	4,027,811
Unum Group	13,405	473,331
Ventas Inc.	15,096	914,365
Vornado Realty Trust	9,004	887,434
Wells Fargo & Co.	246,903	12,280,955
Weyerhaeuser Co.	30,139	884,580
XL Group PLC	14,240	445,000
Zions Bancorporation	9,499	294,279

		141,565,210

Health Care (12.94%)
Abbott Laboratories	79,565	3,064,047
AbbVie Inc.	81,909	4,210,123
Actavis PLC (b)	8,982	1,848,945
Aetna Inc.	18,705	1,402,314
Agilent Technologies Inc.	17,191	961,321
Alexion Pharmaceuticals Inc. (b)	10,200	1,551,726
Allergan Inc.	15,390	1,909,899
AmerisourceBergen Corp.	11,810	774,618
Amgen Inc.	38,931	4,801,750
Baxter International Inc.	28,008	2,060,829
Becton, Dickinson and Co.	9,950	1,164,946
Biogen Idec Inc. (b)	12,189	3,728,249
Boston Scientific Corp. (b)	68,171	921,672
Bristol-Myers Squibb Co.	84,773	4,403,957
Cardinal Health Inc.	17,680	1,237,246

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
CareFusion Corp. (b)	10,725	$431,360
Celgene Corp. (b)	20,937	2,922,805
Cerner Corp. (b)	15,274	859,162
Cigna Corp.	14,108	1,181,263
Covidien PLC	23,245	1,712,227
CR Bard Inc.	3,998	591,624
DaVita HealthCare Partners Inc. (b)	9,157	630,459
DENTSPLY International Inc.	7,325	337,243
Edwards Lifesciences Corp. (b)	5,532	410,308
Eli Lilly and Co.	50,812	2,990,794
Express Scripts Holding Co. (b)	40,018	3,004,952
Forest Laboratories Inc. (b)	12,296	1,134,552
Gilead Sciences Inc. (b)	79,318	5,620,473
Hospira Inc. (b)	8,528	368,836
Humana Inc.	7,944	895,448
Intuitive Surgical Inc. (b)	1,969	862,402
Johnson & Johnson	145,870	14,328,810
Laboratory Corp. of America Holdings (b)	4,400	432,124
McKesson Corp.	11,866	2,095,180
Medtronic Inc.	51,605	3,175,772
Merck & Co. Inc.	151,630	8,608,035
Mylan Inc. (b)	19,180	936,559
Patterson Companies Inc.	4,287	179,025
PerkinElmer Inc.	5,767	259,861
Perrigo Co. PLC	6,896	1,066,535
Pfizer Inc.	329,137	10,571,880
Quest Diagnostics Inc.	7,464	432,315
Regeneron Pharmaceuticals Inc. (b)	4,061	1,219,437
St. Jude Medical Inc.	14,637	957,113
Stryker Corp.	15,184	1,237,040
Tenet Healthcare Corp. (b)	4,966	212,594
Thermo Fisher Scientific Inc.	20,204	2,429,329
UnitedHealth Group Inc.	51,009	4,182,228
Varian Medical Systems Inc. (b)	5,342	448,675
Vertex Pharmaceuticals Inc. (b)	12,156	859,672
Waters Corp. (b)	4,387	475,595
WellPoint Inc.	14,566	1,450,045
Zimmer Holdings Inc.	8,732	825,873
Zoetis Inc.	25,741	744,945

		115,124,192

Industrials (10.31%)
3M Co.	32,464	4,404,066
ADT Corp., The	9,458	283,267
Allegion PLC	4,625	241,286
AMETEK Inc.	12,666	652,169
Boeing Co., The	35,268	4,425,781
Caterpillar Inc.	32,888	3,268,079
CH Robinson Worldwide Inc.	7,658	401,203
Cintas Corp.	5,167	308,005
CSX Corp.	51,876	1,502,848
Cummins Inc.	8,964	1,335,546
Danaher Corp.	30,973	2,322,975
Deere & Co.	19,065	1,731,102
Delta Air Lines Inc.	43,782	1,517,046
Dover Corp.	8,793	718,828

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Dun & Bradstreet Corp.	1,953	$194,031
Eaton Corp. PLC	24,507	1,840,966
Emerson Electric Co.	36,248	2,421,366
Equifax Inc.	6,313	429,473
Expeditors International of Washington Inc.	10,508	416,432
Fastenal Co.	14,061	693,489
FedEx Corp.	14,325	1,898,922
Flowserve Corp.	7,094	555,744
Fluor Corp.	8,270	642,827
General Dynamics Corp.	16,767	1,826,262
General Electric Co.	517,359	13,394,425
Honeywell International Inc.	40,432	3,750,472
Illinois Tool Works Inc.	20,157	1,639,369
Ingersoll-Rand PLC	13,336	763,353
Iron Mountain Inc.	8,756	241,403
Jacobs Engineering Group Inc. (b)	6,768	429,768
Joy Global Inc.	5,166	299,628
Kansas City Southern	5,674	579,088
L-3 Communications Holdings Inc.	4,428	523,168
Lockheed Martin Corp.	13,922	2,272,627
Masco Corp.	18,376	408,131
Nielsen Holdings N.V.	14,650	653,830
Norfolk Southern Corp.	15,969	1,551,708
Northrop Grumman Corp.	11,177	1,379,018
PACCAR Inc.	18,298	1,234,017
Pall Corp.	5,687	508,816
Parker Hannifin Corp.	7,680	919,373
Pentair Ltd. Reg.	10,179	807,602
Pitney Bowes Inc.	10,416	270,712
Precision Castparts Corp.	7,488	1,892,667
Quanta Services Inc. (b)	11,176	412,394
Raytheon Co.	16,219	1,602,275
Republic Services Inc.	13,974	477,352
Robert Half International Inc.	7,148	299,859
Rockwell Automation Inc.	7,139	889,162
Rockwell Collins Inc.	6,950	553,706
Roper Industries Inc.	5,143	686,642
Ryder System Inc.	2,758	220,419
Snap-on Inc.	2,995	339,873
Southwest Airlines Co.	36,194	854,540
Stanley Black & Decker Inc.	8,031	652,438
Stericycle Inc. (b)	4,378	497,428
Textron Inc.	14,570	572,455
Tyco International Ltd.	23,739	1,006,534
Union Pacific Corp.	23,466	4,403,630
United Parcel Service Inc. Class B	36,645	3,568,490
United Technologies Corp.	43,417	5,072,842
W.W. Grainger Inc.	3,164	799,416
Waste Management Inc.	22,294	937,909
Xylem Inc.	9,539	347,410

		91,745,662

Information Technology (18.03%)
Accenture PLC Class A	32,845	2,618,403
Adobe Systems Inc. (b)	23,951	1,574,539
Akamai Technologies Inc. (b)	9,172	533,902

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Alliance Data Systems Corp. (b)	2,742	$747,058
Altera Corp.	16,447	596,039
Amphenol Corp. Class A	8,181	749,789
Analog Devices Inc.	16,113	856,245
Apple Inc.	45,996	24,687,893
Applied Materials Inc.	62,443	1,275,086
Autodesk Inc. (b)	11,713	576,045
Automatic Data Processing Inc.	24,844	1,919,447
Broadcom Corp. Class A	28,458	895,858
CA Inc.	16,678	516,518
Cisco Systems Inc.	265,630	5,952,768
Citrix Systems Inc. (b)	9,478	544,322
Cognizant Technology Solutions Corp. Class A (b)	31,320	1,585,105
Computer Sciences Corp.	7,508	456,637
Corning Inc.	71,792	1,494,709
eBay Inc. (b)	60,081	3,318,874
Electronic Arts Inc. (b)	16,005	464,305
EMC Corp.	104,456	2,863,139
F5 Networks Inc. (b)	3,892	415,004
Facebook Inc. Class A (b)	88,088	5,306,421
Fidelity National Information Services Inc.	14,940	798,543
First Solar Inc. (b)	3,673	256,339
Fiserv Inc. (b)	13,125	744,056
FLIR Systems Inc.	7,314	263,304
Google Inc. Class A (b)	14,556	16,222,808
Harris Corp.	5,505	402,746
Hewlett-Packard Co.	97,726	3,162,413
Intel Corp.	256,375	6,617,039
International Business Machines Corp.	50,475	9,715,933
Intuit Inc.	14,626	1,136,879
Jabil Circuit Inc.	9,766	175,788
Juniper Networks Inc. (b)	25,854	665,999
KLA-Tencor Corp.	8,605	594,950
Lam Research Corp. (b)	8,395	461,725
Linear Technology Corp.	12,163	592,216
LSI Corp.	28,781	318,606
MasterCard Inc. Class A	52,620	3,930,714
Microchip Technology Inc.	10,266	490,304
Micron Technology Inc. (b)	54,700	1,294,202
Microsoft Corp.	389,504	15,965,769
Motorola Solutions Inc.	11,653	749,171
NetApp Inc.	17,086	630,473
NVIDIA Corp.	28,588	512,011
Oracle Corp.	178,572	7,305,381
Paychex Inc.	16,749	713,507
QUALCOMM Inc.	87,198	6,876,434
Red Hat Inc. (b)	9,746	516,343
Salesforce.com Inc. (b)	28,941	1,652,242
SanDisk Corp.	11,597	941,560
Seagate Technology PLC	16,950	951,912
Symantec Corp.	35,735	713,628
TE Connectivity Ltd.	21,157	1,273,863
Teradata Corp. (b)	8,212	403,948
Texas Instruments Inc.	55,910	2,636,156
Total System Services Inc.	8,581	260,948

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
VeriSign Inc. (b)	6,482	$349,445
Visa Inc. Class A	26,130	5,640,422
Western Digital Corp.	10,857	996,890
Western Union Co.	28,414	464,853
Xerox Corp.	57,450	649,185
Xilinx Inc.	13,728	745,019
Yahoo! Inc. (b)	48,445	1,739,176

		160,481,006

Materials (3.40%)
Air Products & Chemicals Inc.	10,914	1,299,203
Airgas Inc.	3,453	367,779
Alcoa Inc.	55,562	715,083
Allegheny Technologies Inc.	5,560	209,501
Avery Dennison Corp.	4,947	250,664
Ball Corp.	7,250	397,372
Bemis Company Inc.	5,298	207,894
CF Industries Holdings Inc.	2,861	745,691
Cliffs Natural Resources Inc.	7,883	161,286
Dow Chemical Co., The	62,692	3,046,204
E.I. du Pont de Nemours & Co.	47,801	3,207,447
Eastman Chemical Co.	7,872	678,645
Ecolab Inc.	13,961	1,507,648
FMC Corp.	6,841	523,747
Freeport-McMoRan Copper & Gold Inc.	53,542	1,770,634
International Flavors & Fragrances Inc.	4,208	402,579
International Paper Co.	22,630	1,038,264
LyondellBasell Industries NV Class A	22,266	1,980,338
MeadWestvaco Corp.	9,003	338,873
Monsanto Co.	27,064	3,079,071
Mosaic Co., The	17,434	871,700
Newmont Mining Corp.	25,621	600,556
Nucor Corp.	16,381	827,896
Owens-Illinois Inc. (b)	8,461	286,236
PPG Industries Inc.	7,143	1,381,885
Praxair Inc.	15,158	1,985,243
Sealed Air Corp.	10,085	331,494
Sherwin-Williams Co., The	4,397	866,781
Sigma-Aldrich Corp.	6,134	572,793
United States Steel Corp.	7,487	206,716
Vulcan Materials Co.	6,766	449,601

		30,308,824

Telecommunication Services (2.37%)
AT&T Inc.	268,493	9,416,050
CenturyLink Inc.	29,807	978,862
Frontier Communications Corp.	51,466	293,356
Verizon Communications Inc.	213,534	10,157,812
Windstream Holdings Inc.	30,518	251,468

		21,097,548

Utilities (2.97%)
AES Corp., The	34,107	487,048
AGL Resources Inc.	6,105	298,901

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Ameren Corp.	12,491	$514,629
American Electric Power Company Inc.	25,160	1,274,606
CenterPoint Energy Inc.	22,066	522,744
CMS Energy Corp.	13,687	400,755
Consolidated Edison Inc.	15,078	808,935
Dominion Resources Inc.	29,982	2,128,422
DTE Energy Co.	9,156	680,199
Duke Energy Corp.	36,427	2,594,331
Edison International	16,773	949,520
Entergy Corp.	9,179	613,616
Exelon Corp.	44,209	1,483,654
FirstEnergy Corp.	21,530	732,666
Integrys Energy Group Inc.	4,097	244,386
NextEra Energy Inc.	22,449	2,146,573
NiSource Inc.	16,233	576,758
Northeast Utilities	16,315	742,332
NRG Energy Inc.	16,791	533,954
Pepco Holdings Inc.	12,824	262,636
PG&E Corp.	23,597	1,019,390
Pinnacle West Capital Corp.	5,663	309,540
PPL Corp.	32,520	1,077,713
Public Service Enterprise Group Inc.	26,042	993,242
SCANA Corp.	7,306	374,944
Sempra Energy	11,694	1,131,511
Southern Co.	45,784	2,011,749
TECO Energy Inc.	10,627	182,253
Wisconsin Energy Corp.	11,598	539,887
Xcel Energy Inc.	25,616	777,702

		26,414,596

Total Common Stocks
(cost $486,910,708)		861,103,155

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Short-term Investments (3.01%)
State Street Institutional U.S. Government Money Market Fund	26,789,609	$26,789,609

Total Short-term Investments
(cost $ 26,789,609)		26,789,609

TOTAL INVESTMENTS (99.77%)
(cost $ 513,700,317)		887,892,764
OTHER ASSETS, NET OF LIABILITIES (0.23%)		2,048,311

NET ASSETS (100.00%)		$889,941,075

(a)	At March 31, 2014, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
S&P 500 Mini Index	298	June 2014	$27,702,066	$27,782,540	$80,474

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (97.02%)
Consumer Discretionary (12.78%)
1-800-FLOWERS.COM Inc. (a)	5,915	$33,301
2U Inc. (a)	149	2,034
Aeropostale Inc. (a)	19,618	98,482
AH Belo Corp. Class A	4,700	54,426
AMC Entertainment Holdings Inc. Class A (a)	5,403	131,023
American Apparel Inc. (a)	14,400	7,214
American Axle & Manufacturing Holdings Inc. (a)	17,030	315,396
American Public Education Inc. (a)	4,555	159,789
America’s Car-Mart Inc. (a)	2,000	73,440
Ann Inc. (a)	12,032	499,087
Arctic Cat Inc.	3,269	156,226
Asbury Automotive Group Inc. (a)	7,952	439,825
Ascent Capital Group LLC Class A (a)	3,600	271,980
Barnes & Noble Inc. (a)	10,037	209,773
Bassett Furniture Industries Inc.	2,800	41,580
Beasley Broadcast Group Inc. Class A	1,200	10,920
Beazer Homes USA Inc. (a)	6,602	132,568
bebe stores inc.	9,200	56,304
Big 5 Sporting Goods Corp.	4,219	67,715
Biglari Holdings Inc. (a)	362	176,471
BJ’s Restaurants Inc. (a)	6,249	204,405
Black Diamond Inc. (a)	6,139	75,080
Bloomin’ Brands Inc. (a)	14,141	340,798
Blue Nile Inc. (a)	3,256	113,309
Blyth Inc.	2,072	22,233
Bob Evans Farms Inc.	6,322	316,290
Body Central Corp. (a)	4,070	4,355
Bon-Ton Stores Inc., The	3,408	37,420
Boyd Gaming Corp. (a)	17,304	228,413
Bravo Brio Restaurant Group Inc. (a)	4,815	67,940
Bridgepoint Education Inc. (a)	3,563	53,053
Bright Horizons Family Solutions Inc. (a)	2,963	115,883
Brown Shoe Company Inc.	11,005	292,073
Brunswick Corp.	23,100	1,046,199
Buckle Inc., The	7,049	322,844
Buffalo Wild Wings Inc. (a)	4,796	714,124
Burlington Stores Inc. (a)	3,955	116,752
Caesars Entertainment Corp. (a)	10,200	193,902
Callaway Golf Co.	19,813	202,489
Capella Education Co.	2,905	183,451
Career Education Corp. (a)	14,795	110,371
Carmike Cinemas Inc. (a)	5,800	173,188
Carriage Services Inc.	4,000	72,960
Carrols Restaurant Group Inc. (a)	5,900	42,303
Cato Corp. Class A	6,944	187,766
Cavco Industries Inc. (a)	1,742	136,660
Central European Media Enterprises Ltd. Class A (a)	19,051	56,010
Central European Media Enterprises Ltd. Rights (a) (b)	304	9,585
Cheesecake Factory Inc., The	13,489	642,481
Children’s Place Retail Stores Inc., The	5,956	296,668
Christopher & Banks Corp. (a)	9,000	59,490

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Churchill Downs Inc.	3,545	$323,658
Chuy’s Holdings Inc. (a)	4,038	174,199
Citi Trends Inc. (a)	3,800	61,902
ClubCorp Holdings Inc.	5,341	100,945
Columbia Sportswear Co.	3,248	268,447
Conn’s Inc. (a)	5,692	221,134
Container Store Group Inc., The (a)	3,726	126,498
Cooper Tire & Rubber Co.	15,900	386,370
Core-Mark Holding Co. Inc.	2,928	212,573
Corinthian Colleges Inc. (a)	19,116	26,380
Coupons.com Inc. (a)	133	3,278
Cracker Barrel Old Country Store Inc.	4,982	484,450
Crocs Inc. (a)	22,600	352,560
Crown Media Holdings Inc. (a)	10,362	39,790
CSS Industries Inc.	2,118	57,186
Culp Inc.	2,200	43,428
Cumulus Media Inc. Class A (a)	23,850	164,804
Daily Journal Corp. (a)	263	45,491
Dana Holding Corp.	40,201	935,477
Del Frisco’s Restaurant Group Inc. (a)	2,663	74,298
Denny’s Corp. (a)	23,453	150,803
Destination Maternity Corp.	3,400	93,160
Destination XL Group Inc. (a)	10,474	59,073
Dex Media Inc. (a)	4,300	39,560
Diamond Resorts International Inc. (a)	4,425	75,004
DineEquity Inc.	4,175	325,942
Diversified Restaurant Holdings Inc. (a)	2,700	13,500
Dorman Products Inc. (a)	6,400	377,984
Drew Industries Inc.	5,919	320,810
E.W. Scripps Co Class A (a)	8,090	143,355
Education Management Corp. (a)	6,200	30,194
Einstein Noah Restaurant Group Inc.	1,400	23,044
Entercom Communications Corp. Class A (a)	5,869	59,101
Entravision Communications Corp. Class A	13,745	92,092
Ethan Allen Interiors Inc.	6,522	165,985
EveryWare Global Inc. (a)	2,500	11,400
Express Inc. (a)	21,562	342,405
Federal-Mogul Corp. (a)	5,200	97,292
Fiesta Restaurant Group Inc. (a)	5,700	259,863
Finish Line Inc. Class A, The	12,606	341,497
Five Below Inc. (a)	8,390	356,407
Flexsteel Industries Inc.	1,216	45,746
Fox Factory Holding Corp. (a)	2,447	46,248
Francesca’s Holdings Corp. (a)	10,960	198,814
Fred’s Inc. Class A	9,440	170,014
FTD Companies Inc. (a)	4,651	147,948
Fuel Systems Solutions Inc. (a)	3,754	40,393
Genesco Inc. (a)	6,132	457,263
Gentherm Inc. (a)	9,019	313,140
G-III Apparel Group Ltd. (a)	4,271	305,718
Global Sources Ltd. (a)	4,764	42,685
Gordmans Stores Inc.	2,200	12,012
Grand Canyon Education Inc. (a)	11,533	538,591
Gray Television Inc. (a)	12,500	129,625

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Group 1 Automotive Inc.	5,549	$364,347
Harte-Hanks Inc.	10,900	96,356
Haverty Furniture Companies Inc.	5,035	149,540
Helen of Troy Ltd. (a)	8,179	566,232
Hemisphere Media Group Inc. (a)	2,100	26,439
hhgregg Inc. (a)	3,114	29,926
Hibbett Sports Inc. (a)	6,612	349,643
Hillenbrand Inc.	14,053	454,333
Hooker Furniture Corp.	2,700	42,282
Houghton Mifflin Harcourt Co. (a)	5,400	109,782
Hovnanian Enterprises Inc. Class A (a)	29,924	141,541
HSN Inc.	8,600	513,678
Iconix Brand Group Inc. (a)	12,244	480,822
Ignite Restaurant Group Inc. (a)	1,700	23,919
Installed Building Products Inc. (a)	2,215	30,899
International Speedway Corp. Class A	7,285	247,617
Interval Leisure Group Inc.	10,100	264,014
Intrawest Resorts Holdings Inc. (a)	4,639	60,493
iRobot Corp. (a)	7,100	291,455
Isle of Capri Casinos Inc. (a)	5,109	39,186
ITT Educational Services Inc. (a)	6,100	174,948
Jack in the Box Inc. (a)	10,607	625,177
JAKKS Pacific Inc.	4,527	32,685
Jamba Inc. (a)	4,295	51,519
Johnson Outdoors Inc. Class A	1,230	31,267
Jones Group Inc., The	20,557	307,738
Jos. A. Bank Clothiers Inc. (a)	7,055	453,636
Journal Communications Inc. Class A (a)	11,342	100,490
JTH Holding Inc. Class A (a)	1,200	33,288
K12 Inc. (a)	6,773	153,408
Kate Spade & Co. (a)	30,369	1,126,386
KB Home	21,315	362,142
Kirkland’s Inc. (a)	3,700	68,413
Krispy Kreme Doughnuts Inc. (a)	16,706	296,197
La-Z-Boy Inc.	13,422	363,736
Leapfrog Enterprises Inc. (a)	15,820	118,650
LGI Homes Inc. (a)	2,494	43,022
Libbey Inc. (a)	5,323	138,398
Life Time Fitness Inc. (a)	10,856	522,174
LifeLock Inc. (a)	16,399	280,587
Lifetime Brands Inc.	2,381	42,525
Lincoln Educational Services Corp.	5,600	21,112
Lithia Motors Inc. Class A	5,639	374,768
Live Nation Entertainment Inc. (a)	35,565	773,539
Loral Space & Communications Inc. (a)	3,300	233,409
Luby’s Inc. (a)	4,712	29,026
Lumber Liquidators Holdings Inc. (a)	6,974	654,161
M.D.C. Holdings Inc.	9,947	281,301
M/I Homes Inc. (a)	6,065	135,977
Malibu Boats Inc. Class A (a)	2,140	47,551
Marcus Corp., The	5,037	84,118
Marine Products Corp.	2,692	20,244
MarineMax Inc. (a)	6,231	94,649
Marriott Vacations Worldwide Corp. (a)	7,400	413,734
Martha Stewart Living Omnimedia Inc. Class A (a)	6,778	30,704

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Matthews International Corp.	6,948	$283,548
Mattress Firm Holding Corp. (a)	3,400	162,622
McClatchy Co. Class A, The (a)	14,927	95,831
MDC Partners Inc. Class A	10,189	232,513
Media General Inc. Class A (a)	4,900	90,013
Men’s Wearhouse Inc., The	12,158	595,499
Meredith Corp.	9,088	421,956
Meritage Homes Corp. (a)	9,852	412,602
Modine Manufacturing Co. (a)	12,320	180,488
Monarch Casino & Resort Inc. (a)	1,966	36,430
Monro Muffler Brake Inc.	8,002	455,154
Morgans Hotel Group Co. (a)	6,586	52,951
Movado Group Inc.	4,539	206,751
Multimedia Games Holding Company Inc. (a)	7,300	211,992
NACCO Industries Inc. Class A	1,148	62,233
Nathan’s Famous Inc. (a)	700	34,293
National CineMedia Inc.	15,472	232,080
Nautilus Inc. (a)	7,700	74,151
New Home Company Inc., The (a)	2,341	33,336
New York & Co. Inc. (a)	7,819	34,325
New York Times Co. Class A, The	32,752	560,714
Nexstar Broadcasting Group Inc. Class A	7,484	280,800
Noodles & Company (a)	1,529	60,350
NutriSystem Inc.	7,407	111,623
Office Depot Inc. (a)	121,512	501,845
Orbitz Worldwide Inc. (a)	6,215	48,726
Orient-Express Hotels Ltd. Class A (a)	24,403	351,647
Outerwall Inc. (a)	5,185	375,912
Overstock.com Inc. (a)	2,899	57,110
Oxford Industries Inc.	3,447	269,555
Pacific Sunwear of California Inc. (a)	11,400	33,858
Papa John’s International Inc.	8,098	421,987
Penske Automotive Group Inc.	10,829	463,048
Pep Boys-Manny, Moe & Jack, The (a)	13,227	168,247
Perry Ellis International Inc. (a)	3,140	43,144
PetMed Express Inc.	5,300	71,073
Pier 1 Imports Inc.	24,011	453,328
Pinnacle Entertainment Inc. (a)	14,748	349,528
Pool Corp.	11,870	727,868
Popeyes Louisiana Kitchen Inc. (a)	6,041	245,506
Potbelly Corp. (a)	2,250	40,208
Quiksilver Inc. (a)	33,800	253,838
R.G. Barry Corp.	2,681	50,617
RadioShack Corp. (a)	25,300	53,636
ReachLocal Inc. (a)	2,409	23,729
Reading International Inc. Class A (a)	4,300	31,519
Red Robin Gourmet Burgers Inc. (a)	3,574	256,184
Regis Corp.	11,875	162,688
Remy International Inc.	3,500	82,670
Rent-A-Center Inc.	13,528	359,845
Rentrak Corp. (a)	2,625	158,235
Restoration Hardware Holdings Inc. (a)	4,500	331,155
RetailMeNot Inc. (a)	2,643	84,576
Ruby Tuesday Inc. (a)	16,211	90,944
Ruth’s Hospitality Group Inc.	9,085	109,838

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ryland Group Inc., The	11,789	$470,735
Saga Communications Inc. Class A	1,196	59,429
Salem Communications Corp. Class A	2,600	25,974
Scholastic Corp.	6,791	234,154
Scientific Games Corp. Class A (a)	11,946	164,019
Sears Hometown and Outlet Stores Inc. (a)	2,100	49,665
Select Comfort Corp. (a)	14,353	259,502
SFX Entertainment Inc. (a)	5,127	36,145
Shiloh Industries Inc. (a)	1,370	24,304
Shoe Carnival Inc.	4,025	92,736
Shutterfly Inc. (a)	9,700	413,996
Sinclair Broadcast Group Inc. Class A	17,313	469,009
Sizmek Inc. (a)	6,497	69,063
Skechers U.S.A. Inc. Class A (a)	9,849	359,882
Skullcandy Inc. (a)	4,066	37,326
Smith & Wesson Holding Corp. (a)	13,869	202,765
Sonic Automotive Inc.	9,997	224,733
Sonic Corp. (a)	14,246	324,666
Sotheby’s	17,250	751,238
Spartan Motors Inc.	8,300	42,662
Speedway Motorsports Inc.	2,854	53,455
Stage Stores Inc.	8,207	200,661
Standard Motor Products Inc.	5,000	178,850
Standard Pacific Corp. (a)	38,100	316,611
Stein Mart Inc.	7,123	99,793
Steiner Leisure Ltd. (a)	3,652	168,905
Steven Madden Ltd. (a)	15,190	546,536
Stoneridge Inc. (a)	7,600	85,348
Strayer Education Inc. (a)	2,720	126,290
Sturm, Ruger & Company Inc.	4,900	293,020
Superior Industries International Inc.	5,941	121,731
Systemax Inc. (a)	2,500	37,275
Tenneco Inc. (a)	15,513	900,840
Texas Roadhouse Inc. Class A	15,904	414,776
Tile Shop Holdings Inc., The (a)	4,600	71,070
Tilly’s Inc. Class A (a)	2,300	26,910
Tower International Inc. (a)	1,495	40,694
Town Sports International Holdings Inc.	5,911	50,184
Trans World Entertainment Corp.	2,600	9,438
Tri Pointe Homes Inc. (a)	3,954	64,173
Tuesday Morning Corp. (a)	10,689	151,249
Tumi Holdings Inc. (a)	12,238	276,946
UCP Inc. Class A (a)	1,924	28,975
Unifi Inc. (a)	3,900	89,973
Universal Electronics Inc. (a)	4,070	156,247
Universal Technical Institute Inc.	5,681	73,569
Vail Resorts Inc.	9,126	636,082
ValueVision Media Inc. Class A (a)	9,700	47,142
Vera Bradley Inc. (a)	5,547	149,714
Vince Holding Corp. (a)	2,927	77,156
Vitacost.com Inc. (a)	5,600	39,704
Vitamin Shoppe Inc. (a)	7,823	371,749
VOXX International Corp. (a)	4,804	65,719
WCI Communities Inc. (a)	1,693	33,454

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
West Marine Inc. (a)	4,800	$54,576
Wet Seal Inc. Class A (a)	22,624	29,864
Weyco Group Inc.	1,700	45,934
William Lyon Homes Class A (a)	3,400	93,874
Winmark Corp.	575	43,504
Winnebago Industries Inc. (a)	7,319	200,467
Wolverine World Wide Inc.	25,630	731,736
World Wrestling Entertainment Inc.	7,479	215,994
Zagg Inc. (a)	8,016	37,034
Zale Corp. (a)	8,100	169,371
Zumiez Inc. (a)	5,266	127,648

		55,769,331

Consumer Staples (3.62%)
Alico Inc.	685	25,821
Alliance One International Inc. (a)	22,744	66,412
Andersons Inc., The	7,110	421,196
Annie’s Inc. (a)	3,400	136,646
B&G Foods Inc. Class A	13,549	407,960
Boston Beer Co. Inc. (a)	2,080	509,038
Boulder Brands Inc. (a)	15,300	269,586
Calavo Growers Inc.	3,100	110,298
Cal-Maine Foods Inc.	3,700	232,286
Casey’s General Stores Inc.	9,800	662,382
Central Garden & Pet Co. (a)	10,673	88,266
Chefs’ Warehouse Inc., The (a)	4,200	89,880
Chiquita Brands International Inc. (a)	11,436	142,378
Coca-Cola Bottling Co. Consolidated	1,155	98,152
Craft Brew Alliance Inc. (a)	2,569	39,229
Darling International Inc. (a)	39,894	798,678
Diamond Foods Inc. (a)	5,800	202,594
Elizabeth Arden Inc. (a)	6,403	188,953
Fairway Group Holdings Corp. (a)	3,894	29,750
Farmer Brothers Co. (a)	1,731	34,101
Female Health Co., The	5,300	41,128
Fresh Del Monte Produce Inc.	9,800	270,186
Griffin Land & Nurseries Inc.	800	24,192
Hain Celestial Group Inc., The (a)	9,754	892,198
Harbinger Group Inc. (a)	8,127	99,393
Ingles Markets Inc.	2,905	69,197
Inter Parfums Inc.	4,216	152,661
Inventure Foods Inc. (a)	3,300	46,134
J&J Snack Foods Corp.	3,842	368,717
John B. Sanfilippo & Son Inc.	2,000	46,040
Lancaster Colony Corp.	4,714	468,666
Lifevantage Corp. (a)	28,000	36,680
Lifeway Foods Inc.	1,100	16,170
Limoneira Co.	2,567	58,220
Medifast Inc. (a)	3,167	92,128
National Beverage Corp. (a)	3,080	60,091
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	96,139
Nature’s Sunshine Products Inc.	2,767	38,129
Nutraceutical International Corp. (a)	2,000	51,980
Oil-Dri Corporation of America	1,200	41,448
Omega Protein Corp. (a)	4,780	57,695

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Orchids Paper Products Co.	1,500	$45,900
Pantry Inc., The (a)	6,339	97,240
Pilgrim’s Pride Corp. (a)	15,566	325,641
Post Holdings Inc. (a)	9,802	540,286
PriceSmart Inc.	4,800	484,464
Revlon Inc. Class A (a)	3,100	79,205
Rite Aid Corp. (a)	185,043	1,160,220
Roundy’s Inc.	7,840	53,939
Sanderson Farms Inc.	5,845	458,774
Seaboard Corp. (a)	77	201,852
Seneca Foods Corp. Class A (a)	2,101	66,139
Snyder’s-Lance Inc.	12,242	345,102
Spartan Stores Inc.	9,266	215,064
Spectrum Brands Holdings Inc.	5,490	437,553
Star Scientific Inc. (a)	43,800	34,370
SUPERVALU Inc. (a)	52,100	356,364
Susser Holdings Corp. (a)	4,675	292,047
Synutra International Inc. (a)	4,500	30,105
Tootsie Roll Industries Inc.	4,976	148,981
TreeHouse Foods Inc. (a)	9,167	659,932
United Natural Foods Inc. (a)	12,546	889,762
Universal Corp.	6,005	335,619
USANA Health Sciences Inc. (a)	1,474	111,051
Vector Group Ltd.	16,220	349,379
Village Super Market Inc. Class A	1,528	40,339
WD-40 Co.	3,962	307,332
Weis Markets Inc.	2,796	137,703

		15,785,161

Energy (5.55%)
Abraxas Petroleum Corp. (a)	20,468	81,053
Adams Resources & Energy Inc.	500	28,960
Alon USA Energy Inc.	5,700	85,160
Alpha Natural Resources Inc. (a)	56,400	239,700
Amyris Inc. (a)	7,682	28,654
Apco Oil and Gas International Inc. (a)	2,300	33,235
Approach Resources Inc. (a)	8,792	183,841
Arch Coal Inc.	53,800	259,316
Athlon Energy Inc. (a)	4,508	159,809
Basic Energy Services Inc. (a)	7,800	213,798
Bill Barrett Corp. (a)	12,574	321,894
Bolt Technology Corp.	2,200	43,494
Bonanza Creek Energy Inc. (a)	7,500	333,000
BPZ Resources Inc. (a)	30,800	97,944
Bristow Group Inc.	9,223	696,521
C&J Energy Services Inc. (a)	11,329	330,354
Cal Dive International Inc. (a)	23,514	39,974
Callon Petroleum Co. (a)	9,694	81,139
CARBO Ceramics Inc.	5,000	689,950
Carrizo Oil & Gas Inc. (a)	11,590	619,601
CHC Group Ltd. (a)	9,247	68,335
Clayton Williams Energy Inc. (a)	1,549	175,052
Clean Energy Fuels Corp. (a)	17,555	156,942
Cloud Peak Energy Inc. (a)	15,284	323,104
Comstock Resources Inc.	12,372	282,700
Contango Oil & Gas Co. (a)	3,749	178,977
Dawson Geophysical Co.	2,000	56,020

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Delek US Holdings Inc.	9,500	$275,880
Diamondback Energy Inc. (a)	5,366	361,185
Emerald Oil Inc. (a)	14,030	94,282
Endeavour International Corp. (a)	11,431	37,151
Energy XXI (Bermuda) Ltd.	18,548	437,176
EPL Oil & Gas Inc. (a)	7,696	297,066
Equal Energy Ltd.	8,700	39,846
Era Group Inc. (a)	5,000	146,550
Evolution Petroleum Corp.	4,008	51,022
EXCO Resources Inc.	42,750	239,400
Exterran Holdings Inc.	14,745	647,011
Forest Oil Corp. (a)	29,900	57,109
Forum Energy Technologies Inc. (a)	10,157	314,664
Frontline Ltd. (a)	15,626	61,410
FX Energy Inc. (a)	12,900	43,086
GasLog Ltd.	7,609	177,214
Gastar Exploration Inc. (a)	14,162	77,466
Geospace Technologies Corp. (a)	3,300	218,361
Goodrich Petroleum Corp. (a)	7,762	122,795
Green Plains Renewable Energy Inc.	6,400	191,744
Gulf Island Fabrication Inc.	3,882	83,890
GulfMark Offshore Inc. Class A	6,799	305,547
Halcon Resources Corp. (a)	59,995	259,778
Hallador Energy Co.	1,737	14,851
Helix Energy Solutions Group Inc. (a)	26,720	614,026
Hercules Offshore Inc. (a)	40,157	184,321
Hornbeck Offshore Services Inc. (a)	9,134	381,893
ION Geophysical Corp. (a)	32,713	137,722
Isramco Inc. (a)	272	36,043
Jones Energy Inc. Class A (a)	2,959	44,799
Key Energy Services Inc. (a)	38,305	353,938
KiOR Inc. Class A (a)	10,854	6,219
Knightsbridge Tankers Ltd.	7,886	106,855
Kodiak Oil & Gas Corp. (a)	67,309	817,131
L&L Energy Inc. (a) (b)	7,400	3,108
Magnum Hunter Resources Corp. (a)	44,079	374,672
Magnum Hunter Resources Corp. Warrants (a) (b)	4,267	0
Matador Resources Co. (a)	14,845	363,554
Matrix Service Co. (a)	6,700	226,326
Midstates Petroleum Company Inc. (a)	8,176	43,823
Miller Energy Resources Inc. (a)	7,630	44,864
Mitcham Industries Inc. (a)	3,269	45,570
Natural Gas Services Group (a)	3,100	93,434
Newpark Resources Inc. (a)	22,157	253,698
Nordic American Tankers Ltd.	19,272	189,636
North Atlantic Drilling Ltd.	18,291	161,692
Northern Oil and Gas Inc. (a)	16,095	235,309
Nuverra Environmental Solutions Inc. (a)	3,580	72,638
Panhandle Oil & Gas Inc.	1,763	76,884
Parker Drilling Co. (a)	29,921	212,140
PDC Energy Inc. (a)	9,023	561,772
Penn Virginia Corp. (a)	14,256	249,337
Petroquest Energy Inc. (a)	14,265	81,310
PHI Inc. (a)	3,200	141,568
Pioneer Energy Services Corp. (a)	16,064	208,029

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Quicksilver Resources Inc. (a)	33,300	$87,579
Renewable Energy Group Inc. (a)	5,200	62,296
Rentech Inc. (a)	56,994	108,289
Resolute Energy Corp. (a)	17,923	129,046
REX American Resources Corp. (a)	1,311	74,793
Rex Energy Corp. (a)	11,600	217,036
RigNet Inc. (a)	3,100	166,873
Rosetta Resources Inc. (a)	15,430	718,729
RSP Permian Inc. (a)	5,890	170,162
Sanchez Energy Corp. (a)	9,851	291,885
Scorpio Tankers Inc.	46,662	465,220
SEACOR Holdings Inc. (a)	5,100	440,742
SemGroup Corp. Class A	10,764	706,980
Ship Finance International Ltd.	14,485	260,295
Solazyme Inc. (a)	11,846	137,532
Stone Energy Corp. (a)	12,621	529,703
Swift Energy Co. (a)	10,920	117,499
Synergy Resources Corp. (a)	12,592	135,364
Targa Resources Corp.	8,364	830,211
Teekay Tankers Ltd. Class A	15,994	56,619
Tesco Corp. (a)	7,523	139,176
TETRA Technologies Inc. (a)	20,000	256,000
TGC Industries Inc. (a)	3,885	23,116
Triangle Petroleum Corp. (a)	16,879	139,083
Uranium Energy Corp. (a)	21,500	28,380
Ur-Energy Inc. (a)	30,100	46,655
VAALCO Energy Inc. (a)	14,700	125,685
Vantage Drilling Co. (a)	54,436	93,086
W&T Offshore Inc.	8,600	148,866
Warren Resources Inc. (a)	18,346	88,061
Western Refining Inc.	13,781	531,947
Westmoreland Coal Co. (a)	2,892	86,124
Willbros Group Inc. (a)	10,596	133,722
ZaZa Energy Corp. (a)	6,300	4,738

		24,236,814

Financials (21.65%)
1st Source Corp.	3,827	122,808
1st United Bancorp Inc.	8,100	62,046
Acadia Realty Trust	13,830	364,835
Access National Corp.	1,900	30,799
AG Mortgage Investment Trust Inc.	6,856	120,049
Agree Realty Corp.	3,820	116,166
Alexander & Baldwin Inc.	11,000	468,160
Alexander’s Inc.	548	197,823
Altisource Residential Corp.	14,362	453,265
Ambac Financial Group Inc. (a)	11,300	350,639
American Assets Trust Inc.	8,647	291,750
American Capital Mortgage Investment Corp.	13,695	257,055
American Equity Investment Life Holding Co.	16,342	385,998
American National Bankshares Inc.	2,000	47,040
American Realty Capital Properties Inc.	119,373	1,673,609
American Residential Properties Inc. (a)	3,627	65,213

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ameris Bancorp (a)	6,576	$153,221
Amerisafe Inc.	4,700	206,377
Ames National Corp.	2,200	48,488
Amreit Inc. Class B	5,100	84,507
AmTrust Financial Services Inc.	7,911	297,533
Anworth Mortgage Asset Corp.	34,215	169,706
Apollo Commercial Real Estate Finance Inc.	9,120	151,666
Apollo Residential Mortgage Inc.	8,488	137,760
Ares Commercial Real Estate Corp.	5,310	71,207
Argo Group International Holdings Ltd.	6,934	318,271
Arlington Asset Investment Corp. Class A	3,895	103,140
Armada Hoffler Properties Inc.	4,700	47,188
Armour Residential REIT Inc.	96,639	398,153
Arrow Financial Corp.	2,814	74,402
Ashford Hospitality Prime Inc.	4,676	70,701
Ashford Hospitality Trust Inc.	15,250	171,868
Associated Estates Realty Corp.	14,978	253,727
Astoria Financial Corp.	22,400	309,568
AV Homes Inc. (a)	2,348	42,475
Aviv REIT Inc.	2,900	70,905
Baldwin & Lyons Inc.	2,311	60,756
Banc of California Inc.	4,051	49,706
BancFirst Corp.	1,848	104,652
Banco Latinoamericano de Comercio Exterior SA	7,400	195,434
Bancorp Inc., The (a)	8,172	153,715
BancorpSouth Inc.	24,361	608,051
Bank Mutual Corp.	11,919	75,566
Bank of Kentucky Financial Corp., The	1,448	54,358
Bank of Marin Bancorp	1,600	72,032
Bank of the Ozarks Inc.	7,936	540,124
BankFinancial Corp.	5,403	53,922
Banner Corp.	4,965	204,608
Bar Harbor Bankshares	1,000	38,350
BBCN Bancorp Inc.	20,332	348,490
BBX Capital Corp. Class A (a)	1,800	35,010
Beneficial Mutual Bancorp Inc. (a)	8,145	107,433
Berkshire Hills Bancorp Inc.	6,221	160,999
BGC Partners Inc. Class A	31,656	207,030
Blue Capital Reinsurance Holdings Ltd. (a)	1,600	27,824
BNC Bancorp	4,500	77,985
BofI Holding Inc. (a)	3,134	268,740
Boston Private Financial Holdings Inc.	20,151	272,643
Bridge Bancorp Inc.	2,985	79,729
Bridge Capital Holdings (a)	2,697	64,081
Brookline Bancorp Inc.	17,892	168,543
Bryn Mawr Bank Corp.	3,327	95,585
C&F Financial Corp.	800	26,512
Calamos Asset Management Inc. Class A	5,479	70,843
California First National Bancorp	800	12,280
Camden National Corp.	2,000	82,400
Campus Crest Communities Inc.	16,178	140,425

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Capital Bank Financial Corp. Class A (a)	6,200	$155,682
Capital City Bank Group Inc.	2,998	39,813
Capitala Finance Corp.	1,100	21,208
Capitol Federal Financial Inc.	37,800	474,390
Capstead Mortgage Corp.	23,859	302,055
Cardinal Financial Corp.	8,300	147,989
Cascade Bancorp (a)	1,473	8,249
Cash America International Inc.	7,380	285,754
CatchMark Timber Trust Inc. Class A	3,100	43,555
Cathay General Bancorp	19,846	499,921
Cedar Realty Trust Inc.	17,975	109,827
Center Bancorp Inc.	2,986	56,734
Centerstate Banks Inc.	7,324	79,978
Central Pacific Financial Corp.	5,494	110,979
Century Bancorp Inc. Class A	809	27,595
Chambers Street Properties	59,898	465,407
Charter Financial Corp.	5,663	61,217
Chatham Lodging Trust	6,689	135,252
Chemical Financial Corp.	7,556	245,192
Chemung Financial Corp.	900	24,408
Chesapeake Lodging Trust	12,183	313,469
CIFC Corp.	1,677	13,651
Citizens & Northern Corp.	3,100	61,101
Citizens Inc. (a)	10,800	79,920
City Holding Co.	3,968	178,004
Clifton Savings Bancorp Inc.	2,225	26,077
CNB Financial Corp.	3,800	67,184
CNO Financial Group Inc.	56,707	1,026,397
CoBiz Financial Inc.	9,374	107,988
Cohen & Steers Inc.	4,902	195,345
Colony Financial Inc.	23,373	513,037
Columbia Banking System Inc.	12,810	365,341
Community Bank System Inc.	10,060	392,541
Community Trust Bancorp Inc.	3,487	144,641
CommunityOne Bancorp (a)	2,500	28,050
ConnectOne Bancorp Inc. (a)	437	21,396
Consolidated-Tomoka Land Co.	1,442	58,084
Consumer Portfolio Services Inc. (a)	4,200	28,728
Coresite Realty Corp.	5,354	165,974
Cousins Properties Inc.	42,674	489,471
Cowen Group Inc. Class A (a)	25,279	111,480
Crawford & Co. Class B	6,776	73,926
Credit Acceptance Corp. (a)	1,824	259,282
CU Bancorp (a)	2,300	42,320
CubeSmart	35,599	610,879
Customers Bancorp Inc. (a)	5,000	104,350
CVB Financial Corp.	23,680	376,512
CyrusOne Inc.	4,766	99,276
CYS Investments Inc.	40,929	338,074
DCT Industrial Trust Inc.	80,087	631,086
DFC Global Corp. (a)	10,078	88,989
Diamond Hill Investment Group	700	92,008
DiamondRock Hospitality Co.	49,351	579,874
Dime Community Bancshares	8,269	140,408
Donegal Group Inc.	1,869	27,250
Doral Financial Corp. (a)	1,558	13,523

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
DuPont Fabros Technology Inc.	15,940	$383,676
Dynex Capital Inc.	14,501	129,784
Eagle Bancorp Inc. (a)	5,620	202,882
EastGroup Properties Inc.	7,738	486,798
Education Realty Trust Inc.	28,564	281,927
eHealth Inc. (a)	4,584	232,867
Ellington Residential Mortgage REIT	1,795	30,371
EMC Insurance Group Inc.	1,281	45,514
Empire State Realty Trust Inc. Class A	21,100	318,821
Employers Holdings Inc.	8,000	161,840
Encore Capital Group Inc. (a)	6,300	287,910
Enstar Group Ltd. (a)	2,400	327,144
Enterprise Bancorp Inc.	1,937	39,399
Enterprise Financial Services Corp.	4,776	95,854
EPR Properties	13,195	704,481
Equity One Inc.	15,473	345,667
ESB Financial Corp.	3,048	39,837
ESSA Bancorp Inc.	2,000	21,740
Essent Group Ltd. (a)	5,800	130,268
EverBank Financial Corp.	20,581	406,063
Evercore Partners Inc. Class A	8,000	442,000
Excel Trust Inc.	11,921	151,158
EZCORP Inc. Class A (a)	12,700	137,033
F.N.B. Corp.	39,617	530,868
Farmers Capital Bank Corp. (a)	1,900	42,674
FBL Financial Group Inc. Class A	2,198	95,217
FBR & Co. (a)	2,200	56,826
Federal Agricultural Mortgage Corp. Class C	2,704	89,908
FelCor Lodging Trust Inc. (a)	31,918	288,539
Fidelity & Guaranty Life	2,936	69,290
Fidelity Southern Corp.	3,849	53,771
Financial Engines Inc.	12,414	630,383
Financial Institutions Inc.	3,400	78,268
First American Financial Corp.	27,367	726,594
First Bancorp (North Carolina)	4,903	93,157
First BanCorp (Puerto Rico) (a)	17,800	96,832
First Bancorp Inc.	2,362	38,501
First Busey Corp.	17,879	103,698
First Cash Financial Services Inc. (a)	7,314	369,064
First Commonwealth Financial Corp.	25,234	228,115
First Community Bancshares Inc.	4,523	73,996
First Connecticut Bancorp Inc.	4,394	68,810
First Defiance Financial Corp.	2,394	64,925
First Federal Bancshares of Arkansas Inc. (a)	900	8,253
First Financial Bancorp	14,442	259,667
First Financial Bankshares Inc.	7,952	491,354
First Financial Corp. Indiana	2,799	94,270
First Financial Holdings Inc.	6,111	382,671
First Financial Northwest Inc.	4,100	41,615
First Industrial Realty Trust Inc.	27,598	533,193
First Interstate BancSystem Inc.	4,357	122,955
First Marblehead Corp., The (a)	2,270	13,711
First Merchants Corp.	9,171	198,460
First Midwest Bancorp Inc.	19,251	328,807

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First NBC Bank Holding Co. (a)	1,000	$34,860
First of Long Island Corp., The	2,100	85,281
First Potomac Realty Trust	15,372	198,606
First Security Group Inc. (a)	15,500	32,240
FirstMerit Corp.	41,797	870,632
Flagstar Bancorp Inc. (a)	4,900	108,878
Flushing Financial Corp.	7,692	162,070
Forestar Group Inc. (a)	8,700	154,860
Fortegra Financial Corp. (a)	1,400	9,842
Fox Chase Bancorp	2,983	50,264
Franklin Financial Corp. (a)	2,632	51,482
Franklin Street Properties Corp.	22,644	285,314
FXCM Inc. Class A	9,162	135,323
Gain Capital Holdings Inc.	2,500	27,025
GAMCO Investors Inc.	1,500	116,475
Geo Group Inc., The	18,152	585,220
German American Bancorp Inc.	3,100	89,559
Getty Realty Corp.	6,394	120,783
GFI Group Inc.	18,256	64,809
Glacier Bancorp Inc.	18,448	536,283
Gladstone Commercial Corp.	3,700	64,158
Glimcher Realty Trust	37,286	373,979
Global Indemnity PLC (a)	2,318	61,056
Government Properties Income Trust	14,040	353,808
Gramercy Property Trust Inc.	14,800	76,368
Great Southern Bancorp Inc.	2,513	75,465
Green Dot Corp. Class A (a)	6,600	128,898
Greenhill & Co. Inc.	7,200	374,256
Greenlight Capital Re Ltd. Class A (a)	7,103	232,978
Guaranty Bancorp	3,860	55,005
Hallmark Financial Services Inc. (a)	3,700	30,747
Hampton Roads Bankshares Inc. (a)	8,300	13,197
Hancock Holding Co.	21,430	785,410
Hanmi Financial Corp.	7,852	182,952
Hannon Armstrong Sustainable
Infrastructure Capital Inc.	3,600	51,660
HCI Group Inc.	2,400	87,360
Health Insurance Innovations Inc. Class A (a)	1,113	11,508
Healthcare Realty Trust Inc.	24,191	584,213
Heartland Financial USA Inc.	3,643	98,325
Heritage Commerce Corp.	5,133	41,372
Heritage Financial Corp.	3,900	65,988
Heritage Oaks Bancorp (a)	5,100	41,208
Hersha Hospitality Trust	52,239	304,553
HFF Inc. Class A	8,310	279,299
Highwoods Properties Inc.	22,846	877,515
Hilltop Holdings Inc. (a)	16,979	403,930
Hingham Institution for Savings	300	23,550
Home Bancorp Inc. (a)	1,800	37,782
Home Bancshares Inc.	11,626	400,167
Home Federal Bancorp Inc.	3,500	54,460
Home Loan Servicing Solutions Ltd.	18,033	389,513
HomeStreet Inc.	3,200	62,560
HomeTrust Bancshares Inc. (a)	5,339	84,249
Horace Mann Educators Corp.	10,002	290,058

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Horizon Bancorp	2,100	$46,788
Hudson Pacific Properties Inc.	12,773	294,673
Hudson Valley Holding Corp.	4,352	82,906
IBERIABANK Corp.	7,577	531,527
ICG Group Inc. (a)	9,421	192,377
Imperial Holdings Inc. (a)	4,300	24,725
Independence Holding Co.	1,974	26,491
Independent Bank Corp.	6,110	240,551
Independent Bank Group Inc.	900	52,875
Infinity Property & Casualty Corp.	2,886	195,180
Inland Real Estate Corp.	22,217	234,389
International Bancshares Corp.	13,789	345,828
Intervest Bancshares Corp. Class A (a)	4,500	33,525
INTL FCStone Inc. (a)	3,527	66,343
Invesco Mortgage Capital	31,521	519,151
Investment Technology Group Inc. (a)	9,512	192,142
Investors Bancorp Inc.	12,864	355,561
Investors Real Estate Trust	27,035	242,774
Investors Title Co.	300	22,770
iStar Financial Inc. (a)	21,600	318,816
Janus Capital Group Inc.	37,900	411,973
JAVELIN Mortgage Investment Corp.	3,269	43,837
JGWPT Holdings Inc. Class A (a)	3,087	56,369
JMP Group Inc.	3,514	24,985
Kansas City Life Insurance Co.	1,057	50,947
KCG Holdings Inc. Class A (a)	18,067	215,539
Kearny Financial Corp. (a)	3,921	57,952
Kennedy-Wilson Holdings Inc.	16,491	371,212
Kite Realty Group Trust	33,629	201,774
Ladder Capital Corp. Class A (a)	3,909	73,802
Ladenburg Thalmann Financial Services Inc. (a)	26,630	80,423
Lakeland Bancorp Inc.	9,640	108,450
Lakeland Financial Corp.	4,232	170,211
LaSalle Hotel Properties	26,553	831,374
LCNB Corp.	2,100	36,330
Lexington Realty Trust	45,506	496,470
LTC Properties Inc.	8,703	327,494
Macatawa Bank Corp.	5,900	29,736
Maiden Holdings Ltd.	12,700	158,496
MainSource Financial Group Inc.	5,161	88,253
Manning & Napier Inc.	3,577	59,986
Marcus & Millichap Inc. (a)	1,800	32,112
MarketAxess Holdings Inc.	9,451	559,688
Marlin Business Services Corp.	2,159	44,929
MB Financial Inc.	14,126	437,341
Meadowbrook Insurance Group Inc.	12,962	75,568
Medical Properties Trust Inc.	40,838	522,318
Mercantile Bank Corp.	2,200	45,364
Merchants Bancshares Inc.	1,308	42,654
Meridian Interstate Bancorp Inc. (a)	2,126	54,362
Meta Financial Group Inc.	1,400	62,790
Metro Bancorp Inc. (a)	3,600	76,104
MGIC Investment Corp. (a)	81,951	698,223
Middleburg Financial Corp.	1,400	24,654
MidSouth Bancorp Inc.	1,900	31,977

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
MidWestOne Financial Group Inc.	1,700	$42,908
Monmouth Real Estate Investment Corp. Class A	11,188	106,734
Montpelier Re Holdings Ltd.	10,611	315,783
NASB Financial Inc.	1,100	27,720
National Bank Holdings Corp. Class A	11,400	228,798
National Bankshares Inc.	1,700	62,067
National Health Investors Inc.	7,401	447,464
National Interstate Corp.	1,513	40,564
National Penn Bancshares Inc.	29,886	312,309
National Western Life Insurance Co.	575	140,588
Navigators Group Inc., The (a)	2,572	157,895
NBT Bancorp Inc.	11,397	278,771
Nelnet Inc. Class A	5,900	241,310
New Residential Investment Corp.	64,667	418,395
New York Mortgage Trust Inc.	19,209	149,446
NewBridge Bancorp (a)	6,300	44,982
NewStar Financial Inc. (a)	6,732	93,306
Nicholas Financial Inc.	2,406	37,846
Northfield Bancorp Inc.	14,399	185,171
Northrim BanCorp Inc.	1,700	43,673
NorthStar Realty Finance Corp.	83,169	1,342,348
Northwest Bancshares Inc.	23,226	339,100
OceanFirst Financial Corp.	3,300	58,377
OFG Bancorp	11,366	195,382
Old National Bancorp	25,742	383,813
OmniAmerican Bancorp Inc.	2,738	62,399
One Liberty Properties Inc.	3,247	69,226
OneBeacon Insurance Group Ltd. Class A	6,135	94,847
Oppenheimer Holdings Inc. Class A	2,680	75,174
Oritani Financial Corp.	11,505	181,894
Pacific Continental Corp.	4,600	63,296
Pacific Premier Bancorp Inc. (a)	4,500	72,630
PacWest Bancorp	9,581	412,079
Palmetto Bancshares Inc. (a)	1,100	15,499
Park National Corp.	2,970	228,363
Park Sterling Corp.	11,254	74,839
Parkway Properties Inc.	14,993	273,622
Peapack-Gladstone Financial Corp.	3,112	68,464
Pebblebrook Hotel Trust	15,490	523,097
Penns Woods Bancorp Inc.	1,257	61,316
Pennsylvania Real Estate Investment Trust	17,538	316,561
PennyMac Financial Services Inc. Class A (a)	3,214	53,481
PennyMac Mortgage Investment Trust	17,959	429,220
Peoples Bancorp Inc.	2,610	64,545
PHH Corp. (a)	14,369	371,295
Phoenix Companies Inc., The (a)	1,430	74,003
Physicians Realty Trust	5,218	72,635
PICO Holdings Inc. (a)	5,707	148,325
Pinnacle Financial Partners Inc.	8,997	337,298
Piper Jaffray Companies Inc. (a)	4,023	184,253
Platinum Underwriters Holdings Ltd.	7,009	421,241
Portfolio Recovery Associates Inc. (a)	12,813	741,360
Potlatch Corp.	10,365	401,022
Preferred Bank (a)	3,000	77,880

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Primerica Inc.	14,382	$677,536
PrivateBancorp Inc.	16,504	503,537
Prosperity Bancshares Inc.	15,327	1,013,881
Provident Financial Holdings Inc.	2,500	38,550
Provident Financial Services Inc.	15,018	275,881
PS Business Parks Inc.	4,882	408,233
Pzena Investment Management Inc. Class A	2,486	29,260
QTS Realty Trust Inc. Class A	3,700	92,833
Radian Group Inc.	43,585	655,083
RAIT Financial Trust	20,694	175,692
Ramco-Gershenson Properties Trust	17,071	278,257
RCS Capital Corp. Class A	600	23,352
RE/MAX Holdings Inc. Class A (a)	3,026	87,240
Redwood Trust Inc.	20,954	424,947
Regional Management Corp. (a)	1,500	36,990
Renasant Corp.	7,865	228,478
Republic Bancorp Inc. Class A	2,619	59,189
Resource America Inc. Class A	3,100	26,567
Resource Capital Corp.	33,024	183,944
Retail Opportunity Investments Corp.	17,958	268,293
Rexford Industrial Realty Inc.	4,202	59,584
RLI Corp.	10,876	481,154
RLJ Lodging Trust	31,625	845,652
Rockville Financial Inc.	6,568	89,259
Rouse Properties Inc.	6,703	115,560
Ryman Hospitality Properties Inc.	11,156	474,353
S&T Bancorp Inc.	7,862	186,329
Sabra Health Care REIT Inc.	9,584	267,298
Safeguard Scientifics Inc. (a)	5,216	115,691
Safety Insurance Group Inc.	3,364	181,151
Sandy Spring Bancorp Inc.	6,394	159,722
Saul Centers Inc.	2,048	96,993
Seacoast Banking Corporation of Florida (a)	3,920	43,120
Select Income REIT	5,433	164,457
Selective Insurance Group Inc.	14,311	333,733
Sierra Bancorp	3,400	54,128
Silver Bay Realty Trust Corp.	3,818	59,255
Silvercrest Asset Management Group Inc. Class A	1,483	27,124
Simmons First National Corp.	4,216	157,130
Southside Bancshares Inc.	4,475	140,426
Southwest Bancorp Inc.	5,055	89,271
Sovran Self Storage Inc.	8,007	588,114
Springleaf Holdings Inc. (a)	6,228	156,634
STAG Industrial Inc.	11,373	274,089
State Auto Financial Corp.	4,058	86,476
State Bank Financial Corp.	8,398	148,561
Sterling Bancorp	21,080	266,873
Sterling Financial Corp.	8,695	289,804
Stewart Information Services Corp.	5,291	185,873
Stifel Financial Corp. (a)	16,248	808,500
Stonegate Mortgage Corp. (a)	2,100	31,206
Strategic Hotels & Resorts Inc. (a)	46,089	469,647
Suffolk Bancorp (a)	2,923	65,183
Summit Hotel Properties Inc.	19,818	183,911

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Sun Bancorp Inc. (a)	9,204	$30,925
Sun Communities Inc.	10,250	462,172
Sunstone Hotel Investors Inc.	46,654	640,559
Susquehanna Bancshares Inc.	47,271	538,417
SWS Group Inc. (a)	6,997	52,338
SY Bancorp Inc.	3,567	112,860
Symetra Financial Corp.	20,797	412,197
Talmer Bancorp Inc. Class A (a)	4,569	66,890
Taylor Capital Group Inc. (a)	4,433	106,037
Tejon Ranch Co. (a)	3,536	119,623
Tejon Ranch Co. Warrants (a)	522	1,905
Terreno Realty Corp.	6,202	117,280
Territorial Bancorp Inc.	2,685	57,996
Texas Capital Bancshares Inc. (a)	10,337	671,285
Third Point Reinsurance Ltd. (a)	6,296	99,792
Tompkins Financial Corp.	3,746	183,404
Tower Group International Ltd.	14,308	38,632
TowneBank	6,680	103,607
TPG Specialty Lending Inc.	536	8,898
Tree.com Inc. (a)	1,500	46,560
Trico Bancshares	4,092	106,106
Tristate Capital Holdings Inc. (a)	1,600	22,736
Trustco Bank Corp. NY	23,377	164,574
Trustmark Corp.	17,201	436,045
UMB Financial Corp.	9,057	585,988
UMH Properties Inc.	4,700	45,966
Umpqua Holdings Corp.	28,409	529,544
Union First Market Bankshares Corp.	10,814	274,892
United Bankshares Inc.	16,533	506,240
United Community Banks Inc. (a)	10,943	212,404
United Community Financial Corp. (a)	13,000	50,960
United Financial Bancorp Inc.	5,240	96,364
United Fire Group Inc.	5,292	160,612
Universal Health Realty Income Trust	3,005	126,931
Universal Insurance Holdings Inc.	6,500	82,550
Univest Corp. of Pennsylvania	4,199	86,163
Urstadt Biddle Properties Inc.	6,304	130,241
Vantagesouth Bancshares Inc. (a)	3,200	22,496
ViewPoint Financial Group Inc.	10,280	296,578
Virtus Investment Partners Inc. (a)	1,737	300,796
Walker & Dunlop Inc. (a)	4,029	65,874
Walter Investment
Management Corp. (a)	9,308	277,658
Washington Banking Co.	4,110	73,076
Washington Real Estate Investment Trust	16,890	403,333
Washington Trust Bancorp Inc.	3,856	144,484
Waterstone Financial Inc. (a)	2,084	21,653
Webster Financial Corp.	23,149	719,008
WesBanco Inc.	6,687	212,847
West Bancorporation	3,700	56,203
Westamerica Bancorporation	6,892	372,719
Western Alliance Bancorp (a)	18,800	462,480
Western Asset Mortgage Capital Corp.	6,594	103,130
Westfield Financial Inc.	4,660	34,717
Westwood Holdings Group Inc.	1,771	111,024

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Whitestone REIT	5,529	$79,839
Wilshire Bancorp Inc.	17,470	193,917
Winthrop Realty Trust	8,305	96,255
Wintrust Financial Corp.	10,888	529,810
WisdomTree Investments Inc. (a)	25,656	336,607
World Acceptance Corp. (a)	2,181	163,749
WSFS Financial Corp.	2,035	145,360
Yadkin Financial Corp. (a)	3,600	77,076
ZAIS Financial Corp.	1,419	23,641

		94,487,294

Health Care (13.30%)
Abaxis Inc. (a)	5,721	222,432
Abiomed Inc. (a)	10,001	260,426
Acadia Healthcare Company Inc. (a)	9,000	406,080
ACADIA Pharmaceuticals Inc. (a)	19,710	479,544
Accelerate Diagnostics Inc. (a)	2,766	60,326
Acceleron Pharma Inc. (a)	1,917	66,136
Accuray Inc. (a)	18,294	175,622
AcelRx Pharmaceuticals Inc. (a)	5,532	66,439
Achaogen Inc. (a)	387	5,983
Achillion Pharmaceuticals Inc. (a)	24,060	79,157
Acorda Therapeutics Inc. (a)	10,269	389,298
Addus HomeCare Corp. (a)	1,400	32,270
Aegerion Pharmaceuticals Inc. (a)	7,267	335,154
Aerie Pharmaceuticals Inc. (a)	2,000	42,380
Affymetrix Inc. (a)	18,600	132,618
Agios Pharmaceuticals Inc. (a)	1,697	66,438
Air Methods Corp. (a)	9,800	523,614
Akebia Therapeutics Inc. (a)	90	1,760
Akorn Inc. (a)	14,776	325,072
Albany Molecular Research Inc. (a)	5,800	107,822
Align Technology Inc. (a)	18,539	960,135
Alimera Sciences Inc. (a)	5,685	44,855
Alliance HealthCare Services Inc. (a)	1,200	40,236
Almost Family Inc. (a)	2,200	50,820
Alnylam Pharmaceuticals Inc. (a)	14,704	987,227
Alphatec Holdings Inc. (a)	16,800	25,200
AMAG Pharmaceuticals Inc. (a)	5,382	104,142
Amedisys Inc. (a)	7,988	118,941
Amicus Therapeutics Inc. (a)	7,678	15,893
AMN Healthcare Services Inc. (a)	11,888	163,341
Ampio Pharmaceuticals Inc. (a)	10,090	64,072
Amsurg Corp. (a)	8,204	386,244
Anacor Pharmaceuticals Inc. (a)	6,317	126,403
Analogic Corp.	3,106	255,034
Angiodynamics Inc. (a)	6,300	99,225
Anika Therapeutics Inc. (a)	3,000	123,300
Antares Pharma Inc. (a)	28,977	101,420
Aratana Therapeutics Inc. (a)	2,196	40,758
Arena Pharmaceuticals Inc. (a)	55,297	348,371
Argos Therapeutics Inc. (a)	1,200	12,000
ArQule Inc. (a)	15,335	31,437
Array Biopharma Inc. (a)	31,778	149,357
ArthroCare Corp. (a)	7,233	348,558
athenahealth Inc. (a)	9,331	1,495,199

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AtriCure Inc. (a)	6,198	$116,584
Atrion Corp.	400	122,456
Auspex Pharmaceuticals Inc. (a)	2,111	64,934
Auxilium Pharmaceuticals Inc. (a)	12,401	337,059
AVANIR Pharmaceuticals Inc. Class A (a)	37,500	137,625
Aveo Pharmaceuticals Inc. (a)	13,310	19,898
BIND Therapeutics Inc. (a)	1,377	16,469
BioDelivery Sciences International Inc. (a)	9,616	81,159
Biolase Inc. (a)	8,020	19,328
Bio-Reference Laboratories Inc. (a)	6,286	173,996
BioScrip Inc. (a)	14,554	101,587
BioTime Inc. (a)	8,436	27,754
Bluebird Bio Inc. (a)	1,696	38,567
Cambrex Corp. (a)	7,481	141,166
Cantel Medical Corp.	8,400	283,248
Capital Senior Living Corp. (a)	7,200	187,128
Cara Therapeutics Inc. (a)	1,429	26,594
Cardiovascular Systems Inc. (a)	6,656	211,594
Castlight Health Inc. Class B (a)	53	1,125
Cell Therapeutics Inc. (a)	34,000	115,600
Celladon Corp. (a)	1,656	19,740
Celldex Therapeutics Inc. (a)	22,814	403,123
Cellular Dynamics International Inc. (a)	955	14,258
Cempra Inc. (a)	5,100	58,905
Centene Corp. (a)	13,809	859,610
Cepheid Inc. (a)	16,981	875,880
Cerus Corp. (a)	17,340	83,232
Chelsea Therapeutics International Ltd. (a)	20,300	112,056
Chemed Corp.	4,524	404,672
ChemoCentryx Inc. (a)	6,100	40,443
Chimerix Inc. (a)	2,133	48,718
Chindex International Inc. (a)	3,400	64,872
Clovis Oncology Inc. (a)	4,556	315,594
Computer Programs & Systems Inc.	2,784	179,846
Conatus Pharmaceuticals Inc. (a)	1,700	13,830
Concert Pharmaceuticals Inc. (a)	1,851	24,896
Conmed Corp.	7,029	305,410
Corcept Therapeutics Inc. (a)	14,553	63,451
Coronado Biosciences Inc. (a)	5,500	10,890
Corvel Corp. (a)	2,878	143,209
Cross Country Healthcare Inc. (a)	6,689	53,980
CryoLife Inc.	6,832	68,047
Curis Inc. (a)	23,487	66,233
Cutera Inc. (a)	3,600	40,284
Cyberonics Inc. (a)	6,976	455,184
Cynosure Inc. Class A (a)	4,972	145,680
Cytokinetics Inc. (a)	8,504	80,788
Cytori Therapeutics Inc. (a)	14,800	39,960
Dendreon Corp. (a)	39,000	116,610
DepoMed Inc. (a)	14,200	205,900
Derma Sciences Inc. (a)	5,261	66,709
Dexcom Inc. (a)	17,901	740,385
Dicerna Pharmaceuticals Inc. (a)	932	26,329
Durata Therapeutics Inc. (a) (b)	3,478	46,849

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Dyax Corp. (a)	34,354	$308,499
Dynavax Technologies Corp. (a)	67,647	121,765
Eagle Pharmaceuticals Inc. (a)	986	12,572
Egalet Corp. (a)	997	13,948
Eleven Biotherapeutics Inc. (a)	1,341	21,764
Emergent Biosolutions Inc. (a)	7,100	179,417
Emeritus Corp. (a)	10,156	319,305
Enanta Pharmaceuticals Inc. (a)	900	35,991
Endocyte Inc. (a)	7,934	188,909
Endologix Inc. (a)	16,229	208,867
Ensign Group Inc., The	5,000	218,200
Enzon Pharmaceuticals Inc.	9,015	9,285
Epizyme Inc. (a)	1,500	34,155
Esperion Therapeutics Inc. (a)	1,137	17,191
Exact Sciences Corp. (a)	17,612	249,562
Exactech Inc. (a)	2,600	58,656
ExamWorks Group Inc. (a)	8,208	287,362
Exelixis Inc. (a)	49,823	176,373
Fibrocell Science Inc. (a)	4,900	25,627
Five Prime Therapeutics Inc. (a)	1,500	29,490
Five Star Quality Care Inc. (a)	10,281	49,966
Flexion Therapeutics Inc. (a)	1,254	20,628
Fluidigm Corp. (a)	6,494	286,191
Foundation Medicine Inc. (a)	1,818	58,849
Furiex Pharmaceuticals Inc. (a)	1,695	147,465
Galena Biopharma Inc. (a)	26,100	65,250
GenMark Diagnostics Inc. (a)	8,882	88,287
Genocea Biosciences Inc. (a)	1,132	20,591
Genomic Health Inc. (a)	4,300	113,262
Gentiva Health Services Inc. (a)	7,726	70,461
Geron Corp. (a)	39,201	81,538
Globus Medical Inc. Class A (a)	13,709	364,522
GlycoMimetics Inc. (a)	2,106	34,391
Greatbatch Inc. (a)	6,156	282,684
GTx Inc. (a)	6,425	9,830
Haemonetics Corp. (a)	13,104	427,059
Halozyme Therapeutics Inc. (a)	24,416	310,083
Hanger Inc. (a)	8,900	299,752
Harvard Apparatus Regenerative Techolonogy Inc. (a)	1,398	12,680
Harvard Bioscience Inc. (a)	7,824	37,086
Healthsouth Corp.	22,246	799,299
HealthStream Inc. (a)	5,282	141,029
Healthways Inc. (a)	8,570	146,890
HeartWare International Inc. (a)	4,202	394,064
Hi-Tech Pharmacal Co. Inc. (a)	2,520	109,192
HMS Holdings Corp. (a)	22,300	424,815
Horizon Pharma Inc. (a)	14,180	214,402
Hyperion Therapeutics Inc. (a)	2,100	54,180
ICU Medical Inc. (a)	3,232	193,532
Idenix Pharmaceuticals Inc. (a)	28,727	173,224
ImmunoGen Inc. (a)	21,593	322,383
Immunomedics Inc. (a)	18,285	76,980
Impax Laboratories Inc. (a)	17,400	459,708
Infinity Pharmaceuticals Inc. (a)	11,891	141,384
Inogen Inc. (a)	1,342	22,156

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Insmed Inc. (a)	8,800	$167,552
Insulet Corp. (a)	13,480	639,222
Insys Therapeutics Inc. (a)	1,950	80,788
Integra LifeSciences Holdings Corp. (a)	5,695	261,913
Intercept Pharmaceuticals Inc. (a)	1,832	604,175
InterMune Inc. (a)	25,016	837,286
Intrexon Corp. (a)	2,855	75,058
Invacare Corp.	8,104	154,543
IPC The Hospitalist Co. (a)	4,300	211,044
Ironwood Pharmaceuticals Inc. (a)	26,930	331,778
Isis Pharmaceuticals Inc. (a)	28,485	1,230,837
KaloBios Pharmaceuticals Inc. (a)	2,198	5,957
Karyopharm Therapeutics Inc. (a)	2,025	62,552
Keryx Biopharmaceuticals Inc. (a)	22,668	386,263
Kindred Biosciences Inc. (a)	2,232	41,359
Kindred Healthcare Inc.	13,637	319,379
KYTHERA Biopharmaceuticals Inc. (a)	3,000	119,280
Landauer Inc.	2,380	107,885
Lannett Company Inc. (a)	4,700	167,884
LDR Holding Corp. (a)	1,551	53,246
Lexicon Pharmaceuticals Inc. (a)	58,500	101,205
LHC Group Inc. (a)	3,000	66,180
Ligand Pharmaceuticals Inc. Class B (a)	4,462	300,114
Luminex Corp. (a)	9,414	170,488
MacroGenics Inc. (a)	1,500	41,745
Magellan Health Services Inc. (a)	6,891	408,981
MannKind Corp. (a)	37,113	149,194
Masimo Corp. (a)	12,525	342,058
MedAssets Inc. (a)	15,737	388,861
Medical Action Industries Inc. (a)	3,600	25,092
Medicines Co., The (a)	16,076	456,880
Medidata Solutions Inc. (a)	13,456	731,199
MEI Pharma Inc. (a)	2,662	29,628
Merge Healthcare Inc. (a)	16,100	39,284
Meridian Bioscience Inc.	10,600	230,974
Merit Medical Systems Inc. (a)	10,996	157,243
Merrimack Pharmaceuticals Inc. (a)	25,500	128,520
MiMedx Group Inc. (a)	23,400	143,442
Molina Healthcare Inc. (a)	7,343	275,803
Momenta Pharmaceuticals Inc. (a)	11,911	138,763
MWI Veterinary Supply Inc. (a)	3,270	508,877
Nanosphere Inc. (a)	15,000	32,250
National Healthcare Corp.	2,773	154,650
National Research Corp. Class A (a)	2,400	39,816
Natus Medical Inc. (a)	7,800	201,240
Navidea Biopharmaceuticals Inc. (a)	29,700	54,945
Nektar Therapeutics (a)	31,760	384,931
Neogen Corp. (a)	9,176	412,461
NeoGenomics Inc. (a)	8,200	28,454
Neurocrine Biosciences Inc. (a)	19,358	311,664
NewLink Genetics Corp. (a)	4,701	133,508
Novavax Inc. (a)	48,381	219,166
NPS Pharmaceuticals Inc. (a)	25,415	760,671
NuVasive Inc. (a)	11,198	430,115
NxStage Medical Inc. (a)	14,819	188,794
Omeros Corp. (a)	8,658	104,502

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Omnicell Inc. (a)	9,336	$267,196
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,326	0
OncoGenex Pharmaceutical Inc. (a)	3,596	42,289
OncoMed Pharmaceuticals Inc. (a)	1,167	39,270
Onconova Therapeutics Inc. (a)	1,475	9,352
Ophthotech Corp. (a)	2,300	82,202
Opko Health Inc. (a)	47,881	446,251
OraSure Technologies Inc. (a)	14,763	117,661
Orexigen Therapeutics Inc. (a)	28,655	186,258
Orthofix International NV (a)	4,662	140,559
Osiris Therapeutics Inc. (a)	4,300	56,459
OvaScience Inc. (a)	3,335	29,815
Owens & Minor Inc.	16,028	561,461
Oxford Immunotec Global PLC (a)	1,600	32,112
Pacific Biosciences of California Inc. (a)	13,902	74,376
Pacira Pharmaceuticals Inc. (a)	7,016	491,050
Parexel International Corp. (a)	14,440	781,060
PDL BioPharma Inc.	41,059	341,200
Peregrine Pharmaceuticals Inc. (a)	41,500	78,850
Pernix Therapeutics Holdings Inc. (a)	4,711	25,204
PharMerica Corp. (a)	7,418	207,556
PhotoMedex Inc. (a)	3,300	52,239
Portola Pharmaceuticals Inc. (a)	2,766	71,639
Pozen Inc.	6,699	53,592
Prestige Brands Holdings Inc. (a)	13,148	358,283
Progenics Pharmaceuticals Inc. (a)	18,004	73,636
Prothena Corp. PLC (a)	3,600	137,916
Providence Service Corp. (a)	2,599	73,500
PTC Therapeutics Inc. (a)	2,916	76,224
Puma Biotechnology Inc. (a)	5,924	616,925
Quality Systems Inc.	10,052	169,678
Questcor Pharmaceuticals Inc.	13,133	852,726
Quidel Corp. (a)	7,000	191,100
Raptor Pharmaceutical Corp. (a)	15,205	152,050
Receptos Inc. (a)	1,872	78,512
Regulus Therapeutics Inc. (a)	2,200	19,844
Relypsa Inc. (a)	1,527	45,520
Repligen Corp. (a)	7,700	99,022
Repros Therapeutics Inc. (a)	5,697	101,065
Retrophin Inc. (a)	4,888	103,626
Revance Therapeutics Inc. (a)	1,785	56,228
Rigel Pharmaceuticals Inc. (a)	21,497	83,408
Rockwell Medical Inc. (a)	9,756	123,511
RTI Surgical Inc. (a)	13,700	55,896
Sagent Pharmaceuticals Inc. (a)	4,839	113,087
Sangamo BioSciences Inc. (a)	17,035	307,993
Sarepta Therapeutics Inc. (a)	9,600	230,688
SciClone Pharmaceuticals Inc. (a)	14,700	66,885
Select Medical Holdings Corp.	12,134	151,068
Sequenom Inc. (a)	28,414	69,614
SIGA Technologies Inc. (a)	8,400	26,040
Skilled Healthcare Group Inc. Class A (a)	5,000	26,350
Spectranetics Corp. (a)	10,185	308,707
Spectrum Pharmaceuticals Inc. (a)	16,228	127,228

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
STAAR Surgical Co. (a)	9,524	$179,051
Stemline Therapeutics Inc. (a)	2,300	46,828
STERIS Corp.	15,052	718,733
Sucampo Pharmaceuticals Inc. Class A (a)	3,900	27,885
Sunesis Pharmaceuticals Inc. (a)	10,156	67,131
Supernus Pharmaceuticals Inc. (a)	5,233	46,783
Surgical Care Affiliates Inc. (a)	2,850	87,638
SurModics Inc. (a)	3,600	81,360
Symmetry Medical Inc. (a)	9,208	92,632
Synageva BioPharma Corp. (a)	5,267	437,003
Synergy Pharmaceuticals Inc. (a)	20,000	106,200
Synta Pharmaceuticals Corp. (a)	12,900	55,599
Tandem Diabetes Care Inc. (a)	2,350	51,912
Targacept Inc. (a)	6,778	32,196
Team Health Holdings Inc. (a)	17,403	778,784
TearLab Corp. (a)	7,500	50,700
Tesaro Inc. (a)	3,600	106,128
TetraLogic Pharmaceuticals Corp. (a)	1,718	10,961
Tetraphase Pharmaceuticals Inc. (a)	3,800	41,382
TG Therapeutics Inc. (a)	4,795	33,086
TherapeuticsMD Inc. (a)	21,900	138,189
Thoratec Corp. (a)	14,500	519,245
Threshold Pharmaceuticals Inc. (a)	11,400	54,264
Tornier NV (a)	6,502	137,972
Trevena Inc. (a)	2,091	16,435
Triple-S Management Corp. Class B (a)	5,900	95,226
U.S. Physical Therapy Inc.	3,200	110,624
Ultragenyx Pharmaceutical Inc. (a)	1,704	83,309
Unilife Corp. (a)	25,194	102,540
Universal American Corp.	9,556	67,561
USMD Holdings Inc. (a)	300	3,825
Utah Medical Products Inc.	800	46,264
Vanda Pharmaceuticals Inc. (a)	8,400	136,500
Vascular Solutions Inc. (a)	4,400	115,236
Veracyte Inc. (a)	1,321	22,629
Verastem Inc. (a)	4,600	49,634
Vical Inc. (a)	18,663	24,075
VIVUS Inc. (a)	25,261	150,050
Vocera Communications Inc. (a)	5,200	84,916
Volcano Corp. (a)	14,000	275,940
WellCare Health Plans Inc. (a)	10,977	697,259
West Pharmaceutical Services Inc.	17,528	772,108
Wright Medical Group Inc. (a)	10,181	316,324
Xencor Inc. (a)	3,809	44,680
Xenoport Inc. (a)	14,181	73,316
XOMA Corp. (a)	19,800	103,158
Zeltiq Aesthetics Inc. (a)	4,300	84,323
ZIOPHARM Oncology Inc. (a)	20,691	94,765
Zogenix Inc. (a)	25,404	72,274

		58,039,247

Industrials (14.24%)
Aaon Inc.	7,267	202,539
AAR Corp.	10,311	267,570
ABM Industries Inc.	14,035	403,366
Acacia Research Corp.	12,252	187,211

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Acco Brands Corp. (a)	28,622	$176,312
Accuride Corp. (a)	9,947	44,065
Aceto Corp.	6,964	139,907
Acorn Energy Inc. (a)	4,500	15,255
Actuant Corp. Class A	18,712	639,015
Acuity Brands Inc.	10,913	1,446,741
Advisory Board Co., The (a)	9,056	581,848
Aegion Corp. (a)	10,056	254,517
Aerovironment Inc. (a)	4,804	193,361
Air Transport Services Group Inc. (a)	13,100	102,835
Aircastle Ltd.	17,604	341,166
Alamo Group Inc.	1,885	102,412
Albany International Corp. Class A	7,251	257,701
Allegiant Travel Co.	3,810	426,453
Altra Industrial Motion Corp.	6,900	246,330
Ameresco Inc. Class A (a)	5,100	38,556
American Railcar Industries Inc.	2,353	164,781
American Science & Engineering Inc.	2,081	139,781
American Superconductor Corp. (a)	9,196	14,806
American Woodmark Corp. (a)	2,753	92,666
Ampco-Pittsburgh Corp.	2,200	41,514
API Technologies Corp. (a)	8,300	24,319
Apogee Enterprises Inc.	7,436	247,098
Applied Industrial Technologies Inc.	10,768	519,448
ARC Document Solutions Inc. (a)	9,321	69,348
Argan Inc.	3,500	104,055
Arkansas Best Corp.	6,389	236,074
Astec Industries Inc.	5,257	230,835
Astronics Corp. (a)	3,843	243,685
Atlas Air Worldwide Holdings Inc. (a)	6,643	234,299
AZZ Inc.	6,400	285,952
Barnes Group Inc.	13,644	524,885
Barrett Business Services Inc.	1,800	107,226
Beacon Roofing Supply Inc. (a)	12,385	478,804
Blount International Inc. (a)	12,494	148,679
BlueLinx Holdings Inc. (a)	8,286	10,772
Brady Corp.	11,813	320,723
Briggs & Stratton Corp.	12,180	271,005
Brink’s Co., The	12,299	351,136
Builders FirstSource Inc. (a)	10,886	99,171
CAI International Inc. (a)	4,300	106,081
Capstone Turbine Corp. (a)	75,737	161,320
Casella Waste Systems Inc. Class A (a)	11,014	56,282
CBIZ Inc. (a)	8,574	78,538
CDI Corp.	3,486	59,785
CECO Environmental Corp.	4,484	74,390
Celadon Group Inc.	5,200	125,008
Cenveo Inc. (a)	13,671	41,560
Chart Industries Inc. (a)	7,700	612,535
CIRCOR International Inc.	4,521	331,525
Clarcor Inc.	12,699	728,288
Columbus McKinnon Corp. (a)	5,100	136,629
Comfort Systems USA Inc.	9,773	148,941
Commercial Vehicle Group Inc. (a)	6,196	56,508
Continental Building Products Inc. (a)	3,469	65,356
Corporate Executive Board Co., The	8,600	638,378
Courier Corp.	3,101	47,755

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CRA International Inc. (a)	2,415	$53,058
Cubic Corp.	4,954	253,001
Curtiss-Wright Corp.	11,878	754,728
Deluxe Corp.	13,000	682,110
DigitalGlobe Inc. (a)	18,923	548,956
Douglas Dynamics Inc.	5,610	97,726
Ducommun Inc. (a)	2,600	65,156
DXP Enterprises Inc. (a)	2,400	227,832
Dycom Industries Inc. (a)	8,333	263,406
Dynamic Materials Corp.	3,754	71,476
Echo Global Logistics Inc. (a)	4,500	82,440
EMCOR Group Inc.	16,956	793,371
Encore Wire Corp.	5,295	256,860
Energy Recovery Inc. (a)	11,500	61,180
EnerNOC Inc. (a)	6,830	152,172
EnerSys	12,185	844,299
Engility Holdings Inc. (a)	4,300	193,715
Ennis Inc.	6,632	109,892
Enphase Energy Inc. (a)	4,000	29,440
EnPro Industries Inc. (a)	5,248	381,372
Erickson Air-Crane Inc. (a)	900	17,379
ESCO Technologies Inc.	6,810	239,644
Esterline Technologies Corp. (a)	7,989	851,148
ExOne Co., The (a)	1,731	62,022
Exponent Inc.	3,329	249,875
Federal Signal Corp. (a)	16,134	240,397
Forward Air Corp.	7,708	355,416
Franklin Covey Co. (a)	2,200	43,494
Franklin Electric Co. Inc.	12,151	516,661
Freightcar America Inc.	3,060	71,114
FTI Consulting Inc. (a)	10,182	339,468
FuelCell Energy Inc. (a)	50,496	125,230
Furmanite Corp. (a)	9,400	92,308
G&K Services Inc. Class A	4,980	304,627
GenCorp Inc. (a)	15,226	278,179
Generac Holdings Inc.	13,090	771,917
General Cable Corp.	12,800	327,808
Gibraltar Industries Inc. (a)	8,082	152,507
Global Brass & Copper Holdings Inc.	2,000	31,540
Global Power Equipment Group Inc.	4,373	86,979
Gorman-Rupp Co., The	4,791	152,306
GP Strategies Corp. (a)	3,800	103,474
GrafTech International Ltd. (a)	29,900	326,508
Graham Corp.	2,600	82,810
Granite Construction Inc.	9,953	397,423
Great Lakes Dredge & Dock Co. (a)	14,800	135,124
Greenbrier Companies Inc., The (a)	6,234	284,270
Griffon Corp.	10,347	123,543
H&E Equipment Services Inc. (a)	7,500	303,375
Hardinge Inc.	3,000	43,200
Hawaiian Holdings Inc. (a)	13,000	181,480
Healthcare Services Group Inc.	17,547	509,916
Heartland Express Inc.	11,776	267,197
Heico Corp.	16,841	1,013,155
Heidrick & Struggles International Inc.	4,712	94,570
Heritage-Crystal Clean Inc. (a)	2,567	46,540
Herman Miller Inc.	15,037	483,139

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
HNI Corp.	11,547	$422,158
Houston Wire & Cable Co.	4,500	59,085
Hub Group Inc. (a)	9,450	377,906
Hurco Companies Inc.	1,569	41,861
Huron Consulting Group Inc. (a)	5,990	379,646
Hyster-Yale Materials Handling Inc.	2,696	262,860
ICF International Inc. (a)	4,932	196,343
Innerworkings Inc. (a)	10,952	83,892
Innovative Solutions and Support Inc. (a)	3,100	23,343
Insperity Inc.	5,699	176,555
Insteel Industries Inc.	4,500	88,515
Interface Inc.	14,867	305,517
International Shipholding Corp.	1,333	39,244
Intersections Inc.	2,270	13,393
Jetblue Airways Corp. (a)	58,835	511,276
John Bean Technologies Corp.	7,400	228,660
Kadant Inc.	2,858	104,231
Kaman Corp.	6,846	278,495
Kelly Services Inc. Class A	6,716	159,371
Keyw Holding Corp., The (a)	7,911	148,015
Kforce Inc.	6,726	143,398
Kimball International Inc. Class B	8,097	146,637
Knight Transportation Inc.	14,949	345,770
Knoll Inc.	12,244	222,718
Korn/Ferry International (a)	12,233	364,176
Kratos Defense & Security Solutions Inc. (a)	11,824	89,153
L.B. Foster Co. Class A	2,536	118,812
Layne Christensen Co. (a)	4,986	90,695
Lindsay Corp.	3,298	290,818
LMI Aerospace Inc. (a)	2,700	38,070
LSI Industries Inc.	5,747	47,068
Lydall Inc. (a)	4,190	95,825
Manitex International Inc. (a)	3,242	52,845
Marten Transport Ltd.	5,797	124,751
MasTec Inc. (a)	15,081	655,119
Matson Inc.	11,000	271,590
McGrath Rentcorp	6,340	221,646
Meritor Inc. (a)	24,715	302,759
Middleby Corp., The (a)	4,793	1,266,359
Miller Industries Inc.	2,650	51,754
Mistras Group Inc. (a)	3,962	90,215
Mobile Mini Inc.	9,747	422,630
Moog Inc. Class A (a)	11,609	760,506
MSA Safety Inc.	7,218	411,426
Mueller Industries Inc.	14,394	431,676
Mueller Water Products Inc.	40,003	380,028
Multi-Color Corp.	3,273	114,555
MYR Group Inc. (a)	5,400	136,728
National Presto Industries Inc.	1,218	95,053
Navigant Consulting Inc. (a)	12,848	239,744
NCI Building Systems Inc. (a)	5,254	91,735
NL Industries Inc.	1,843	19,978
NN Inc.	4,617	90,955
Norcraft Companies Inc. (a)	1,936	32,776
Nortek Inc. (a)	2,289	188,179

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Northwest Pipe Co. (a)	2,400	$86,784
Odyssey Marine Exploration Inc. (a)	19,131	43,810
Omega Flex Inc.	600	12,864
On Assignment Inc. (a)	11,700	451,503
Orbital Sciences Corp. (a)	15,229	424,889
Orion Marine Group Inc. (a)	6,764	85,023
Pacer International Inc. (a)	9,470	84,851
Park-Ohio Holdings Corp. (a)	2,266	127,236
Patrick Industries Inc. (a)	1,700	75,361
Patriot Transportation Holding Inc. (a)	1,800	64,890
Paylocity Holding Corp. (a)	32	770
Pendrell Corp. (a)	40,546	74,199
Performant Financial Corp. (a)	5,500	49,775
PGT Inc. (a)	8,300	95,533
Pike Corp. (a)	6,400	68,864
Ply Gem Holdings Inc. (a)	3,900	49,257
PMFG Inc. (a)	5,100	30,447
Polypore International Inc. (a)	11,900	407,099
Powell Industries Inc.	2,355	152,604
Power Solutions International Inc. (a)	500	37,585
PowerSecure International Inc. (a)	5,500	128,920
Preformed Line Products Co.	600	41,130
Primoris Services Corp.	8,864	265,743
Proto Labs Inc. (a)	4,308	291,522
Quad Graphics Inc.	6,240	146,328
Quality Distribution Inc. (a)	5,376	69,834
Quanex Building Products Corp.	9,241	191,104
Raven Industries Inc.	9,184	300,776
RBC Bearings Inc. (a)	5,800	369,460
Republic Airways Holdings Inc. (a)	12,432	113,628
Resources Connection Inc.	10,564	148,847
Revolution Lighting Technologies Inc. (a)	7,400	23,310
Rexnord Corp. (a)	7,772	225,233
Roadrunner Transportation Systems Inc. (a)	4,831	121,934
RPX Corp. (a)	8,066	131,314
Rush Enterprises Inc. Class A (a)	8,736	283,745
Saia Inc. (a)	6,202	236,978
Schawk Inc.	3,482	69,605
Scorpio Bulkers Inc. (a)	33,739	341,101
Simpson Manufacturing Co. Inc.	10,357	365,913
SkyWest Inc.	13,121	167,424
Sparton Corp. (a)	2,600	76,128
Spirit Airlines Inc. (a)	15,273	907,216
Standard Plus Corp. (a)	3,900	102,453
Standex International Corp.	3,327	178,261
Steelcase Inc.	21,500	357,115
Sterling Construction Company Inc. (a)	4,300	37,281
Stock Building Supply Holdings Inc. (a)	1,998	40,599
Sun Hydraulics Corp.	5,400	233,874
Swift Transportation Co. (a)	21,261	526,210
Swisher Hygiene Inc. (a)	28,533	12,843
TAL International Group Inc.	8,600	368,682
Taser International Inc. (a)	12,792	233,966
Team Inc. (a)	5,200	222,872
Tecumseh Products Co. Class A (a)	4,600	31,740

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Teledyne Technologies Inc. (a)	9,513	$925,900
Tennant Co.	4,735	310,711
Tetra Tech Inc. (a)	16,421	485,897
Textainer Group Holdings Ltd.	5,300	202,831
Thermon Group Holdings Inc. (a)	6,724	155,862
Titan International Inc.	13,438	255,188
Titan Machinery Inc. (a)	4,300	67,381
TRC Companies Inc. (a)	4,335	28,828
Trex Co. Inc. (a)	4,434	324,391
TriMas Corp. (a)	11,455	380,306
TriNet Group Inc. (a)	254	5,413
TrueBlue Inc. (a)	10,310	301,671
Tutor Perini Corp. (a)	9,473	271,591
Twin Disc Inc.	2,052	54,050
Ultrapetrol Bahamas Ltd. (a)	5,300	16,430
UniFirst Corp.	3,775	415,024
United Stationers Inc.	10,208	419,243
Universal Forest Products Inc.	5,110	282,787
Universal Truckload Services Inc.	1,400	40,460
US Ecology Inc.	5,558	206,313
USG Corp. (a)	19,522	638,760
UTi Worldwide Inc.	23,300	246,747
Viad Corp.	5,162	124,094
Vicor Corp. (a)	4,808	49,042
VSE Corp.	1,100	57,970
Wabash National Corp. (a)	17,845	245,547
WageWorks Inc. (a)	6,400	359,104
Watsco Inc.	6,575	656,908
Watts Water Technologies Inc.	7,251	425,561
Werner Enterprises Inc.	11,626	296,579
Wesco Aircraft Holdings Inc. (a)	10,260	225,823
West Corp.	5,300	126,829
Woodward Inc.	17,410	723,037
Xerium Technologies Inc. (a)	2,700	43,335
XPO Logistics Inc. (a)	12,166	357,802
YRC Worldwide Inc. (a)	7,960	179,100

		62,164,495

Information Technology (17.37%)
A10 Networks Inc. (a)	63	944
Accelrys Inc. (a)	14,125	175,998
ACI Worldwide Inc. (a)	10,116	598,766
Actuate Corp. (a)	12,500	75,250
Acxiom Corp. (a)	18,661	641,845
Adtran Inc.	15,248	372,204
Advanced Energy Industries Inc. (a)	9,933	243,358
Advent Software Inc.	8,410	246,918
Aeroflex Holding Corp. (a)	4,884	40,586
Aerohive Networks Inc. (a)	192	2,026
Agilysys Inc. (a)	3,514	47,088
Alliance Fiber Optic Products Inc.	2,800	40,516
Alpha & Omega Semiconductor Ltd. (a)	4,490	33,046
Ambarella Inc. (a)	4,600	122,866
Amber Road Inc. (a)	382	5,883
American Software Inc. Class A	6,300	64,071

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Amkor Technology Inc. (a)	17,964	$123,233
ANADIGICS Inc. (a)	20,400	34,680
Angie’s List Inc. (a)	10,500	127,890
Anixter International Inc.	6,835	693,889
Applied Micro Circuits Corp. (a)	18,562	183,764
Applied Optoelectronics Inc. (a)	1,100	27,137
ARRIS Group Inc. (a)	29,425	829,196
Aruba Networks Inc. (a)	27,216	510,300
Aspen Technology Inc. (a)	23,762	1,006,558
ATMI Inc. (a)	7,988	271,672
Audience Inc. (a)	2,400	30,000
AVG Technologies NV (a)	6,000	125,760
Aviat Networks Inc. (a)	15,150	24,088
Axcelis Technologies Inc. (a)	25,726	55,311
Badger Meter Inc.	3,730	205,523
Bankrate Inc. (a)	11,751	199,062
Barracuda Networks Inc. (a)	1,046	35,501
Bazaarvoice Inc. (a)	13,413	97,915
Bel Fuse Inc.	2,483	54,378
Belden Inc.	11,173	777,641
Benchmark Electronics Inc. (a)	13,611	308,289
Benefitfocus Inc. (a)	1,325	62,235
Black Box Corp.	4,155	101,133
Blackbaud Inc.	11,711	366,554
Blackhawk Network Holdings Inc. (a)	2,800	68,292
Blucora Inc. (a)	10,420	205,170
Borderfree Inc. (a)	236	4,399
Bottomline Technologies Inc. (a)	9,731	342,045
Brightcove Inc. (a)	7,000	68,810
BroadSoft Inc. (a)	7,000	187,110
Brooks Automation Inc.	17,449	190,718
Cabot Microelectronics Corp. (a)	6,243	274,692
CACI International Inc. Class A (a)	5,818	429,368
CalAmp Corp. (a)	9,100	253,617
Calix Inc. (a)	10,120	85,312
Callidus Software Inc. (a)	10,603	132,750
Carbonite Inc. (a)	2,900	29,551
Cardtronics Inc. (a)	11,400	442,890
Care.com Inc. (a)	1,693	28,019
Cass Information Systems Inc.	2,706	139,521
Cavium Inc. (a)	13,037	570,108
CEVA Inc. (a)	5,906	103,709
ChannelAdvisor Corp. (a)	1,566	59,101
Checkpoint Systems Inc. (a)	10,615	142,453
Chegg Inc. (a)	3,853	26,971
Ciber Inc. (a)	18,443	84,469
Ciena Corp. (a)	25,700	584,418
Cirrus Logic Inc. (a)	16,097	319,847
Cognex Corp. (a)	22,022	745,665
Coherent Inc. (a)	6,200	405,170
Cohu Inc.	6,008	64,526
CommVault Systems Inc. (a)	11,888	772,126
Computer Task Group Inc.	4,000	67,960
comScore Inc. (a)	8,928	292,749
Comtech Telecommunications Corp.	3,902	124,318
Comverse Inc. (a)	5,549	191,884

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Constant Contact Inc. (a)	7,700	$188,342
Control4 Corp. (a)	1,142	24,222
Convergys Corp.	26,949	590,453
Conversant Inc. (a)	17,064	480,352
Cornerstone OnDemand Inc. (a)	10,192	487,891
CoStar Group Inc. (a)	7,283	1,360,027
Covisint Corp. (a)	1,975	14,477
Cray Inc. (a)	10,222	381,485
CSG Systems International Inc.	8,665	225,637
CTS Corp.	8,641	180,424
Cvent Inc. (a)	1,599	57,804
Cyan Inc. (a)	1,931	8,245
Cypress Semiconductor Corp.	37,600	386,152
Daktronics Inc.	9,652	138,892
Datalink Corp. (a)	4,900	68,257
Dealertrack Technologies Inc. (a)	11,041	543,107
Demand Media Inc. (a)	8,933	43,325
Demandware Inc. (a)	4,700	301,082
Dice Holdings Inc. (a)	9,040	67,438
Digi International Inc. (a)	6,780	68,817
Digimarc Corp.	1,481	46,503
Digital River Inc. (a)	8,778	153,001
Diodes Inc. (a)	8,927	233,173
DSP Group Inc. (a)	4,724	40,815
DTS Inc. (a)	4,546	89,829
E2open Inc. (a)	4,198	98,947
EarthLink Holdings Corp.	27,140	97,975
Ebix Inc.	8,139	138,933
eGain Corp. (a)	3,300	23,298
Electro Rent Corp.	4,606	81,020
Electro Scientific Industries Inc.	6,538	64,399
Electronics for Imaging Inc. (a)	11,808	511,404
Ellie Mae Inc. (a)	7,117	205,254
Emulex Corp. (a)	20,580	152,086
Endurance International Group Holdings Inc. (a)	5,634	73,298
Entegris Inc. (a)	35,713	432,484
Entropic Communications Inc. (a)	23,700	96,933
Envestnet Inc. (a)	6,056	243,330
EPAM Systems Inc. (a)	5,700	187,530
EPIQ Systems Inc.	8,290	112,993
ePlus Inc. (a)	918	51,188
Euronet Worldwide Inc. (a)	12,597	523,909
EVERTEC Inc.	7,400	182,780
Everyday Health Inc. (a)	149	2,085
Exar Corp. (a)	9,767	116,716
Exlservice Holdings Inc. (a)	8,464	261,622
Extreme Networks Inc. (a)	24,164	140,151
Fabrinet (a)	7,028	145,972
Fair Isaac Corp.	9,102	503,523
FARO Technologies Inc. (a)	4,454	236,062
FEI Co.	10,647	1,096,854
Finisar Corp. (a)	23,667	627,412
Fleetmatics Group Ltd. PLC (a)	4,500	150,525
Formfactor Inc. (a)	13,743	87,818
Forrester Research Inc.	3,152	112,999

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Fusion-io Inc. (a)	21,000	$220,920
Gerber Scientific Inc.
Escrow Shares (a) (b)	6,402	0
Gigamon Inc. (a)	1,928	58,592
Global Cash Access Holdings Inc. (a)	16,837	115,502
Global Eagle Entertainment Inc. (a)	7,148	112,795
Glu Mobile Inc. (a)	16,612	78,741
Gogo Inc. (a)	2,731	56,095
GSI Group Inc. (a)	7,539	98,459
GSI Technology Inc. (a)	5,400	37,314
GT Advanced Technologies Inc. (a)	34,400	586,520
Guidance Software Inc. (a)	3,878	42,891
Guidewire Software Inc. (a)	12,385	607,484
Hackett Group Inc., The	6,294	37,638
Harmonic Inc. (a)	25,083	179,093
Heartland Payment Systems Inc.	9,175	380,304
Higher One Holdings Inc. (a)	8,471	61,245
Hittite Microwave Corp.	7,931	499,970
Hutchinson Technology Inc. (a)	5,800	16,414
iGate Corp. (a)	8,726	275,218
II-VI Inc. (a)	13,296	205,157
Imation Corp. (a)	9,474	54,665
Immersion Corp. (a)	7,200	75,960
Imperva Inc. (a)	5,069	282,343
Infinera Corp. (a)	31,236	283,623
Infoblox Inc. (a)	13,600	272,816
Inphi Corp. (a)	6,737	108,398
Insight Enterprises Inc. (a)	11,048	277,415
Integrated Device Technology Inc. (a)	33,703	412,188
Integrated Silicon Solution Inc. (a)	7,890	122,690
Interactive Intelligence Group (a)	4,011	290,798
InterDigital Inc.	10,592	350,701
Intermolecular Inc. (a)	4,700	13,160
Internap Network Services Corp. (a)	12,988	91,955
International Rectifier Corp. (a)	17,600	482,240
Intersil Corp. Class A	32,200	416,024
Intralinks Holdings Inc. (a)	9,533	97,523
InvenSense Inc. (a)	14,234	336,919
Itron Inc. (a)	10,000	355,400
Ixia (a)	13,999	174,988
IXYS Corp.	6,314	71,664
j2 Global Inc.	11,615	581,331
Jive Software Inc. (a)	11,241	90,040
Kemet Corp. (a)	10,879	63,207
Kopin Corp. (a)	17,200	65,016
KVH Industries Inc. (a)	4,200	55,272
Lattice Semiconductor Corp. (a)	29,593	232,009
Limelight Networks Inc. (a)	14,179	30,910
Lionbridge Technologies Inc. (a)	14,200	95,282
Liquidity Services Inc. (a)	6,312	164,428
Littelfuse Inc.	5,637	527,849
LivePerson Inc. (a)	13,900	167,773
LogMeIn Inc. (a)	6,070	272,482
LTX-Credence Corp. (a)	12,296	109,557
Luxoft Holding Inc. (a)	1,168	40,962
M/A-COM Technology Solutions
Holdings Inc. (a)	2,600	53,430

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Manhattan Associates Inc. (a)	19,916	$697,657
ManTech International Corp. Class A	6,055	178,078
Marchex Inc. Class B	5,366	56,397
Marin Software Inc. (a)	2,300	24,311
Marketo Inc. (a)	2,048	66,908
Mavenir Systems Inc. (a)	1,446	25,883
MAXIMUS Inc.	17,296	775,899
MaxLinear Inc. Class A (a)	5,786	54,851
Maxwell Technologies Inc. (a)	7,734	99,923
Measurement Specialties Inc. (a)	3,900	264,615
Mentor Graphics Corp.	24,256	534,117
Mercury Systems Inc. (a)	7,978	105,389
Mesa Laboratories Inc.	700	63,175
Methode Electronics Inc.	9,367	287,192
Micrel Inc.	11,516	127,597
Microsemi Corp. (a)	23,561	589,732
MicroStrategy Inc. (a)	2,325	268,282
Millennial Media Inc. (a)	8,800	60,896
Mitek Systems Inc. (a)	7,100	27,477
MKS Instruments Inc.	13,578	405,846
Model N Inc. (a)	2,000	20,220
ModusLink Global Solutions Inc. (a)	9,195	38,895
MoneyGram International Inc. (a)	5,462	96,404
Monolithic Power Systems Inc. (a)	9,874	382,815
Monotype Imaging Holdings Inc.	9,700	292,358
Monster Worldwide Inc. (a)	24,516	183,380
MoSys Inc. (a)	11,682	53,036
Move Inc. (a)	10,552	121,981
MTS Systems Corp.	3,970	271,905
Multi-Fineline Electronix Inc. (a)	2,134	27,315
Nanometrics Inc. (a)	5,904	106,095
Neonode Inc. (a)	7,300	41,537
NeoPhotonics Corp. (a)	5,000	39,650
Netgear Inc. (a)	9,303	313,790
NetScout Systems Inc. (a)	9,200	345,736
Newport Corp. (a)	10,018	207,172
NIC Inc.	16,406	316,800
NumereX Corp. Class A (a)	3,427	37,457
NVE Corp. (a)	1,200	68,448
Omnivision Technologies Inc. (a)	14,045	248,596
OpenTable Inc. (a)	5,800	446,194
Oplink Communications Inc. (a)	5,145	92,404
OSI Systems Inc. (a)	5,065	303,191
Park Electrochemical Corp.	5,452	162,851
ParkerVision Inc. (a)	22,000	105,600
PC Connection Inc.	2,220	45,110
PC-Tel Inc.	4,700	41,031
PDF Solutions Inc. (a)	6,463	117,433
Pegasystems Inc.	4,340	153,289
Peregrine Semiconductor Corp. (a)	6,595	39,900
Perficient Inc. (a)	8,600	155,832
Pericom Semiconductor Corp. (a)	5,809	45,484
Photronics Inc. (a)	15,972	136,241
Planet Payment Inc. (a)	10,500	28,770
Plantronics Inc.	10,996	488,772
Plexus Corp. (a)	8,740	350,212

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
PLX Technology Inc. (a)	11,411	$69,037
PMC-Sierra Inc. (a)	52,400	398,764
Power Integrations Inc.	7,389	486,048
PRGX Global Inc. (a)	7,431	51,497
Procera Networks Inc. (a)	5,444	56,563
Progress Software Corp. (a)	13,310	290,158
Proofpoint Inc. (a)	5,900	218,772
PROS Holdings Inc. (a)	5,800	182,758
PTC Inc. (a)	30,544	1,082,174
Q2 Holdings Inc. (a)	149	2,314
QAD Inc. Class A	1,458	29,787
QLIK Technologies Inc. (a)	22,039	586,017
QLogic Corp. (a)	22,260	283,815
Qualys Inc. (a)	3,700	94,091
Quantum Corp. (a)	52,795	64,410
QuinStreet Inc. (a)	8,298	55,099
Radisys Corp. (a)	5,929	21,285
Rally Software Development Corp. (a)	1,700	22,746
Rambus Inc. (a)	27,958	300,548
RealD Inc. (a)	10,772	120,323
Realnetworks Inc. (a)	5,369	40,697
RealPage Inc. (a)	11,616	210,947
Reis Inc. (a)	2,100	37,905
RF Micro Devices Inc. (a)	71,231	561,300
Richardson Electronics Ltd.	2,833	30,483
Rocket Fuel Inc. (a)	1,450	62,176
Rofin-Sinar Technologies Inc. (a)	7,434	178,119
Rogers Corp. (a)	4,627	288,817
Rosetta Stone Inc. (a)	2,689	30,171
Rubicon Technology Inc. (a)	5,474	61,801
Ruckus Wireless Inc. (a)	11,800	143,488
Rudolph Technologies Inc. (a)	8,817	100,602
Sanmina Corp. (a)	20,826	363,414
Sapiens International Corp. NV (a)	5,000	40,550
Sapient Corp. (a)	28,108	479,522
ScanSource Inc. (a)	6,978	284,493
SciQuest Inc. (a)	5,654	152,743
SeaChange International Inc. (a)	8,200	85,608
Semtech Corp. (a)	17,149	434,556
ServiceSource International Inc. (a)	15,159	127,942
ShoreTel Inc. (a)	14,639	125,895
Shutterstock Inc. (a)	1,900	137,959
Sigma Designs Inc. (a)	6,896	32,825
Silicon Graphics International Corp. (a)	8,400	103,152
Silicon Image Inc. (a)	19,073	131,604
Silver Spring Networks Inc. (a)	1,500	26,070
Sonus Networks Inc. (a)	48,805	164,473
Spansion Inc. Class A (a)	11,869	206,758
Spark Networks Inc. (a)	4,400	23,012
Speed Commerce Inc. (a)	12,600	45,864
SPS Commerce Inc. (a)	4,125	253,481
SS&C Technologies Holdings Inc. (a)	14,717	588,974
Stamps.com Inc. (a)	3,640	122,158
SunEdison Inc. (a)	67,556	1,272,755
SunPower Corp. (a)	10,400	335,504
Super Micro Computer Inc. (a)	8,307	144,293
Supertex Inc. (a)	2,380	78,492

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Support.com Inc. (a)	13,100	$33,405
Sykes Enterprises Inc. (a)	9,935	197,408
Synaptics Inc. (a)	8,324	499,606
Synchronoss Technologies Inc. (a)	7,300	250,317
SYNNEX Corp. (a)	6,705	406,390
Syntel Inc. (a)	3,977	357,532
Take-Two Interactive Software Inc. (a)	20,400	447,372
Tangoe Inc. (a)	7,618	141,619
TechTarget (a)	3,326	23,980
TeleCommunication Systems Inc. Class A (a)	11,900	27,370
TeleNav Inc. (a)	4,108	24,484
TeleTech Holdings Inc. (a)	4,905	120,222
TESSCO Technologies Inc.	1,400	52,304
Tessera Technologies Inc.	13,272	313,617
Textura Corp. (a)	1,303	32,849
TiVo Inc. (a)	32,340	427,858
Travelzoo Inc. (a)	2,100	48,090
Tremor Video Inc. (a)	2,400	9,888
TriQuint Semiconductor Inc. (a)	41,915	561,242
Trulia Inc. (a)	7,169	238,011
TTM Technologies Inc. (a)	13,560	114,582
Tyler Technologies Inc. (a)	7,990	668,603
Ubiquiti Networks Inc. (a)	3,146	143,049
Ultimate Software Group Inc., The (a)	7,055	966,535
Ultra Clean Holdings Inc. (a)	6,323	83,147
Ultratech Inc. (a)	6,879	200,798
Uni-Pixel Inc. (a)	2,500	19,150
Unisys Corp. (a)	13,038	397,137
United Online Inc.	3,322	38,402
Universal Display Corp. (a)	10,098	322,227
Unwired Planet Inc. (a)	23,012	49,936
Varonis Systems Inc. (a)	1,367	48,884
VASCO Data Security International Inc. (a)	6,902	52,041
Veeco Instruments Inc. (a)	9,833	412,298
Verint Systems Inc. (a)	13,377	627,783
ViaSat Inc. (a)	9,999	690,331
Viasystems Group Inc. (a)	1,056	13,221
Violin Memory Inc. (a)	4,877	19,508
Virnetx Holding Corp. (a)	10,627	150,691
Virtusa Corp. (a)	5,828	195,296
Vishay Precision Group Inc. (a)	3,021	52,505
VistaPrint NV (a)	8,334	410,199
Vocus Inc. (a)	4,400	58,652
Vringo Inc. (a)	16,700	57,949
Web.com Group Inc. (a)	10,557	359,255
WebMD Health Corp. (a)	7,282	301,475
Westell Technologies Inc. Class A (a)	12,062	44,509
WEX Inc. (a)	9,898	940,805
Wix.com Ltd. (a)	2,100	48,237
XO Group Inc. (a)	6,900	69,966
Xoom Corp. (a)	2,226	43,452
Yelp Inc. (a)	8,300	638,519
YuMe Inc. (a)	1,843	13,472
Zillow Inc. (a)	5,974	526,309

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Zix Corp. (a)	16,400	$67,896
Zygo Corp. (a)	4,300	65,317

		75,822,070

Materials (4.75%)
A. Schulman Inc.	7,347	266,402
Advanced Emissions Solutions Inc. (a)	5,600	137,424
AEP Industries Inc. (a)	1,100	40,810
AK Steel Holding Corp. (a)	34,300	247,646
Allied Nevada Gold Corp. (a)	25,800	111,198
AM Castle & Co. (a)	4,189	61,536
AMCOL International Corp.	7,174	328,426
American Vanguard Corp.	7,413	160,491
Arabian American Development Co. (a)	5,000	54,250
Axiall Corp.	17,682	794,275
Balchem Corp.	7,588	395,487
Berry Plastics Group Inc. (a)	14,300	331,045
Boise Cascade Co. (a)	2,998	85,863
Calgon Carbon Corp. (a)	13,840	302,127
Century Aluminum Co. (a)	12,700	167,767
Chase Corp.	1,554	48,998
Chemtura Corp. (a)	25,025	632,882
Clearwater Paper Corp. (a)	5,376	336,914
Coeur Mining Inc. (a)	25,446	236,393
Commercial Metals Co.	29,800	562,624
Deltic Timber Corp.	2,765	180,361
Ferro Corp. (a)	18,024	246,208
Flotek Industries Inc. (a)	12,328	343,335
FutureFuel Corp.	5,373	109,072
General Moly Inc. (a)	16,300	16,137
Globe Specialty Metals Inc.	16,405	341,552
Gold Resource Corp.	8,473	40,501
Graphic Packaging Holding Co. (a)	49,510	503,022
Handy & Harman Ltd. (a)	1,448	31,870
Hawkins Inc.	2,365	86,890
Haynes International Inc.	3,100	167,400
HB Fuller Co.	12,754	615,763
Headwaters Inc. (a)	18,276	241,426
Hecla Mining Co.	86,161	264,514
Horsehead Holding Corp. (a)	12,829	215,784
Innophos Holdings Inc.	5,511	312,474
Innospec Inc.	6,049	273,596
Intrepid Potash Inc. (a)	13,600	210,256
Kaiser Aluminum Corp.	4,800	342,816
Kapstone Paper and Packaging Corp. (a)	20,746	598,315
KMG Chemicals Inc.	2,001	31,376
Koppers Holdings Inc.	5,319	219,302
Kraton Performance Polymers Inc. (a)	8,414	219,942
Landec Corp. (a)	6,700	74,772
Louisiana-Pacific Corp. (a)	35,310	595,680
LSB Industries Inc. (a)	5,000	187,100
Marrone Bio Innovations Inc. (a)	1,356	18,943
Materion Corp.	5,252	178,200
Midway Gold Corp. (a)	25,705	26,990

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Minerals Technologies Inc.	8,884	$573,551
Molycorp Inc. (a)	36,827	172,719
Myers Industries Inc.	6,945	138,344
Neenah Paper Inc.	4,153	214,793
Noranda Aluminum Holding Corp.	8,404	34,540
Olin Corp.	20,219	558,247
Olympic Steel Inc.	2,300	66,010
OM Group Inc.	8,191	272,105
Omnova Solutions Inc. (a)	11,758	122,048
P. H. Glatfelter Co.	10,796	293,867
Paramount Gold and Silver Corp. (a)	33,152	40,777
Penford Corp. (a)	2,400	34,464
PolyOne Corp.	25,319	928,195
Quaker Chemical Corp.	3,300	260,139
Resolute Forest Products (a)	18,001	361,640
RTI International Metals Inc. (a)	8,170	226,963
Schnitzer Steel Industries Inc. Class A	6,432	185,563
Schweitzer-Mauduit International Inc.	7,948	338,505
Sensient Technologies Corp.	12,653	713,756
Stepan Co.	4,846	312,858
Stillwater Mining Co. (a)	30,422	450,550
SunCoke Energy Inc. (a)	17,990	410,892
Taminco Corp. (a)	3,900	81,939
Texas Industries Inc. (a)	5,553	497,660
Tredegar Corp.	6,399	147,241
UFP Technologies Inc. (a)	1,400	34,104
United States Lime & Minerals Inc.	414	23,308
Universal Stainless & Alloy Products Inc. (a)	1,924	64,973
US Concrete Inc. (a)	3,400	79,900
US Silica Holdings Inc.	5,600	213,752
Walter Energy Inc.	16,200	122,472
Wausau Paper Corp.	12,326	156,910
Worthington Industries Inc.	13,496	516,222
Zep Inc.	5,831	103,209

		20,748,371

Telecommunication Services (0.70%)
8x8 Inc. (a)	22,529	243,538
Atlantic Tele-Network Inc.	2,449	161,437
Boingo Wireless Inc. (a)	4,010	27,188
Cbeyond Inc. (a)	7,000	50,750
Cincinnati Bell Inc. (a)	52,985	183,328
Cogent Communications Group Inc.	12,000	426,360
Consolidated Communications Holdings Inc.	10,142	202,941
FairPoint Communications Inc. (a)	5,294	71,998
General Communication Inc. Class A (a)	7,782	88,793
Hawaiian Telcom Holdco Inc. (a)	2,600	74,074
HickoryTech Corp.	3,244	41,491
IDT Corp. Class B	3,705	61,725
inContact Inc. (a)	13,320	127,872
Inteliquent Inc.	8,600	124,958

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Iridium Communications Inc. (a)	15,983	$120,032
Leap Wireless International Inc. Contingent Value Rights (a) (b)	13,674	34,458
Lumos Networks Corp.	3,750	50,138
magicJack VocalTec Ltd. (a)	4,600	97,658
NII Holdings Inc. (a)	42,800	50,932
NTELOS Holdings Corp.	3,750	50,625
Orbcomm Inc. (a)	9,990	68,432
Premiere Global Services Inc. (a)	11,940	143,996
RingCentral Inc. Class A (a)	2,327	42,119
Shenandoah Telecommunications Co.	6,038	194,967
Straight Path Communications Inc. Class B (a)	1,852	13,631
Towerstream Corp. (a)	16,474	38,714
USA Mobility Inc.	5,566	101,134
Vonage Holdings Corp. (a)	40,479	172,845

		3,066,134

Utilities (3.06%)
ALLETE Inc.	10,151	532,113
American States Water Co.	9,756	315,021
Artesian Resources Corp. Class A	1,786	40,114
Atlantic Power Corp.	31,544	91,478
Avista Corp.	15,306	469,129
Black Hills Corp.	11,289	650,811
California Water Service Group	12,282	294,031
Chesapeake Utilities Corp.	2,508	158,405
Cleco Corp.	15,280	772,862
Connecticut Water Service Inc.	2,624	89,662
Consolidated Water Co. Ltd.	3,594	47,369
Delta Natural Gas Company Inc.	1,700	35,224
Dynegy Inc. (a)	25,353	632,304
El Paso Electric Co.	10,232	365,589
Empire District Electric Co., The	10,730	260,954
Genie Energy Ltd. Class B (a)	3,205	31,954
Idacorp Inc.	12,855	713,067
Laclede Group Inc., The	8,354	393,891
MGE Energy Inc.	8,739	342,831
Middlesex Water Co.	3,953	86,254
New Jersey Resources Corp.	10,562	525,988
Northwest Natural Gas Co.	6,775	298,168
NorthWestern Corp.	9,611	455,850
NRG Yield Inc. Class A	5,860	231,646
Ormat Technologies Inc.	4,405	132,194
Otter Tail Corp.	9,436	290,534
Pattern Energy Group Inc.	4,719	128,026
Piedmont Natural Gas Company Inc.	19,237	680,797
PNM Resources Inc.	20,177	545,384
Portland General Electric Co.	19,366	626,296
Pure Cycle Corp. (a)	4,300	26,015
SJW Corp.	3,948	116,703
South Jersey Industries Inc.	8,098	454,217
Southwest Gas Corp.	11,823	631,939
UIL Holdings Corp.	14,286	525,868

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Unitil Corp.	3,398	$111,590
UNS Energy Corp.	10,550	633,316
WGL Holdings Inc.	13,152	526,869
York Water Co.	3,400	69,360

		13,333,823

Total Common Stocks
(cost $290,502,084)		423,452,740

Registered Investment Companies (1.11%)
Financials (1.11%)
Apollo Investment Corp.	57,507	477,883
BlackRock Kelso Capital Corp.	18,510	169,737
Capital Southwest Corp. (a)	3,428	119,020
Fidus Investment Corp.	3,400	65,654
Fifth Street Finance Corp.	35,055	331,620
Firsthand Technology Value Fund Inc.	2,200	46,970
Garrison Capital Inc.	1,500	21,195
Gladstone Capital Corp.	5,050	50,904
Gladstone Investment Corp.	6,110	50,530
Golub Capital BDC LLC Inc.	9,651	172,174
GSV Capital Corp. (a)	4,900	49,686
Hercules Technology Growth Capital Inc.	15,912	223,882
Horizon Technology Finance Corp.	2,100	26,271
KCAP Financial Inc.	6,961	60,282
Main Street Capital Corp.	9,974	327,746
MCG Capital Corp.	18,158	68,819
Medallion Financial Corp.	5,400	71,334
Medley Capital Corp.	11,925	162,299
MVC Capital Inc.	5,754	77,967
New Mountain Finance Corp.	12,391	180,289
NGP Capital Resources Co.	5,276	35,666
PennantPark Floating Rate Capital Ltd.	4,100	56,662
PennantPark Investment Corp.	17,415	192,436
Prospect Capital Corp.	78,991	853,103
Solar Capital Ltd.	11,695	254,717
Solar Senior Capital Ltd.	2,978	50,954
Stellus Capital Investment Corp.	3,100	44,578
TCP Capital Corp.	9,100	150,605
THL Credit Inc.	8,401	115,934
TICC Capital Corp.	13,063	127,756
Triangle Capital Corp.	6,984	180,816
WhiteHorse Finance Inc.	1,674	23,553

		4,841,042

Total Registered Investment Companies
(cost $5,258,308)		4,841,042

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Short-term Investments (2.39%)
JPMorgan U.S. Government Money Market Fund	9,666,081	$9,666,081

	Principal amount	Value
U.S. Treasury Bill (c)
0.050%, 04/10/2014	$775,000	$774,996

Total Short-term Investments
(cost $10,441,071)		10,441,077

TOTAL INVESTMENTS (100.52%)
(cost $306,201,463)		438,734,859
LIABILITIES, NET OF OTHER ASSETS (-0.52%)		(2,289,452)

NET ASSETS (100.00%)		$436,445,407

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2014, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	68	June 2014	$8,036,315	$7,959,400	$(76,915)

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (95.87%)
Australia (7.61%)
AGL Energy Ltd.	10,517	$148,060
ALS Ltd.	7,007	47,632
Alumina Ltd. (a)	46,649	51,698
Amcor Ltd.	22,831	219,992
AMP Ltd.	55,106	254,504
APA Group	15,276	91,094
Asciano Ltd.	18,010	86,853
ASX Ltd.	3,694	123,569
Aurizon Holdings Ltd.	37,900	180,663
Australia & New Zealand Banking Group Ltd.	52,775	1,618,074
Bank of Queensland Ltd.	6,257	74,565
Bendigo and Adelaide Bank Ltd.	9,793	103,354
BGP Holdings PLC (a) (b)	183,756	0
BHP Billiton Ltd.	61,650	2,085,144
Boral Ltd.	13,782	72,215
Brambles Ltd.	29,334	251,912
Caltex Australia Ltd.	2,519	51,605
CFS Retail Property Trust	40,983	71,834
Coca-Cola Amatil Ltd.	10,549	107,908
Cochlear Ltd.	1,045	55,241
Commonwealth Bank of Australia	30,905	2,219,532
Computershare Ltd.	9,303	104,394
Crown Resorts Ltd.	7,339	113,187
CSL Ltd.	9,203	593,685
Dexus Property Group	115,062	113,111
Echo Entertainment Group Ltd.	16,111	36,606
Federation Centres	28,374	62,101
Flight Centre Travel Group Ltd.	1,064	51,795
Fortescue Metals Group Ltd.	29,472	143,495
Goodman Group	32,540	142,740
GPT Group	33,165	112,571
Harvey Norman Holdings Ltd.	10,827	33,135
Iluka Resources Ltd.	7,836	72,017
Incitec Pivot Ltd.	31,491	86,446
Insurance Australia Group Ltd.	46,148	238,383
James Hardie Industries PLC	8,057	107,075
Leighton Holdings Ltd.	3,317	64,938
Lend Lease Corp. Ltd.	10,208	112,183
Macquarie Group Ltd.	5,387	289,413
Metcash Ltd.	16,100	39,120
Mirvac Group	69,814	110,067
National Australia Bank Ltd.	45,119	1,483,766
Newcrest Mining Ltd. (a)	14,606	133,966
Orica Ltd.	6,823	138,449
Origin Energy Ltd.	20,772	275,282
Qantas Airways Ltd. (a)	21,256	21,783
QBE Insurance Group Ltd.	23,285	276,842
Ramsay Health Care Ltd.	2,424	108,197
REA Group Ltd.	1,046	47,290
Rio Tinto Ltd.	8,464	498,837
Santos Ltd.	18,503	231,656
Seek Ltd.	6,039	98,402
Sonic Healthcare Ltd.	7,081	113,411
SP Ausnet	28,427	34,536
Stockland	43,224	150,322

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Suncorp Group Ltd.	24,504	$292,471
Sydney Airport	22,893	88,958
Tabcorp Holding Ltd.	13,306	42,079
Tatts Group Ltd.	27,358	73,578
Telstra Corp. Ltd.	83,652	394,101
Toll Holdings Ltd.	12,395	59,775
Transurban Group	26,704	179,796
Treasury Wine Estates Ltd.	12,793	41,881
Wesfarmers Ltd.	22,323	852,730
Westfield Group	37,320	354,758
Westfield Retail Trust	57,323	158,421
Westpac Banking Corp.	59,741	1,914,756
Woodside Petroleum Ltd.	12,748	461,314
Woolworths Ltd.	23,957	793,617
WorleyParsons Ltd.	3,949	55,447

		19,918,332

Austria (0.27%)
Andritz AG	1,337	82,619
Erste Group Bank AG	4,785	163,483
Immoeast AG Interim Shares (a) (b)	8,216	0
Immofinanz AG	17,968	84,187
Immofinanz AG Interim Shares (a) (b)	7,204	0
OMV AG	2,725	123,641
Raiffeisen Bank International AG	2,187	72,913
Telekom Austria AG	4,524	44,974
Vienna Insurance Group AG	730	35,993
VoestAlpine AG	2,100	92,303

		700,113

Belgium (1.18%)
Ageas	4,222	188,133
Anheuser-Busch InBev NV	15,470	1,621,862
Belgacom SA	2,887	90,400
Colruyt SA	1,360	74,944
Delhaize Group	1,880	137,398
Groupe Bruxelles Lambert SA	1,544	154,172
KBC GROEP NV	4,911	302,086
Solvay SA	1,132	177,705
Telenet Group Holding NV	1,033	63,677
UCB SA	2,019	161,659
Umicore SA	2,161	110,123

		3,082,159

Denmark (1.31%)
A P Moller-Maersk A/S Class A	11	126,860
A P Moller-Maersk A/S Class B	25	299,851
Carlsberg A/S Class B	2,103	209,160
Coloplast A/S Class B	2,115	171,133
Danske Bank A/S	12,434	346,450
DSV A/S	3,326	107,341
Novo Nordisk A/S Class B	38,257	1,742,244
Novozymes A/S B Shares	4,414	194,093
TDC A/S	15,180	140,334
Tryg A/S	462	45,694

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
William Demant Holding A/S (a)	438	$37,469

		3,420,629

Finland (0.87%)
Elisa OYJ	2,608	75,056
Fortum OYJ	8,330	189,351
Kone Corp. OYJ Class B	6,056	253,962
Metso OYJ	2,422	79,179
Neste Oil OYJ	2,575	52,502
Nokia OYJ (a)	71,342	529,752
Nokian Renkaat OYJ	2,041	82,526
Orion OYJ Class B	1,774	53,547
Pohjola Bank PLC	2,708	60,176
Sampo OYJ A Shares	8,550	443,476
Stora Enso OYJ R Shares	10,571	113,083
UPM-Kymmene OYJ	9,966	170,385
Wartsila OYJ Class B	3,358	182,409

		2,285,404

France (9.70%)
Accor SA	3,054	156,367
Aeroports de Paris (ADP)	540	67,333
Air Liquide SA	6,143	832,072
Airbus Group NV	11,242	805,197
Alcatel-Lucent (a)	54,116	213,372
Alstom SA	4,151	113,343
Arkema	1,202	136,117
AtoS	1,491	134,809
AXA SA	34,246	890,032
BNP Paribas SA	18,956	1,462,163
Bouygues SA	3,542	147,731
Bureau Veritas SA	4,176	128,034
Cap Gemini SA	2,704	204,698
Carrefour SA	11,722	453,701
Casino Guichard Perrachon SA	1,043	124,118
CGG (a)	2,895	46,424
Christian Dior SA	1,008	194,067
Cie Generale des Etablissements Michelin Class B	3,512	439,221
CNP Assurances	3,047	64,519
Compagnie de Saint-Gobain	7,956	480,621
Credit Agricole SA (a)	18,649	294,043
Danone	10,772	761,739
Dassault Systemes SA	1,160	135,900
Edenred	3,818	119,793
Electricite de France	4,487	177,502
Essilor International SA	3,928	396,115
Eurazeo SA	656	58,942
Eutelsat Communications	2,857	97,021
Fonciere des Regions	601	55,673
GDF Suez	25,046	685,262
Gecina SA	421	55,969
Groupe Eurotunnel SA	10,072	128,586
ICADE	665	65,788
Iliad SA	498	143,594
Imerys SA	652	57,981

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
JC Decaux SA	1,333	$58,389
Kering	1,415	288,605
Klepierre	2,010	89,940
Lafarge SA	3,531	275,816
Lagardere SCA	2,130	84,569
Legrand SA	4,975	309,072
L’Oreal SA	4,668	769,775
LVMH Moet Hennessy Louis Vuitton SA	4,927	895,634
Natixis	17,894	131,418
Orange	35,117	518,622
Pernod Ricard SA	4,158	484,039
Publicis Groupe	3,420	308,984
Remy Cointreau SA	484	38,840
Renault SA	3,618	351,595
Rexel SA	5,158	135,332
Safran SA	5,252	363,869
Sanofi	22,952	2,392,987
Schneider Electric SA (London)	324	28,728
Schneider Electric SA (Paris)	10,154	900,170
SCOR SE	3,043	106,482
SES	5,713	213,330
Societe BIC SA	554	72,773
Societe Generale	13,682	842,645
Sodexo	1,861	195,183
STMicroelectronics NV	12,439	115,226
Suez Environnement Co.	5,216	105,955
Technip SA	1,917	197,834
Thales SA	1,647	109,206
Total SA	41,203	2,701,933
Valeo SA	1,461	205,803
Vallourec SA	2,037	110,581
Veolia Environnement	6,742	133,377
Vinci SA	9,197	683,053
Vivendi	22,895	637,765
Wendel	630	97,945
Zodiac Aerospace	3,160	111,664

		25,394,986

Germany (8.56%)
Adidas AG	3,958	428,258
Allianz SE Reg.	8,803	1,488,038
Axel Springer SE	771	49,343
BASF SE	17,674	1,964,443
Bayer AG	15,895	2,149,917
Bayerische Motoren Werke (BMW) AG	6,464	815,888
Beiersdorf AG	1,985	193,612
Brenntag AG	989	183,460
Celesio AG	858	29,326
Commerzbank Ag (a)	18,686	343,280
Continental AG	2,097	502,385
Daimler AG Registered Shares	18,585	1,756,160
Deutsche Bank AG Reg.	19,631	878,275
Deutsche Boerse AG	3,621	288,184
Deutsche Lufthansa AG Reg. (a)	4,325	113,298
Deutsche Post AG	17,369	645,349

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Telekom AG	55,813	$901,929
Deutsche Wohnen AG	5,608	120,214
E.ON SE	34,506	674,551
Fraport AG	731	54,603
Fresenius Medical Care AG & Co. KGaA	4,071	284,066
Fresenius SE & Co. KGaA	2,363	369,812
GEA Group AG	3,557	162,592
Hannover Rueck SE	1,095	97,949
HeidelbergCement AG	2,683	229,943
Henkel AG & Co. KGaA	2,455	246,726
Hochtief AG	534	48,480
Hugo Boss AG	617	82,094
Infineon Technologies AG	20,159	240,561
K+S AG Reg.	3,214	105,580
Lanxess AG	1,532	115,553
Linde AG	3,553	710,723
MAN AG	655	83,468
Merck KGaA	1,273	214,396
Metro AG	2,423	98,890
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,477	759,708
Osram Licht AG (a)	1,631	105,753
ProsiebenSat.1 Media AG Reg.	4,410	201,826
QIAGEN NV (a)	4,488	94,042
RTL Group SA	744	84,714
RWE AG	9,338	378,988
SAP AG	17,754	1,437,199
Siemens AG Reg.	15,253	2,052,998
Sky Deutschland AG (a)	8,514	73,425
Suedzucker AG	1,592	45,345
Telefonica Deutschland Holding AG	5,205	41,489
ThyssenKrupp AG (a)	8,588	230,295
United Internet AG Reg.	1,933	90,768
Volkswagen AG	549	139,165

		22,407,061

Hong Kong (2.64%)
AIA Group Ltd.	229,643	1,089,517
ASM Pacific Technology Ltd.	4,692	45,852
Bank of East Asia Ltd.	23,274	90,918
BOC Hong Kong Holdings Ltd.	78,000	221,737
Cathay Pacific Airways Ltd.	23,494	43,738
Cheung Kong Holdings Ltd.	26,191	433,900
Cheung Kong Infrastructure Holdings Ltd.	11,611	74,098
CLP Holdings Ltd.	33,505	252,481
First Pacific Company Ltd.	44,353	44,030
Galaxy Entertainment Group Ltd. (a)	39,880	347,051
Hang Lung Properties Ltd.	42,000	120,480
Hang Seng Bank Ltd.	14,343	228,001
Henderson Land Development Co. Ltd.	20,881	121,951
HKT Trust and HKT Ltd.	45,000	47,341
Hong Kong & China Gas Co. Ltd.	112,082	244,495
Hong Kong Exchanges & Clearing Ltd.	20,904	316,936

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hopewell Holdings Ltd.	10,500	$36,009
Hutchison Whampoa Ltd.	40,700	539,413
Hysan Development Co. Ltd.	11,916	51,772
Kerry Properties Ltd.	12,328	41,165
Li & Fung Ltd.	109,240	161,399
Link REIT, The	43,762	215,806
MGM China Holdings Ltd.	17,454	61,544
MTR Corporation Ltd.	26,688	98,749
New World Development Company Ltd. Rights (a)	24,028	4,956
New World Development Company Ltd.	72,083	72,487
NWS Holdings Ltd.	28,186	47,749
PCCW Ltd.	81,000	40,414
Power Assets Holdings Ltd.	25,982	225,268
Sands China Ltd.	46,453	346,459
Shangri-La Asia Ltd.	30,974	50,715
Sino Land Co. Ltd.	56,961	84,011
SJM Holdings Ltd.	38,022	106,863
Sun Hung Kai Properties Ltd.	30,782	377,012
Swire Pacific Ltd. Class A	12,821	149,343
Swire Properties Ltd.	20,800	59,532
Wharf Holdings Ltd.	28,700	183,526
Wheelock and Co. Ltd.	18,104	70,721
Wynn Macau Ltd.	29,936	123,696
Yue Yuen Industrial Holdings Ltd.	14,000	45,665

		6,916,800

Ireland (0.31%)
Bank of Ireland (a)	429,710	182,333
CRH PLC (Dublin)	13,997	389,419
Kerry Group PLC Class A (Dublin)	2,804	214,045
Ryanair Holdings PLC (a)	3,431	35,961

		821,758

Israel (0.51%)
Bank Hapoalim B.M.	20,381	116,294
Bank Leumi Le-Israel (a)	25,021	97,573
Bezeq The Israeli Telecommunication Corporation Ltd.	37,816	67,348
Delek Group Ltd.	78	31,155
Israel Chemicals Ltd.	8,329	72,818
Israel Corporation Ltd., The (a)	59	32,923
Mizrahi Tefahot Bank Ltd.	2,374	32,450
NICE Systems Ltd.	1,126	49,883
Teva Pharmaceutical Industries Ltd.	16,124	832,669

		1,333,113

Italy (2.49%)
Assicurazioni Generali SpA	22,006	490,522
Atlantia SpA	7,765	199,507
Banca Monte Dei Paschi di Siena SpA (a)	132,327	48,310
CNH Industrial NV (a)	17,761	204,189
Enel Green Power SpA	33,575	94,267
Enel SpA	124,451	704,316

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Eni SpA	48,478	$1,216,168
EXOR SpA	1,835	82,362
Fiat SpA (a)	16,868	196,363
Finmeccanica SpA (a)	7,705	76,055
Intesa Sanpaolo	220,187	746,218
Luxottica Group SpA	3,120	180,441
Mediobanca SpA (a)	9,887	113,053
Pirelli & C. SpA	4,694	73,720
Prysmian SpA	3,927	97,705
Saipem SpA	4,935	120,473
Snam SpA	37,884	221,811
Telecom Italia RNC SpA	111,414	104,219
Telecom Italia SpA	188,248	221,995
Tenaris SA	8,786	193,786
Terna - Rete Elettrica Nationale SpA	27,791	148,857
UBI Banca - Unione di Banche Italiane ScpA	16,217	152,815
UniCredit SpA	84,507	771,871
UnipolSai SpA (a)	17,077	65,403

		6,524,426

Japan (18.99%)
ABC-Mart Inc.	500	21,700
ACOM Co. Ltd. (a)	6,600	21,102
Advantest Corp.	2,800	30,302
Aeon Co. Ltd.	13,900	156,622
Aeon Credit Service Co. Ltd.	2,500	56,363
Aeon Mall Co. Ltd.	2,100	53,632
Air Water Inc.	2,769	38,310
Aisin Seiki Co. Ltd.	3,800	137,141
Ajinomoto Co. Inc.	12,000	171,487
Alfresa Holdings Corp.	700	45,643
All Nippon Airways Co. Ltd.	21,000	45,371
Amada Co. Ltd.	7,000	49,237
Aozora Bank Ltd.	19,000	54,120
Asahi Glass Co. Ltd.	19,000	110,081
Asahi Group Holdings Ltd.	7,300	204,328
Asahi Kasei Corp.	24,000	163,232
ASICS Corp.	3,000	58,974
Astellas Pharma Inc.	41,490	492,019
Bank of Kyoto Ltd., The	6,000	49,528
Bank of Yokohama Ltd., The	23,000	114,760
Benesse Holdings Inc.	1,300	49,688
Bridgestone Corp.	12,300	436,158
Brother Industries Ltd.	4,300	60,116
CALBEE Inc.	1,200	28,240
Canon Inc.	22,300	689,428
Casio Computer Co. Ltd.	4,800	56,782
Central Japan Railway Co.	2,800	327,162
Chiba Bank Ltd., The	14,000	86,267
Chiyoda Corp.	3,077	39,679
Chubu Electric Power Co. Inc. (a)	12,700	149,499
Chugai Pharmaceutical Co. Ltd.	4,300	109,776
Chugoku Bank Ltd., The	3,000	39,994
Chugoku Electric Power Company Inc., The	5,500	76,680

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Citizen Holdings Co. Ltd.	4,800	$36,134
Coca-Cola West Co. Ltd.	1,299	22,666
Credit Saison Co. Ltd.	3,100	61,661
Dai Nippon Printing Co. Ltd.	11,000	105,401
Daicel Chemical Industries Ltd.	5,000	40,982
Daido Steel Co. Ltd.	5,000	24,996
Daihatsu Motor Co. Ltd.	4,000	70,649
Dai-ichi Life Insurance Company Ltd.	16,200	235,431
Daiichi Sankyo Co. Ltd.	12,540	211,157
Daikin Industries Ltd.	4,400	246,484
Dainippon Sumitomo Pharma Co. Ltd.	3,000	47,667
Daito Trust Construction Co. Ltd.	1,400	129,549
Daiwa House Industry Co. Ltd.	12,000	203,575
Daiwa Securities Group Inc.	34,000	295,810
DeNA Co. Ltd.	1,900	34,313
Denso Corp.	9,300	445,831
Dentsu Inc.	4,216	159,915
Don Quijote Holdings Co. Ltd.	1,000	51,640
East Japan Railway Co.	6,413	472,579
Eisai Co. Ltd.	4,700	182,964
Electric Power Development Co. Ltd.	2,100	59,308
FamilyMart Co. Ltd.	1,100	48,331
Fanuc Corp.	3,700	652,604
Fast Retailing Co. Ltd.	1,000	362,690
Fuji Electric Co. Ltd.	10,000	44,664
Fuji Heavy Industries Ltd.	11,000	297,554
FUJIFILM Holdings Corp.	8,700	233,568
Fujitsu Ltd.	35,000	211,597
Fukuoka Financial Group Inc.	15,000	61,619
Gree Inc.	1,779	19,649
GungHo Online Entertainment Inc.	6,000	32,728
Gunma Bank Ltd.	7,000	38,115
Hachijuni Bank Ltd., The	7,549	42,932
Hakuhodo DY Holdings Inc.	4,000	27,903
Hamamatsu Photonics KK	1,293	58,252
Hankyu Hanshin Holdings Inc.	21,000	114,344
Hino Motors Ltd.	5,000	74,166
Hirose Electric Co. Ltd.	600	82,430
Hiroshima Bank Ltd., The	9,000	37,582
Hisamitsu Pharmaceutical Co. Inc.	1,200	54,236
Hitachi Chemical Co. Ltd.	1,900	25,863
Hitachi Construction Machinery Co. Ltd.	2,100	40,448
Hitachi High-Technologies Corp.	1,200	27,949
Hitachi Ltd.	94,000	693,969
Hitachi Metals Ltd.	4,000	56,930
Hokkaido Electric Power Co. Inc. (a)	3,300	27,880
Hokuhoku Financial Group Inc.	22,000	42,203
Hokuriku Electric Power Co.	3,100	40,216
Honda Motor Co. Ltd.	31,000	1,091,450
Hoya Corp.	8,100	252,146
Hulic Company Ltd.	5,000	68,498
Ibiden Co. Ltd.	2,300	45,325
Idemitsu Kosan Co. Ltd.	1,600	32,848
IHI Corp.	25,000	105,120
Iida Group Holdings Co. Ltd.	2,400	33,228

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
INPEX Corp.	16,400	$212,756
Isetan Mitsukoshi Holdings Ltd.	6,840	84,427
Isuzu Motors Ltd.	22,000	126,396
Itochu Corp.	28,500	333,004
Itochu Techno-Solutions Corp.	500	21,097
Iyo Bank Ltd., The	5,000	47,764
J. Front Retailing Co. Ltd.	8,600	59,158
Japan Airlines Co. Ltd.	1,100	54,139
Japan Exchange Group Inc.	4,500	109,781
Japan Petroleum Exploration Co.	500	16,640
Japan Prime Realty Investment Corp.	15	48,539
Japan Real Estate Investment Corp.	22	110,410
Japan Retail Fund Investment Corp.	47	92,529
Japan Steel Works Ltd., The	6,000	26,915
Japan Tobacco Inc.	20,800	652,928
JFE Holdings Inc.	9,200	173,188
JGC Corp.	4,000	139,127
Joyo Bank Ltd., The	12,000	59,875
JSR Corp.	3,300	61,163
JTEKT Corp.	4,300	63,907
JX Holdings Inc.	42,300	203,683
Kajima Corp.	15,000	52,609
Kakaku.com Inc.	2,900	47,174
Kamigumi Co. Ltd.	4,000	38,870
Kaneka Corp.	5,000	30,325
Kansai Electric Power Company Inc., The (a)	13,100	134,408
Kansai Paint Co. Ltd.	4,000	57,162
Kao Corp.	9,800	347,223
Kawasaki Heavy Industries Ltd.	27,000	99,404
KDDI Corp.	10,300	596,355
Keikyu Corp.	9,000	75,861
Keio Corp.	11,000	76,626
Keisei Electric Railway Co. Ltd.	5,000	43,356
Keyence Corp.	870	358,823
Kikkoman Corp.	3,000	56,591
Kinden Corp.	3,000	29,036
Kintetsu Corp.	35,000	124,449
Kirin Holdings Co. Ltd.	17,000	235,528
Kobe Steel Ltd.	48,000	63,712
Koito Manufacturing Company Ltd.	1,924	32,565
Komatsu Ltd.	17,600	364,567
Konami Corp.	2,000	46,214
Konica Minolta Holdings Inc.	9,000	83,970
Kubota Corp.	20,000	264,884
Kuraray Co. Ltd.	6,600	75,454
Kurita Water Industries Ltd.	2,200	47,724
Kyocera Corp.	6,200	279,500
Kyowa Hakko Kirin Co. Ltd.	4,000	42,629
Kyushu Electric Power Co. Inc. (a)	8,300	101,483
Lawson Inc.	1,300	91,944
LIXIL Group Corp.	5,100	140,625
M3 Inc.	3,200	52,520
Mabuchi Motor Co. Ltd.	500	32,747
Makita Corp.	2,100	115,361
Marubeni Corp.	31,000	208,138

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Marui Group Co. Ltd.	4,400	$37,727
Maruichi Steel Tube Ltd.	1,000	25,859
Mazda Motor Corp.	51,000	226,304
McDonald’s Holdings Company Ltd. (Japan)	1,300	34,977
MEDIPAL HOLDINGS CORP.	2,900	44,337
MEIJI Holdings Company Ltd.	1,068	67,361
Miraca Holdings Inc.	1,090	47,733
Mitsubishi Chemical Holdings Corp.	25,000	103,909
Mitsubishi Corp.	27,100	503,063
Mitsubishi Electric Corp.	37,000	416,548
Mitsubishi Estate Company Ltd.	24,000	568,755
Mitsubishi Gas Chemical Co. Inc.	7,000	39,471
Mitsubishi Heavy Industries Ltd.	57,000	329,690
Mitsubishi Logistics Corp.	2,000	27,825
Mitsubishi Materials Corp.	21,000	59,613
Mitsubishi Motors Corp.	11,900	124,517
Mitsubishi Tanabe Pharma Corp.	4,300	60,116
Mitsubishi UFJ Financial Group Inc.	247,300	1,358,515
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,500	51,475
Mitsui & Co. Ltd.	32,900	465,059
Mitsui Chemicals Inc.	15,000	36,768
Mitsui Fudosan Co. Ltd.	16,000	488,146
Mitsui OSK Lines Ltd.	21,000	81,790
Mitsui Sumitomo Insurance Group Holdings Inc.	9,500	217,585
Mizuho Financial Group Inc.	438,229	866,141
Murata Manufacturing Co. Ltd.	3,800	358,407
Nabtesco Corp.	2,045	47,036
Namco Bandai Holdings Inc.	3,200	75,741
NEC Corp.	47,000	144,349
Nexon Co. Ltd.	2,000	16,858
NGK Insulators Ltd.	5,000	104,152
NGK Spark Plug Co. Ltd.	4,000	89,909
NHK Spring Co. Ltd.	3,000	27,816
Nidec Corp.	3,800	231,170
Nikon Corp.	6,300	101,445
Nintendo Co. Ltd.	2,000	237,562
Nippon Building Fund Inc.	26	135,775
Nippon Electric Glass Co. Ltd.	7,500	38,585
Nippon Express Co. Ltd.	16,000	78,283
Nippon Meat Packers Inc.	3,000	44,674
Nippon Paint Co. Ltd.	3,000	45,459
Nippon Prologis REIT Inc.	25	50,429
Nippon Steel Corp.	146,000	398,896
Nippon Telegraph & Telephone Corp.	7,113	387,230
Nippon Yusen KK	33,000	95,916
Nishi-Nippon City Bank Ltd., The	12,000	26,973
Nissan Motor Co. Ltd.	47,000	418,931
Nisshin Seifun Group Inc.	3,600	39,552
Nissin Foods Holdings Co. Ltd.	1,100	49,610
Nitori Holdings Co. Ltd.	1,300	56,363
Nitto Denko Corp.	3,100	148,430
NKSJ Holdings Inc.	6,200	159,302
NOK Corp.	2,000	32,650

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Holdings Inc.	72,900	$467,566
Nomura Real Estate Holdings Inc.	2,300	43,899
Nomura Research Institute Ltd.	2,000	63,169
NSK Ltd.	9,000	92,603
NTT Data Corp.	2,300	89,469
NTT DoCoMo Inc.	29,300	462,146
NTT Urban Development Corp.	2,300	21,660
Obayashi Corp.	12,000	67,665
Odakyu Electric Railway Co. Ltd.	12,000	103,357
Oji Paper Co. Ltd.	16,000	71,618
Olympus Corp. (a)	4,400	140,251
Omron Corp.	3,800	156,838
Ono Pharmaceutical Co. Ltd.	1,500	129,923
Oracle Corp. Japan	700	31,706
Oriental Land Co. Ltd.	1,000	152,110
Orix Corp.	24,400	343,489
Osaka Gas Co. Ltd.	35,000	132,587
OTSUKA Corp.	300	39,180
Otsuka Holdings Co. Ltd.	6,831	204,305
Panasonic Corp.	41,800	475,041
Park24 Co. Ltd.	1,900	36,117
Rakuten Inc.	13,600	181,439
Resona Holdings Inc.	45,395	219,465
Ricoh Co. Ltd.	13,000	149,881
RINNAI Corp.	700	61,512
Rohm Co. Ltd.	1,800	80,308
Sankyo Co. Ltd.	1,000	42,097
Sanrio Co. Ltd.	800	26,973
Santen Pharmaceutical Co. Ltd.	1,400	62,123
SBI Holdings Inc.	4,000	48,210
Secom Co. Ltd.	4,100	236,192
Sega Sammy Holdings Inc.	3,426	76,742
Seiko Epson Corp.	2,700	83,970
Sekisui Chemical Co. Ltd.	8,000	83,166
Sekisui House Ltd.	10,000	124,110
Seven & I Holdings Co. Ltd.	14,280	545,660
Seven Bank Ltd.	11,000	43,162
Sharp Corp. (a)	27,000	82,139
Shikoku Electric Power Co. Inc. (a)	3,500	47,474
Shimadzu Corp.	5,000	44,422
Shimamura Co. Ltd.	400	34,607
Shimano Inc.	1,500	150,705
Shimizu Corp.	11,000	57,017
Shin-Etsu Chemical Co. Ltd.	8,100	462,857
Shinsei Bank Ltd.	31,000	60,970
Shionogi & Co. Ltd.	5,700	105,645
Shiseido Co. Ltd.	6,700	117,882
Shizuoka Bank Ltd., The	11,000	107,320
Showa Denko KK	28,000	39,607
Showa Shell Sekiyu KK	3,400	30,372
SMC Corp.	1,000	263,770
Softbank Corp.	18,500	1,398,053
Sojitz Corp.	22,100	37,684
Sony Corp.	20,400	389,757
Sony Financial Holdings Inc.	3,200	52,395
Stanley Electric Co. Ltd.	2,800	62,150

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
SUMCO Corp.	2,300	$17,760
Sumitomo Chemical Co. Ltd.	30,000	110,740
Sumitomo Corp.	22,100	281,135
Sumitomo Electric Industries Ltd.	14,300	212,806
Sumitomo Heavy Industries Ltd.	10,000	40,595
Sumitomo Metal Mining Co. Ltd.	10,000	125,563
Sumitomo Mitsui Financial Group Inc.	24,789	1,058,903
Sumitomo Mitsui Trust Holdings Inc.	62,000	279,921
Sumitomo Realty & Development Co. Ltd.	7,000	274,127
Sumitomo Rubber Industries Ltd.	3,100	39,465
Suntory Beverage & Food Ltd.	3,000	103,328
Suruga Bank Ltd.	4,000	70,455
Suzuken Co. Ltd.	1,280	49,543
Suzuki Motor Corp.	6,898	180,044
Sysmex Corp.	2,800	89,251
T&D Holdings Inc.	10,700	127,200
TAIHEIYO CEMENT CORP.	22,000	79,291
Taisei Corp.	19,000	84,862
Taisho Pharmaceutical Holdings Co. Ltd.	600	48,307
Taiyo Nippon Sanso Corp.	5,000	39,335
Takashimaya Co. Ltd.	5,000	46,892
Takeda Pharmaceutical Company Ltd.	15,100	715,683
TDK Corp.	2,300	96,042
Teijin Ltd.	18,000	44,645
Terumo Corp.	5,600	122,238
THK Co. Ltd.	2,200	49,386
Tobu Railway Co. Ltd.	19,000	91,857
Toho Co. Ltd.	2,200	44,100
Toho Gas Co. Ltd.	8,000	43,560
Tohoku Electric Power Co. Inc.	8,400	86,592
Tokio Marine Holdings Inc.	13,700	411,206
Tokyo Electric Power Company Inc. (a)	26,900	108,418
Tokyo Electron Ltd.	3,200	196,096
Tokyo Gas Co. Ltd.	46,000	233,532
Tokyo Tatemono Co. Ltd.	8,000	68,595
Tokyu Corp.	23,000	140,609
Tokyu Fudosan Holdings Corp.	10,200	76,094
TonenGeneral Sekiyu KK	5,000	44,131
Toppan Printing Co. Ltd.	10,000	71,598
Toray Industries Inc.	28,000	185,012
Toshiba Corp.	78,000	330,243
Toto Ltd.	5,000	69,321
Toyo Seikan Kaisha Ltd.	3,400	55,209
Toyo Suisan Kaisha Ltd.	2,000	66,754
Toyoda Gosei Co. Ltd.	1,200	23,008
Toyota Boshoku Corp.	1,400	14,147
Toyota Industries Corp.	3,000	144,165
Toyota Motor Corp.	53,100	2,997,245
Toyota Tsusho Corp.	3,900	98,997
Trend Micro Inc.	2,000	61,910
Tsumura & Co.	1,100	26,430
UBE Industries Ltd.	19,000	34,976
Unicharm Corp.	2,100	112,167

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
United Urban Investment Corp.	43	$63,157
USS Co. Ltd.	4,200	58,962
West Japan Railway Co.	3,200	130,648
Yahoo Japan Corp.	27,200	133,345
Yakult Honsha Co. Ltd.	1,700	85,317
Yamada Denki Co. Ltd.	18,400	61,324
Yamaguchi Financial Group Inc.	4,000	36,041
Yamaha Corp.	2,900	37,340
Yamaha Motor Co. Ltd.	5,400	86,063
Yamato Holdings Co. Ltd.	6,900	148,676
Yamato Kogyo Co. Ltd.	800	25,074
Yamazaki Baking Co. Ltd.	2,000	23,679
Yaskawa Electric Corp.	4,000	55,302
Yokogawa Electric Corp.	4,100	66,218
Yokohama Rubber Company Ltd., The	4,000	37,591

		49,717,981

Netherlands (2.94%)
Aegon NV	33,784	310,103
Akzo Nobel NV	4,609	376,086
ArcelorMittal	18,928	304,961
ASML Holding NV	6,851	634,535
Corio NV	1,269	57,989
Delta Lloyd NV	3,593	99,617
Fugro NV CVA	1,353	83,198
Gemalto NV	1,462	170,274
Heineken Holding NV	1,893	122,219
Heineken NV	4,300	299,275
ING Groep NV CVA (a)	73,025	1,033,694
Koninklijke Ahold NV	17,670	354,931
Koninklijke Boskalis Westminster NV CVA	1,580	87,002
Koninklijke DSM NV	2,961	203,206
Koninklijke KPN NV (a)	61,916	218,791
Koninklijke Philips NV	17,729	622,943
Koninklijke Vopak NV	1,299	72,531
OCI NV (a)	1,710	77,588
Randstad Holding NV	2,386	139,717
Reed Elsevier NV	13,530	292,362
TNT Express NV	9,781	96,062
Unibail-Rodamco SE	1,852	480,940
Unilever NV CVA	30,954	1,272,277
Wolters Kluwer - CVA	5,648	159,354
Ziggo NV	2,836	126,001

		7,695,656

New Zealand (0.12%)
Auckland International Airport Ltd.	18,043	59,659
Contact Energy Ltd.	6,866	31,700
Fletcher Building Ltd.	12,554	103,720
Ryman Healthcare Ltd.	7,066	53,657
Telecom Corp. of New Zealand Ltd.	36,499	77,289

		326,025

Norway (0.80%)
Aker Solutions ASA	3,204	49,897

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
DnB NOR ASA	18,208	$316,552
Gjensidige Forsikring ASA	3,900	79,331
Norsk Hydro ASA	27,240	135,795
Orkla ASA	14,531	123,886
Seadrill Ltd.	7,077	249,854
Statoil ASA	21,625	610,345
Subsea 7 SA	4,998	92,903
Telenor ASA	13,126	290,895
Yara International ASA	3,486	154,046

		2,103,504

Portugal (0.18%)
Banco Espirito Santo SA Reg. (a)	33,959	63,579
Energias de Portugal SA	37,928	176,140
Galp Energia SGPS SA B Shares	6,467	111,678
Jeronimo Martins SGPS SA	4,716	79,133
Portugal Telecom SGPS SA	12,356	52,548

		483,078

Singapore (1.41%)
Ascendas Real Estate Investment Trust	40,000	71,867
CapitaCommercial Trust	35,000	41,319
Capitaland Ltd.	47,000	107,982
Capitamall Trust	48,000	72,120
CapitaMalls Asia Ltd.	26,807	38,147
City Developments Ltd.	8,000	64,234
Comfortdelgro Corp. Ltd.	36,000	56,809
DBS Group Holdings Ltd.	32,791	421,520
Genting Singapore PLC	114,000	120,987
Global Logistic Properties Ltd.	57,726	121,611
Golden Agri-Resources Ltd.	141,330	64,604
Hutchison Port Holdings Trust	100,000	65,000
Jardine Cycle & Carriage Ltd.	1,863	67,136
Keppel Corp. Ltd.	27,400	237,210
Keppel Land Ltd.	14,101	37,665
Noble Group Ltd.	82,800	78,001
Olam International Ltd.	27,798	49,059
Oversea-Chinese Banking Corporation Ltd. (b)	48,797	368,916
Sembcorp Industries Ltd.	18,220	79,520
Sembcorp Marine Ltd.	15,800	50,870
Singapore Airlines Ltd.	10,267	85,456
Singapore Exchange Ltd.	16,000	88,274
Singapore Press Holdings Ltd.	39,000	130,217
Singapore Technologies Engineering Ltd.	29,000	88,067
Singapore Telecommunications Ltd.	153,450	445,260
StarHub Ltd.	12,000	40,067
United Overseas Bank Ltd.	24,881	428,232
UOL Group Ltd.	8,639	42,992
Wilmar International Ltd.	36,000	99,022
Yangzijiang Shipbuilding Holdings Ltd.	36,548	31,379

		3,693,543

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (3.45%)
Abertis Infraestructuras SA	7,249	$165,528
ACS Actividades de Construccion y
Servicios SA	3,802	149,365
Amadeus IT Holding SA A Shares	7,222	299,974
Banco Bilbao Vizcaya Argentaria SA	110,679	1,329,293
Banco Bilbao Vizcaya Argentaria SA Rights (a)	110,679	25,921
Banco de Sabadell SA	66,608	205,731
Banco Popular Espanol SA	31,920	240,981
Banco Santander SA	222,691	2,123,295
Bankia SA (a)	75,210	158,735
CaixaBank SA	33,620	216,298
Distribuidora Internacional de Alimentacion SA	11,086	101,288
Enagas SA	3,813	115,959
Ferrovial SA	7,510	162,693
Gas Natural SDG SA	6,799	191,173
Grifols SA	2,490	136,442
Grifols SA Class B	383	15,750
Iberdrola SA	91,749	641,596
Industria de Diseno Textil SA	4,115	617,357
International Consolidated Airlines Group SA (a)	20,891	145,629
Mapfre SA	21,930	92,448
Red Electrica Corporacion SA	2,041	165,895
Repsol SA	16,526	421,759
Telefonica SA	78,949	1,249,155
Zardoya Otis SA	2,973	50,623

		9,022,888

Sweden (3.20%)
Alfa Laval AB	5,972	161,565
Assa Abloy AB Class B	6,271	333,882
Atlas Copco AB Class A	12,761	368,104
Atlas Copco AB Class B	7,269	199,012
Boliden AB	5,049	76,761
Electrolux AB Series B	4,525	98,718
Elekta AB B Shares	7,055	94,015
Getinge AB B Shares	3,687	103,279
Hennes & Mauritz AB (H&M) B Shares	18,007	767,877
Hexagon AB B Shares	4,496	152,754
Husqvarna AB B Shares	8,301	57,971
Industrivarden AB C Shares	2,307	44,698
Investment AB Kinnevik B Shares	4,187	154,612
Investor AB B Shares	9,312	336,954
Lundin Petroleum AB (a)	4,181	85,980
Millicom International Cellular SA SDR	1,251	127,472
Nordea Bank AB	58,149	824,758
Sandvik AB	20,094	283,917
Scania AB Class B	5,897	173,294
Securitas AB Class B	5,922	68,577
Skandinaviska Enskilda Banken AB Class A	29,356	402,991
Skanska AB Class B	7,322	172,521
SKF AB B Shares	7,821	200,229
Svenska Cellulosa AB Class B	11,025	324,500

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Svenska Handelsbanken AB A Shares	9,814	$492,497
Swedbank AB - A Shares	17,168	460,745
Swedish Match AB	3,776	123,391
Tele2 AB B Shares	5,918	73,423
Telefonaktiebolaget LM Ericsson B Shares	58,884	784,234
TeliaSonera AB	45,878	345,912
Volvo AB B Shares	29,723	472,093

		8,366,736

Switzerland (8.99%)
ABB Ltd. Reg.	41,949	1,081,880
Actelion Ltd. Reg.	1,940	183,675
Adecco SA Reg.	2,594	215,812
Aryzta AG	1,654	146,120
Baloise Holding AG Reg.	894	112,452
Barry Callebaut AG Reg.	42	56,630
Compagnie Financiere Richemont SA Reg.	9,962	951,069
Credit Suisse Group AG Reg.	28,877	933,876
Ems-Chemie Holding AG Reg	155	58,516
Geberit AG Reg.	739	242,000
Givaudan SA Reg.	185	286,064
Holcim Ltd. Reg.	4,335	358,941
Julius Baer Group Ltd.	4,231	187,752
Kuehne & Nagel International AG Reg.	1,002	140,204
Lindt & Spruengli AG	16	79,308
Lindt & Spruengli AG Reg.	2	117,754
Lonza Group AG Reg.	1,000	101,974
Nestle SA Reg.	61,762	4,649,354
Novartis AG Reg.	44,125	3,743,425
Pargesa Holding SA	503	43,526
Partners Group Holding AG	348	97,781
Roche Holding AG	13,474	4,038,923
Schindler Holding AG	898	132,356
Schindler Holding AG Reg.	401	58,922
SGS SA Reg	102	251,409
Sika AG	40	163,611
Sonova Holding AG Reg.	994	145,269
Sulzer AG Reg.	461	63,358
Swatch Group AG Reg., The	842	97,625
Swatch Group AG, The	579	362,837
Swiss Life Holding AG Reg.	586	143,840
Swiss Prime Site AG Reg.	1,098	93,337
Swiss Re AG	6,744	625,158
Swisscom AG	437	268,414
Syngenta AG Reg.	1,802	681,419
Transocean Ltd.	6,874	283,187
UBS AG Reg.	70,021	1,446,280
Zurich Insurance Group AG	2,885	885,684

		23,529,742

United Kingdom (20.30%)
3i Group PLC	18,448	122,384
Aberdeen Asset Management PLC	17,829	116,011

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Admiral Group PLC	3,629	$86,395
Aggreko PLC	5,214	130,475
AMEC PLC	5,496	102,805
Anglo American PLC	26,820	682,543
Antofagasta PLC	7,341	102,253
ARM Holdings PLC	26,531	441,427
ASOS PLC (a)	1,075	92,925
Associated British Foods PLC	6,686	309,986
AstraZeneca PLC	24,156	1,561,132
Aviva PLC	55,512	441,448
Babcock International Group PLC	6,923	155,466
BAE Systems PLC	61,190	422,538
Barclays PLC	293,644	1,142,607
BG Group PLC	65,358	1,217,646
BHP Billiton PLC	40,690	1,250,902
BP PLC	357,824	2,863,422
British American Tobacco PLC	36,388	2,023,456
British Land Co. PLC	17,906	195,232
British Sky Broadcasting Group PLC	19,341	294,391
BT Group PLC	150,651	953,144
Bunzl PLC	6,336	168,586
Burberry Group PLC	8,296	192,938
Capita PLC	12,560	229,496
Carnival PLC	3,381	128,741
Centrica PLC	97,261	534,604
Cobham PLC	20,495	102,163
Compass Group PLC	34,125	520,557
Croda International PLC	2,583	109,637
Diageo PLC	48,329	1,499,439
Direct Line Insurance Group PLC	22,127	87,611
easyJet PLC	2,904	83,030
Experian PLC	19,053	343,371
Fresnillo PLC	3,335	46,898
G4S PLC	29,967	120,652
GKN PLC	30,985	201,616
GlaxoSmithKline PLC	93,293	2,475,315
Glencore Xstrata PLC	204,072	1,050,595
Hammerson PLC	13,360	123,393
Hargreaves Lansdown PLC	4,297	104,447
HSBC Holdings PLC	358,824	3,634,147
ICAP PLC	10,458	65,835
IMI PLC	5,250	127,612
Imperial Tobacco Group PLC	18,312	739,714
Inmarsat PLC	8,616	104,356
InterContinental Hotels Group PLC	5,161	165,802
Intertek Group PLC	3,014	154,362
Intu Properties PLC	12,804	60,196
Intu Properties PLC Rights (a)	3,658	5,794
Investec PLC	10,649	86,069
ITV PLC	77,574	247,662
J Sainsbury PLC	22,870	120,522
Johnson Matthey PLC	3,807	207,605
Kingfisher PLC	44,430	312,137
Land Securities Group PLC	14,974	254,881
Legal & General Group PLC	111,805	381,552
Lloyds Banking Group PLC (a)	950,343	1,182,728

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
London Stock Exchange Group PLC	3,288	$107,987
Marks & Spencer Group PLC	30,418	228,962
Meggitt PLC	14,614	116,922
Melrose Industries PLC	20,160	99,787
National Grid PLC	72,574	994,552
Next PLC	3,053	335,927
Old Mutual PLC	92,506	310,139
Pearson PLC	15,556	275,680
Persimmon PLC	5,648	126,740
Petrofac Ltd.	4,847	116,200
Prudential PLC	48,840	1,032,859
Randgold Resources Ltd.	1,680	126,093
Reckitt Benckiser Group PLC	12,511	1,019,317
Reed Elsevier PLC	22,326	340,942
Resolution Ltd.	29,971	149,299
Rexam PLC	15,034	122,011
Rio Tinto PLC	24,411	1,358,256
Rolls-Royce Holdings PLC	35,750	640,111
Royal Bank of Scotland Group PLC (a)	40,717	211,111
Royal Dutch Shell PLC Class A	74,038	2,704,405
Royal Dutch Shell PLC Class B	47,598	1,857,257
Royal Mail PLC (a)	12,970	121,737
RSA Insurance Group PLC	68,941	102,924
RSA Insurance Group PLC Rights (a)	25,852	14,438
SABMiller PLC	18,348	916,137
Sage Group PLC, The	22,419	156,268
Schroders PLC	1,827	79,132
SEGRO PLC	14,566	80,622
Serco Group PLC	9,463	66,418
Severn Trent PLC	4,494	136,582
Shire PLC	11,365	557,994
Smith & Nephew PLC	16,679	252,760
Smiths Group PLC	7,754	164,432
SSE PLC	18,988	465,024
Standard Chartered PLC	46,177	964,994
Standard Life PLC	46,181	290,640
Tate & Lyle PLC	8,795	97,873
Tesco PLC	154,424	760,501
Travis Perkins PLC	4,610	144,873
Tui Travel PLC	9,288	67,822
Tullow Oil PLC	17,173	214,295
Unilever PLC	24,515	1,046,685
United Utilities Group PLC	12,767	167,722
Vodafone Group PLC	506,732	1,861,091
Weir Group PLC, The	3,929	166,114
Whitbread PLC	3,447	239,176
William Hill PLC	16,117	91,625
William Morrison Supermarkets PLC	42,189	149,814
Wolseley PLC	5,021	285,527
WPP PLC	25,636	528,682

		53,149,110

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United States (0.04%)
Coca-Cola HBC AG Sponsored ADR	3,684	$91,621

		91,621

Total Common Stocks
(cost $185,086,001)		250,984,665

Preferred Stocks (0.59%)
Germany (0.59%)
Bayerische Moteren Werke (BMW) AG PFD	1,028	97,096
Fuchs Petrolub SE PFD	674	67,616
Henkel AG & Co. KGaA PFD	3,441	370,327
Porsche Automobil Holding SE PFD	2,919	299,712
Volkswagen AG PFD	2,762	715,733

		1,550,484

Total Preferred Stocks
(cost $582,903)		1,550,484

Short-term Investments (1.23%)
State Street Institutional U.S. Government Money Market Fund	3,203,593	3,203,593

Total Short-term Investments
(cost $3,203,593)		3,203,593

TOTAL INVESTMENTS (97.69%)
(cost $188,872,497)		255,738,742
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (2.31%)		6,057,423

NET ASSETS (100.00%)		$261,796,165

(a)	Non-income producing security.
(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.
(c)	At March 31, 2014, cash in the amount of $877,400 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR – Swedish Depositary Receipt

ADR – American Depositary Receipt

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$79,968,013	31.27
British Pound	53,149,110	20.78
Japanese Yen	49,717,981	19.44
Swiss Franc	23,529,742	9.20
Australian Dollar	19,918,332	7.79
Swedish Krona	8,366,736	3.27
Hong Kong Dollar	6,916,800	2.71
Singapore Dollar	3,628,543	1.42
Danish Krone	3,420,629	1.34
United States Dollar	3,360,214	1.31
Norwegian Krone	2,103,504	0.82
Israeli Shekel	1,333,113	0.52
New Zealand Dollar	326,025	0.13

Total Investments	$255,738,742	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$64,662,084	24.70
Industrials	32,633,382	12.47
Consumer Discretionary	29,631,314	11.32
Consumer Staples	27,789,465	10.61
Health Care	26,348,022	10.06
Materials	20,591,893	7.87
Energy	17,437,012	6.66
Telecommunication Services	12,547,183	4.79
Information Technology	11,447,941	4.37
Utilities	9,446,853	3.61

Total Stocks	252,535,149	96.46
Short-term Investments	3,203,593	1.23
Cash and Other Assets, Net of Liabilities	6,057,423	2.31

Net Assets	$261,796,165	100.00%

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	7	June 2014	$866,284	$875,257	$8,973
Euro Stoxx 50	85	June 2014	3,463,058	3,630,107	167,049
FTSE 100 Index	22	June 2014	2,377,971	2,399,979	22,008
Hang Seng Index	1	April 2014	139,251	142,719	3,468
Nikkei 225 Index	19	June 2014	1,388,708	1,355,762	(32,946)
Topix Index	5	June 2014	578,034	582,764	4,730

Total					$173,282

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Australian Dollar	UBS AG	06/18/2014	108,887	$(100,000)	$453	$—
British Pound	Citibank N.A.	06/18/2014	488,000	(811,526)	1,574	—
British Pound	UBS AG	06/18/2014	72,204	(120,000)	305	—
Euro	Goldman Sachs Capital Markets LP	06/18/2014	919,000	(1,279,849)	—	(13,936)
Euro	Morgan Stanley and Co. Inc.	06/18/2014	138,031	(190,000)	136	—
Japanese Yen	Citibank N.A.	06/18/2014	57,989,000	(570,688)	—	(8,633)
Japanese Yen	Morgan Stanley and Co. Inc.	06/18/2014	17,407,898	(170,000)	—	(1,275)
JapSwiss Franc	Morgan Stanley and Co. Inc.	06/18/2014	226,000	(259,288)	—	(3,488)
Australian Dollar	Morgan Stanley and Co. Inc.	04/02/2014	(108,302)	100,000	—	(440)
British Pound	Citibank N.A.	04/02/2014	(90,270)	150,000	—	(494)

Total					$2,468	$(28,266)

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Registered Investment Companies (99.71%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	8,955,096	$99,759,769
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,666,122	165,195,176

Total Registered Investment Companies
(cost $ 232,491,550)		264,954,945

TOTAL INVESTMENTS (99.71%)
(cost $ 232,491,550)		264,954,945
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.29%)		757,574

NET ASSETS (100.00%)		$265,712,519

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (63.83%)
Aerospace/Defense (1.74%)
Northrop Grumman Corp.
5.050%, 08/01/2019	$500,000	$552,396
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,515,350
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	504,661
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	2,039,106
General Dynamics Corp.
2.250%, 11/15/2022	2,000,000	1,844,380
Raytheon Co.
2.500%, 12/15/2022	2,000,000	1,869,052
Northrop Grumman Corp.
3.250%, 08/01/2023	3,000,000	2,872,602
Rockwell Collins Inc.
3.700%, 12/15/2023	500,000	507,001

		11,704,548

Agriculture, Foods, & Beverage (4.25%)
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	519,038
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,072,134
Hershey Co.
5.450%, 09/01/2016	500,000	552,490
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,120,128
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	555,851
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,285,322
Kraft Foods Group Inc.
6.125%, 08/23/2018	369,000	428,235
Pepsico Inc.
7.900%, 11/01/2018	500,000	627,636
2.250%, 01/07/2019	2,000,000	2,008,706
Mondelez International Inc.
2.250%, 02/01/2019	1,000,000	990,855
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,025,156
Kellogg Co.
4.000%, 12/15/2020	632,000	661,025
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,110,092
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,061,435
General Mills Inc.
3.150%, 12/15/2021	2,000,000	2,009,990
Pepsico Inc.
2.750%, 03/05/2022	1,500,000	1,455,698
Kraft Foods Group Inc.
3.500%, 06/06/2022	1,500,000	1,509,042
Sysco Corp.
2.600%, 06/12/2022	2,000,000	1,898,184
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	909,604

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Pepsico Inc.
2.750%, 03/01/2023	$2,000,000	$1,895,654
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,877,190
Hershey Co.
2.625%, 05/01/2023	1,100,000	1,035,989
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,014,745

		28,624,199

Automotive (0.75%)
American Honda Finance Corp.
2.125%, 10/10/2018	1,000,000	1,004,016
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,142,770
Toyota Motor Credit Corp.
2.625%, 01/10/2023	2,000,000	1,894,298

		5,041,084

Banks (2.07%)
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	502,861
US Bank NA
4.950%, 10/30/2014	500,000	513,098
Fifth Third Bank
4.750%, 02/01/2015	500,000	516,764
Wachovia Bank NA
5.600%, 03/15/2016	500,000	543,489
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	549,678
Wachovia Corp.
5.750%, 06/15/2017	500,000	568,176
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,001,957
Wells Fargo & Co.
2.150%, 01/15/2019	1,000,000	997,659
KFW
4.875%, 06/17/2019	1,000,000	1,141,830
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,000,688
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,071,842
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,041,082
US Bancorp
3.000%, 03/15/2022	2,000,000	1,982,586
3.700%, 01/30/2024	500,000	506,762

		13,938,472

Building Materials & Construction (0.92%)
CRH America Inc.
6.000%, 09/30/2016	500,000	555,735
5.750%, 01/15/2021	1,000,000	1,129,964
Fluor Corp.
3.375%, 09/15/2021	2,000,000	2,014,500

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Sonoco Products Co.
4.375%, 11/01/2021	$1,000,000	$1,034,911
Stanley Black & Decker Inc.
2.900%, 11/01/2022	1,500,000	1,433,310

		6,168,420

Chemicals (3.62%)
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	501,663
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,104,843
Rohm & Haas Co.
6.000%, 09/15/2017	144,000	163,681
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	582,104
PPG Industries Inc.
7.400%, 08/15/2019	500,000	591,098
3.600%, 11/15/2020	1,000,000	1,015,799
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,048,447
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,057,593
3.000%, 09/01/2021	1,000,000	998,375
Dow Chemical Co., The
4.125%, 11/15/2021	1,500,000	1,570,906
Praxair Inc.
2.450%, 02/15/2022	1,000,000	945,215
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	1,979,146
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,206,539
PPG Industries Inc.
2.700%, 08/15/2022	2,000,000	1,881,380
Dow Chemical Co., The
3.000%, 11/15/2022	2,000,000	1,901,102
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	2,000,000	1,890,448
Praxair Inc.
2.700%, 02/21/2023	2,000,000	1,904,586
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	2,000,000	1,904,942
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,500,000	1,487,656
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	646,903

		24,382,426

Colleges (0.17%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,116,933

Commercial Service/Supply (0.62%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	563,468

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
Cintas Corp. No. 2
6.125%, 12/01/2017	$500,000	$569,052
4.300%, 06/01/2021	1,000,000	1,068,254
3.250%, 06/01/2022	2,000,000	1,961,310

		4,162,084

Computer Software & Services (2.02%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,011,913
Texas Instruments Inc.
1.650%, 08/03/2019	1,000,000	965,019
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,059,418
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,046,162
Oracle Corp.
2.500%, 10/15/2022	2,000,000	1,881,208
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,909,194
Microsoft Corp.
2.375%, 05/01/2023	2,000,000	1,867,202
Texas Instruments Inc.
2.250%, 05/01/2023	2,000,000	1,818,040

		13,558,156

Computers (1.41%)
International Business Machines Corp.
5.700%, 09/14/2017	500,000	572,125
1.875%, 05/15/2019	2,000,000	1,969,500
1.625%, 05/15/2020	1,000,000	946,189
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	1,015,805
4.300%, 06/01/2021	2,000,000	2,090,894
International Business Machines Corp.
1.875%, 08/01/2022	1,000,000	902,803
Hewlett-Packard Co.
4.050%, 09/15/2022	1,000,000	1,014,698
International Business Machines Corp.
3.375%, 08/01/2023	1,000,000	1,000,017

		9,512,031

Consumer & Marketing (3.82%)
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,016,911
Clorox Co.
5.000%, 01/15/2015	500,000	516,841
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,037,789
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,120,289

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Kimberly-Clark Corp.
6.125%, 08/01/2017	$500,000	$576,916
Danaher Corp.
5.625%, 01/15/2018	500,000	569,994
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,167,702
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	999,922
McDonald’s Corp.
1.875%, 05/29/2019	500,000	493,764
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,004,063
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,272,496
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,030,384
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	969,078
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,048,746
Clorox Co.
3.050%, 09/15/2022	1,000,000	960,618
Colgate-Palmolive Co.
1.950%, 02/01/2023	1,000,000	902,752
2.100%, 05/01/2023	1,000,000	912,109
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,384,628
Kimberly-Clark Corp.
2.400%, 06/01/2023	3,000,000	2,793,762
Procter & Gamble Co., The
3.100%, 08/15/2023	3,000,000	2,962,788

		25,741,552

Electronic/Electrical Manufacturing (0.94%)
Emerson Electric Co.
4.750%, 10/15/2015	1,000,000	1,063,085
General Electric Co.
2.700%, 10/09/2022	2,000,000	1,938,412
Emerson Electric Co.
2.625%, 02/15/2023	3,500,000	3,344,484

		6,345,981

Financial Services (1.71%)
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	520,858
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	551,154
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	558,110
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,139,118
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,163,275
JPMorgan Chase & Co.
2.350%, 01/28/2019	1,000,000	1,002,639

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
General Electric Capital Corp.
4.650%, 10/17/2021	$1,000,000	$1,098,233
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,078,082
General Electric Capital Corp.
3.150%, 09/07/2022	1,500,000	1,481,973
JPMorgan Chase & Co.
3.250%, 09/23/2022	2,000,000	1,970,182
3.200%, 01/25/2023	1,000,000	969,670

		11,533,294

Forest Products & Paper (0.17%)
International Paper Co.
5.250%, 04/01/2016	500,000	539,068
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	630,005

		1,169,073

Health Care (6.06%)
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	1,000,000	1,001,305
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,008,006
Amgen Inc.
4.850%, 11/18/2014	500,000	513,074
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	520,134
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,039,531
Medtronic Inc.
4.750%, 09/15/2015	500,000	530,286
Baxter International Inc.
5.900%, 09/01/2016	500,000	558,216
Eli Lilly and Co.
5.200%, 03/15/2017	2,000,000	2,235,576
Wyeth
5.450%, 04/01/2017	500,000	561,078
Amgen Inc.
5.850%, 06/01/2017	500,000	565,752
Johnson & Johnson
5.550%, 08/15/2017	500,000	570,500
AstraZeneca PLC
5.900%, 09/15/2017	500,000	574,809
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	575,574
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,127,981
Baxter International Inc.
4.500%, 08/15/2019	500,000	549,350
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,465,539
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,025,042
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,078,660

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Medtronic Inc.
4.125%, 03/15/2021	$1,000,000	$1,067,217
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,073,430
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,014,926
Amgen Inc.
3.875%, 11/15/2021	1,000,000	1,043,029
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	1,002,096
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	1,952,560
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,363,680
Merck & Co. Inc.
2.400%, 09/15/2022	2,000,000	1,870,388
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,890,074
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	2,000,000	1,917,800
Medtronic Inc.
2.750%, 04/01/2023	2,500,000	2,364,842
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	1,899,774
Baxter International Inc.
3.200%, 06/15/2023	4,000,000	3,901,740
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	1,939,598
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	1,000,000	981,833

		40,783,400

Machinery & Manufacturing (5.21%)
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,047,407
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,036,633
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	523,858
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,065,149
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,091,478
Caterpillar Inc.
5.700%, 08/15/2016	500,000	552,214
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,101,963
Honeywell International Inc.
5.300%, 03/15/2017	500,000	558,022
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	566,450
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	567,784
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,092,894

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Covidien International
6.000%, 10/15/2017	$500,000	$574,187
United Technologies Corp.
5.375%, 12/15/2017	500,000	570,267
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	1,000,000	995,818
John Deere Capital Corp.
1.700%, 01/15/2020	1,000,000	957,601
Cooper U.S. Inc.
3.875%, 12/15/2020	1,000,000	1,045,818
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,071,156
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,090,229
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,063,170
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	1,022,547
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,053,673
United Technologies Corp.
3.100%, 06/01/2022	2,000,000	1,996,458
Deere & Co.
2.600%, 06/08/2022	1,000,000	956,088
Covidien International
3.200%, 06/15/2022	2,000,000	1,968,086
3M Co.
2.000%, 06/26/2022	1,500,000	1,399,196
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,005,494
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	2,000,000	1,927,640
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	2,000,000	1,878,074
Covidien International
2.950%, 06/15/2023	3,000,000	2,842,821
Total Capital Canada Ltd.
2.750%, 07/15/2023	1,500,000	1,418,943

		35,041,118

Media & Broadcasting (1.71%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,115,528
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	554,625
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	1,988,808
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,019,710
Walt Disney Co., The
2.550%, 02/15/2022	1,000,000	960,193
Comcast Corp.
3.125%, 07/15/2022	2,000,000	1,976,982
Reed Elsevier Capital
3.125%, 10/15/2022	2,000,000	1,918,700

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Comcast Corp.
2.850%, 01/15/2023	$1,000,000	$964,092
Thomson Reuters Corp.
4.300%, 11/23/2023	1,000,000	1,024,208

		11,522,846

Mining & Metals (2.15%)
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,046,881
Alcoa Inc.
5.550%, 02/01/2017	500,000	546,686
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	559,288
2.050%, 09/30/2018	500,000	501,250
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	2,000,000	1,999,836
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	1,000,000	1,024,137
4.125%, 05/20/2021	2,000,000	2,107,342
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	1,007,626
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,516,744
Alcoa Inc.
5.870%, 02/23/2022	750,000	790,842
Barrick Gold Corp.
3.850%, 04/01/2022	1,000,000	955,177
4.100%, 05/01/2023	2,000,000	1,897,270
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	512,224

		14,465,303

Oil & Gas (4.91%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	558,370
Apache Corp.
5.625%, 01/15/2017	500,000	558,202
Shell International Finance
5.200%, 03/22/2017	500,000	558,654
Canadian National Resources
5.700%, 05/15/2017	500,000	562,742
Weatherford International Inc.
6.350%, 06/15/2017	500,000	565,765
EOG Resources Inc.
5.875%, 09/15/2017	500,000	568,954
Husky Energy Inc.
6.200%, 09/15/2017	500,000	571,842
Encana Corp.
5.900%, 12/01/2017	500,000	568,896
Chevron Corp.
1.718%, 06/24/2018	2,000,000	1,993,216
Shell International Finance
1.900%, 08/10/2018	1,500,000	1,501,140
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,010,120

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Chevron Corp.
4.950%, 03/03/2019	$1,000,000	$1,134,884
ConocoPhillips
6.000%, 01/15/2020	500,000	591,848
Chevron Corp.
2.427%, 06/24/2020	2,000,000	1,985,712
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,050,415
Apache Corp.
3.625%, 02/01/2021	500,000	524,686
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,076,745
Canadian National Resources
3.450%, 11/15/2021	1,000,000	1,009,037
Apache Corp.
3.250%, 04/15/2022	724,000	730,252
Devon Energy Corp.
3.250%, 05/15/2022	1,500,000	1,477,378
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,871,134
Chevron Corp.
2.355%, 12/05/2022	2,000,000	1,879,480
Shell International Finance
2.250%, 01/06/2023	1,500,000	1,387,040
Total Capital International SA
2.700%, 01/25/2023	1,000,000	948,206
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,889,970
EOG Resources Inc.
2.625%, 03/15/2023	2,000,000	1,889,484
Shell International Finance
3.400%, 08/12/2023	500,000	501,006
Nabors Industries Inc. (a)
5.100%, 09/15/2023	2,000,000	2,081,314
Trans-Canada Pipelines
3.750%, 10/16/2023	1,000,000	1,007,628
Total Capital International SA
3.700%, 01/15/2024	1,000,000	1,018,538

		33,072,658

Retailers (3.60%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,066,576
Target Corp.
5.875%, 07/15/2016	1,000,000	1,112,652
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	555,694
McDonald’s Corp.
5.300%, 03/15/2017	500,000	558,793
Target Corp.
5.375%, 05/01/2017	500,000	561,128
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	565,540
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,011,145

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
CVS Caremark Corp.
2.250%, 12/05/2018	$1,000,000	$1,000,796
Costco Wholesale Corp.
1.700%, 12/15/2019	2,000,000	1,932,928
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,076,506
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	2,076,520
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,099,368
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,054,261
3.120%, 04/15/2022	1,000,000	996,162
Walgreen Co.
3.100%, 09/15/2022	2,000,000	1,921,400
CVS Caremark Corp.
2.750%, 12/01/2022	2,000,000	1,886,642
Home Depot Inc.
2.700%, 04/01/2023	3,000,000	2,855,400
Wal-Mart Stores Inc.
2.550%, 04/11/2023	2,000,000	1,880,118
Lowe’s Companies Inc.
3.875%, 09/15/2023	1,000,000	1,030,536

		24,242,165

Telecom & Telecom Equipment (2.95%)
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,021,447
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	530,091
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,100,834
Verizon Communications Inc.
3.650%, 09/14/2018	1,000,000	1,064,532
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,004,969
Vodafone Group PLC
5.450%, 06/10/2019	500,000	571,268
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,086,043
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	1,099,331
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,142,282
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,080,657
3.000%, 02/15/2022	1,000,000	970,925
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	915,087
Verizon Communications Inc.
2.450%, 11/01/2022	2,500,000	2,278,225
AT&T Inc.
2.625%, 12/01/2022	1,000,000	929,791
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	937,554

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications inc.
5.150%, 09/15/2023	$1,000,000	$1,094,319
AT&T Inc.
3.900%, 03/11/2024	1,000,000	997,171
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,015,948

		19,840,474

Transportation (2.88%)
JB Hunt Transport Services Inc.
2.400%, 03/15/2019	500,000	495,801
United Parcel Service Inc.
3.125%, 01/15/2021	1,500,000	1,537,886
Burlington North Santa Fe
3.050%, 03/15/2022	1,000,000	971,406
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	1,947,912
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	478,977
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,897,172
Canadian National Railway Co.
2.250%, 11/15/2022	2,000,000	1,838,696
Union Pacific Corp.
2.950%, 01/15/2023	2,000,000	1,910,882
Burlington North Santa Fe
3.000%, 03/15/2023	2,000,000	1,887,640
Union Pacific Corp.
2.750%, 04/15/2023	2,000,000	1,872,176
Burlington North Santa Fe
3.850%, 09/01/2023	2,000,000	2,027,122
CSX Corp.
3.700%, 11/01/2023	1,000,000	990,077
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,015,556
JB Hunt Transport Services Inc.
3.850%, 03/15/2024	500,000	498,984

		19,370,287

Utilities & Energy (10.15%)
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,001,473
Union Electric Co.
5.500%, 05/15/2014	500,000	502,916
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,023,414
Union Electric Co.
4.750%, 04/01/2015	500,000	521,104
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	519,925
Southwestern Electric Power
5.375%, 04/15/2015	500,000	521,582
San Diego Gas & Electric Co.
5.300%, 11/15/2015	500,000	534,974

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Consolidated Edison Co. NY
5.375%, 12/15/2015	$1,000,000	$1,076,904
Virginia Electric & Power Co.
5.400%, 01/15/2016	500,000	541,290
Ohio Power Co.
6.000%, 06/01/2016	500,000	552,966
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	556,489
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	558,629
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	553,616
Georgia Power Co.
5.700%, 06/01/2017	500,000	566,098
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,104,800
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	569,098
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,106,305
Union Electric Co.
6.400%, 06/15/2017	500,000	572,893
Florida Power Corp.
5.800%, 09/15/2017	500,000	570,230
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	573,463
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	569,323
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	567,617
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	541,272
Southern California Gas
5.450%, 04/15/2018	500,000	568,986
Pacificorp
5.650%, 07/15/2018	500,000	572,738
Public Service Electric and Gas Co.
2.300%, 09/15/2018	1,000,000	1,014,352
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	622,453
MidAmerican Energy Co.
2.400%, 03/15/2019	1,000,000	1,006,913
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,033,235
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,027,429
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	1,024,940
Public Service Company of Colorado
3.200%, 11/15/2020	1,000,000	1,026,942
Appalachian Power Co.
4.600%, 03/30/2021	500,000	547,003
Commonwealth Edison
3.400%, 09/01/2021	1,000,000	1,021,414
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	996,422

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Carolina Power & Light Co.
2.800%, 05/15/2022	$1,000,000	$977,585
Georgia Power Co.
2.850%, 05/15/2022	2,000,000	1,946,858
Detroit Edison Co.
2.650%, 06/15/2022	500,000	481,188
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	2,000,000	1,866,994
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,500,000	1,432,329
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	929,613
Ameren Illinois Co.
2.700%, 09/01/2022	2,000,000	1,939,056
PPL Electric Utilities
2.500%, 09/01/2022	500,000	473,495
Tampa Electric Co.
2.600%, 09/15/2022	500,000	471,734
NSTAR Electric Co.
2.375%, 10/15/2022	1,000,000	929,959
Wisconsin Power & Light
2.250%, 11/15/2022	1,600,000	1,483,498
Connecticut Light & Power
2.500%, 01/15/2023	1,000,000	938,354
Indiana Michigan Power Co.
3.200%, 03/15/2023	2,500,000	2,428,815
Kansas City Power & Light Co.
3.150%, 03/15/2023	2,000,000	1,905,872
Public Service Company of Colorado
2.500%, 03/15/2023	2,000,000	1,868,808
Virginia Electric & Power Co.
2.750%, 03/15/2023	2,000,000	1,904,202
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	943,411
Public Service Electric and Gas Co.
2.375%, 05/15/2023	3,000,000	2,770,806
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,931,390
Pacificorp
2.950%, 06/01/2023	1,000,000	962,939
Pacific Gas & Electric
3.250%, 06/15/2023	2,000,000	1,934,176
Baltimore Gas & Electric Co.
3.350%, 07/01/2023	3,000,000	2,958,918
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,001,617
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,000,419
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,200,000	1,242,822
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,057,242
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,039,442
San Diego Gas & Electric Co.
6.000%, 06/01/2026	500,000	610,434

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Northern States Power Co.
6.200%, 07/01/2037	$1,000,000	$1,255,834

		68,357,018

Total Corporate Bonds
(cost $425,439,844)		429,693,522

Government Agency Securities (b) (21.04%)
Agency Commercial Mortgage-Backed Securities (11.07%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	9,927,000
2.373%, 05/25/2022	10,000,000	9,587,580
2.682%, 10/25/2022	10,000,000	9,721,290
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	9,897,060
2.715%, 02/25/2022	7,000,000	6,853,007
2.482%, 04/25/2022	10,000,000	9,578,780
2.377%, 05/25/2022	10,000,000	9,471,320
2.509%, 11/25/2022	10,000,000	9,509,540

		74,545,577

Agency Mortgage-Backed Securities (8.81%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	65,299	69,270
5.000%, 09/01/2018	92,397	98,010
5.000%, 09/01/2018	48,324	51,248
4.500%, 11/01/2018	143,636	151,767
5.500%, 11/01/2018	65,367	69,568
5.000%, 01/01/2019	67,691	71,792
5.000%, 04/01/2019	70,039	74,289
4.500%, 05/01/2019	95,036	100,534
4.000%, 05/01/2019	71,800	75,923
5.500%, 06/01/2019	109,338	116,393
5.000%, 01/01/2020	72,098	76,482
5.500%, 04/01/2020	116,062	126,185
5.500%, 07/01/2020	185,131	200,713
6.000%, 07/01/2021	176,698	193,456
4.500%, 05/01/2024	433,736	464,125
4.500%, 05/01/2024	176,087	188,343
4.500%, 09/01/2024	386,364	413,650
5.000%, 10/01/2024	587,350	631,966
4.000%, 10/01/2024	537,116	568,857
4.000%, 01/01/2025	429,540	454,986
4.000%, 07/01/2025	462,111	489,398
4.500%, 08/01/2025	436,197	467,118
3.500%, 04/01/2026	634,168	663,764
2.500%, 02/01/2027	4,773,011	4,775,707
6.000%, 11/01/2028	13,081	14,709
6.500%, 06/01/2029	23,301	26,118
7.500%, 12/01/2030	909	957
7.000%, 07/01/2031	2,909	3,178
6.500%, 09/01/2031	4,033	4,535
6.000%, 11/01/2032	40,667	45,758
6.000%, 12/01/2032	21,926	24,664
5.500%, 05/01/2033	315,996	347,568
5.500%, 07/01/2033	442,491	490,122

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.000%, 08/01/2033	$164,590	$180,526
5.500%, 03/01/2034	78,334	86,096
5.000%, 04/01/2034	107,046	116,755
6.000%, 07/01/2034	343,851	382,336
5.500%, 05/01/2035	429,281	478,225
5.000%, 05/01/2035	369,051	404,895
4.500%, 08/01/2035	118,819	126,824
5.000%, 10/01/2035	98,482	107,074
6.500%, 08/01/2036	159,775	178,878
5.500%, 10/01/2037	183,450	201,376
5.500%, 11/01/2037	238,737	262,065
6.000%, 01/01/2038	148,209	164,329
6.000%, 01/01/2038	107,291	119,121
4.500%, 06/01/2039	762,357	813,027
5.000%, 06/01/2039	533,386	579,171
4.500%, 10/01/2039	949,648	1,012,701
5.000%, 10/01/2039	829,994	901,512
5.000%, 01/01/2040	398,756	433,225
4.500%, 02/01/2040	336,293	358,765
4.000%, 07/01/2041	1,814,596	1,883,345
Federal National Mortgage Association
5.500%, 12/01/2016	7,276	7,745
5.500%, 01/01/2017	39,542	42,086
6.500%, 01/01/2017	10,474	10,728
5.500%, 01/01/2017	8,798	9,365
5.500%, 02/01/2017	32,405	34,495
5.000%, 03/01/2017	40,360	42,902
6.000%, 04/01/2017	8,421	8,852
5.500%, 01/01/2018	31,733	33,804
5.000%, 02/01/2018	44,673	47,518
5.000%, 05/01/2018	125,955	133,997
5.000%, 05/01/2018	105,377	112,057
4.500%, 05/01/2018	91,832	97,293
4.500%, 05/01/2018	91,032	96,412
5.000%, 05/01/2018	54,817	58,122
4.500%, 03/01/2019	83,504	88,301
5.500%, 10/01/2019	249,881	268,545
5.000%, 11/01/2019	155,778	166,752
4.500%, 12/01/2019	101,760	107,886
5.000%, 06/01/2020	291,340	313,304
4.500%, 09/01/2020	132,670	140,630
5.000%, 05/01/2021	219,468	233,341
5.500%, 05/01/2021	183,670	197,556
4.500%, 04/01/2023	47,129	50,035
5.000%, 01/01/2024	230,760	248,603
4.500%, 04/01/2024	74,825	79,638
4.000%, 06/01/2024	355,791	376,763
4.500%, 11/01/2024	329,132	348,985
3.500%, 12/01/2025	575,190	603,815
3.000%, 12/01/2026	1,230,314	1,265,062
7.500%, 09/01/2029	19,246	21,893
8.000%, 03/01/2030	3,410	3,564
6.500%, 05/01/2030	17,803	20,072
6.500%, 08/01/2031	1,982	2,224

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
7.000%, 08/01/2031	$1,750	$1,769
6.500%, 10/01/2031	12,927	14,514
6.000%, 11/01/2031	14,652	16,303
7.000%, 01/01/2032	22,561	26,161
3.000%, 02/01/2032	6,025,244	6,015,134
3.000%, 02/01/2032	4,249,760	4,261,001
6.000%, 03/01/2032	11,675	13,016
6.500%, 03/01/2032	6,909	7,751
6.500%, 04/01/2032	52,833	59,781
7.000%, 04/01/2032	21,437	23,294
6.500%, 05/01/2032	173,688	195,093
6.000%, 05/01/2032	12,380	13,930
7.000%, 06/01/2032	33,368	37,509
7.000%, 06/01/2032	21,411	23,255
6.500%, 06/01/2032	13,534	15,186
6.500%, 07/01/2032	29,885	33,534
6.000%, 08/01/2032	115,236	130,334
5.500%, 10/01/2032	140,188	155,682
6.500%, 10/01/2032	61,335	68,805
6.000%, 11/01/2032	82,844	93,196
6.000%, 01/01/2033	63,927	71,982
5.500%, 03/01/2033	61,658	68,518
5.500%, 03/01/2033	50,637	56,236
6.000%, 04/01/2033	170,390	189,660
5.000%, 05/01/2033	175,203	191,912
5.000%, 05/01/2033	54,930	60,207
5.000%, 08/01/2033	192,562	210,726
5.500%, 10/01/2033	186,997	207,542
5.000%, 03/01/2034	327,619	358,845
5.500%, 05/01/2034	262,394	291,544
6.000%, 07/01/2034	150,711	169,486
5.500%, 12/01/2034	409,899	455,390
5.500%, 04/01/2035	231,776	257,312
5.000%, 07/01/2035	281,873	307,558
5.500%, 07/01/2035	245,346	272,662
5.000%, 10/01/2035	207,934	226,687
5.000%, 11/01/2035	78,107	85,107
6.000%, 08/01/2036	122,244	136,135
6.000%, 12/01/2037	65,756	73,119
5.500%, 02/01/2038	201,468	222,080
5.500%, 06/01/2038	484,120	533,694
4.500%, 03/01/2039	709,728	761,079
5.000%, 05/01/2039	773,224	843,404
4.500%, 05/01/2039	559,791	599,822
5.000%, 11/01/2039	1,057,207	1,164,704
4.500%, 01/01/2040	646,597	690,120
4.500%, 09/01/2040	1,168,513	1,247,521
3.500%, 01/01/2041	1,773,305	1,785,301
4.500%, 04/01/2041	621,436	663,497
5.000%, 05/01/2041	803,746	880,507
4.000%, 11/01/2041	1,991,659	2,071,078
Government National Mortgage Association
6.000%, 05/15/2017	31,909	33,298
6.500%, 06/15/2028	34,058	39,325
6.000%, 11/15/2028	22,397	25,208

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.500%, 03/15/2029	$44,675	$51,803
7.000%, 06/15/2029	18,269	18,664
7.500%, 08/20/2030	8,547	10,310
6.000%, 01/15/2032	14,500	16,697
5.500%, 10/15/2033	190,250	212,191
5.000%, 11/20/2033	298,618	329,817
6.000%, 12/20/2033	92,847	106,856
5.500%, 11/15/2038	370,136	410,483
5.000%, 09/15/2039	784,045	857,410
4.500%, 10/15/2039	1,233,581	1,331,400
5.000%, 12/15/2039	318,236	349,066
4.000%, 09/20/2040	2,411,613	2,540,270
4.500%, 03/20/2041	509,327	550,600
5.000%, 05/20/2041	427,788	469,431

		59,325,256

Agency Notes & Bonds (1.16%)
Federal National Mortgage Association
5.500%, 05/10/2027	5,000,000	5,595,550
7.125%, 01/15/2030	500,000	710,700
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,496,646

		7,802,896

Total Government Agency Securities
(cost $142,271,424)		141,673,729

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal
	amount	Value
U.S. Treasury Obligations (13.69%)
U.S. Treasury Bonds
7.500%, 11/15/2016	$500,000	$587,812
8.125%, 08/15/2019	750,000	993,516
6.875%, 08/15/2025	1,000,000	1,396,406
U.S. Treasury Notes
2.625%, 07/31/2014	2,000,000	2,016,954
2.375%, 08/31/2014	1,000,000	1,009,414
4.250%, 11/15/2014	1,000,000	1,025,742
4.000%, 02/15/2015	2,000,000	2,067,734
4.125%, 05/15/2015	1,000,000	1,044,258
2.125%, 05/31/2015	5,000,000	5,113,670
4.250%, 08/15/2015	2,000,000	2,110,860
4.500%, 11/15/2015	10,000,000	10,680,860
4.500%, 02/15/2016	10,000,000	10,771,880
2.625%, 04/30/2016	1,000,000	1,044,688
3.250%, 07/31/2016	2,000,000	2,124,218
3.000%, 08/31/2016	1,000,000	1,057,031
2.750%, 05/31/2017	5,000,000	5,273,440
4.250%, 11/15/2017	12,000,000	13,294,692
3.500%, 02/15/2018	9,000,000	9,741,798
3.875%, 05/15/2018	2,000,000	2,199,062
3.750%, 11/15/2018	17,000,000	18,636,250

Total U.S. Treasury Obligations
(cost $87,712,347)		92,190,285

	Shares	Value
Short-term Investments (0.71%)
JPMorgan U.S. Government Money
Market Fund	4,751,867	$4,751,867

Total Short-term Investments
(cost $4,751,867)		4,751,867

TOTAL INVESTMENTS (99.27%)
(cost $660,175,482)		668,309,403
OTHER ASSETS, NET OF LIABILITIES (0.73%)		4,909,172

NET ASSETS (100.00%)		$673,218,575

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $2,081,314 or 0.31% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (96.51%)
Alabama (2.01%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A (Prerefunded to 10-01-2015 @100) (b)	5.000%	10/01/2022	Aa2	$1,000,000	$1,071,590
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,152,326
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	554,460
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,151,560
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,039,866
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,504,083
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,087,250

					9,561,135

Alaska (1.23%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,053,810
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,382,504
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,126,328
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,313,136

					5,875,778

Arizona (8.70%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	BBB+	1,900,000	2,102,198
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	948,375
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa2	1,140,000	1,332,671
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,383,837
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,150,960
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,061,290
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,582,217
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa2	800,000	926,184
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA-	1,140,000	1,307,181
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa2	300,000	318,153
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	Aa3	1,500,000	1,580,730
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,163,283
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA-	2,000,000	2,282,300
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,141,420
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	525,800
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,096,789
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA-	1,725,000	1,940,384
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,160,400
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,112,100
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA-	1,000,000	1,118,720
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,642,266
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,337,098

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	$3,000,000	$3,139,200
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,069,540

					41,423,096

Arkansas (1.74%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,080,150
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100) (b)	4.000%	02/01/2022	NR	1,270,000	1,309,573
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,567,635
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	659,690
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,157,815
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	1,495,000	1,494,940

					8,269,803

California (2.32%)
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	994,734
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	590,923
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,072,380
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	937,374
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	210,000	222,432
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A (Prerefunded to 08-01-2015 @ 100) (b)	5.000%	08/01/2025	Aa2	985,000	1,048,345
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A	1,300,000	1,491,984
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	981,764
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,561,522
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,115,770
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,035,120

					11,052,348

Colorado (1.77%)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2022	Aa2	250,000	268,350
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,092,710
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	1,065,000	1,068,216
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,445,998
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	416,950
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,372,514

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	$1,385,000	$1,469,748
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aa1	1,230,000	1,289,778

					8,424,264

Connecticut (1.81%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,091,568
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,250,000	1,191,362
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,301,574
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	972,990
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	635,004
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2028	Aa1	1,360,000	1,316,426
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	2,250,000	2,127,915

					8,636,839

Delaware (1.10%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A	1,625,000	1,663,480
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,197,046
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	1,120,000	1,311,240
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	50,000	54,682

					5,226,448

Florida (3.74%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,603,875
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,036,960
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	765,000	828,373
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,577,183
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,047,070
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	452,192
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,018,530
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,910,477
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,081,840
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	2,003,085
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,234,831

					17,794,416

Georgia (1.27%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,044,620
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	335,670
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,273,900
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	1,000,000	1,114,180
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,292,146

					6,060,516

Hawaii (0.47%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,257,720

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (1.14%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	$2,280,000	$2,509,824
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,539,195
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,384,346

					5,433,365

Illinois (1.08%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A (Prerefunded to 07-01-2015 @ 100) (b)	4.125%	01/01/2020	Aa3	4,900,000	5,138,924
Indiana (0.26%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,075,680
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	145,000	148,113

					1,223,793

Iowa (2.36%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	350,000	376,646
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,578,524
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,493,049
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa1	1,015,000	1,066,572
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,921,838
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,362,278
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,463,512

					11,262,419

Kansas (3.42%)
City of Wichita, Kansas, General Obligation Bonds, Series 790 (Prerefunded to 09-01-2014 @ 101) (b)	4.375%	09/01/2020	Aa1	620,000	636,957
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	4,365,000	4,081,537
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	4.250%	10/01/2022	Aaa	4,265,000	4,352,475
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2025	Aaa	1,000,000	1,024,220
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	1,996,621
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,660,884
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,523,102

					16,275,796

Kentucky (1.67%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	210,000	228,917
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,769,687
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,059,870
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,599,183
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,274,879

					7,932,536

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Louisiana (0.05%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA-	$260,000	$261,820

Maine (0.19%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	815,000	898,912

Maryland (1.24%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,003,504
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (b)	5.000%	06/01/2023	Aaa	1,000,000	1,056,240
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,861,815

					5,921,559

Massachusetts (0.94%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	463,633
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	465,000	455,872
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	290,000	275,897
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	1,000,000	1,107,780
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aaa	2,000,000	2,191,140

					4,494,322

Michigan (4.50%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,068,280
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	780,955
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	242,777
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	AA	1,625,000	1,702,659
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,068,070
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	2,962,750
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA	1,600,000	1,637,248
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa2	4,240,000	4,307,246
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,738,202
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	2,939,643
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	1,000,000	1,008,320

					21,456,150

Minnesota (0.92%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,121,210
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,704,000

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Minnesota (Cont.)
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	$500,000	$535,700

					4,360,910

Mississippi (0.82%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,145,430
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,134,800
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	AA-	1,480,000	1,628,207

					3,908,437

Missouri (1.96%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	500,000	501,745
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refundingand Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,075,090
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,095,120
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,667,761
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,859,670
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,117,200

					9,316,586

Montana (0.52%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	329,937
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	3.000%	06/01/2022	Aa3	200,000	204,216
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa3	380,000	413,052
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	281,891
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	554,584
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	687,540

					2,471,220

Nebraska (1.45%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,242,372
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,034,482
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	Aa2	1,500,000	1,663,815
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	1,964,836

					6,905,505

New Hampshire (0.11%)
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	500,000	530,770

New Jersey (4.18%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,303,367
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	580,000	598,050

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	$1,205,000	$1,287,205
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA+	175,000	188,895
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	315,000	303,376
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	715,000	729,350
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,470,717
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	393,869
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,350,128
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,465,116
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,548,083
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AA+	850,000	909,143
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA	1,440,000	1,507,853
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,168,697
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,492,669
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AA+	630,000	668,619
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA	1,495,000	1,559,719
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	962,072

					19,906,928

New Mexico (1.87%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	1,750,000	1,781,010
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa2	1,700,000	1,812,404
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,029,331
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,666,250
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	511,102
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2	1,000,000	1,105,140

					8,905,237

New York (2.78%)
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	865,000	921,805
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	04/01/2021	NR	135,000	144,623
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA	430,000	448,400
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	1,000,000	1,048,550
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,368,062
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	715,421

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA	$510,000	$522,439
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,064,220
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,078,160
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa2	950,000	1,019,084
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa2	995,000	1,064,043
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,116,800
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa2	2,500,000	2,733,875

					13,245,482

North Carolina (3.44%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2020	Aa1	500,000	531,620
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,546,949
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,171,340
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,363,303
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,089,970
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,633,635
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	206,230
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B	4.000%	04/01/2027	Aaa	4,000,000	4,267,800
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,707,135
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	316,302
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	451,333
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,079,100

					16,364,717

North Dakota (0.28%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,358,669

Ohio (3.84%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	793,515
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,189,770
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	1,000,000	1,180,920
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,606,975
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,394,847
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,119,300
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,584,045
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,114,320
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,605,655
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	1,954,935

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	$1,680,000	$1,744,781

					18,289,063

Oklahoma (1.34%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,703,400
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,120,600
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,248,006
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	435,940
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	857,888

					6,365,834

Oregon (2.50%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,166,268
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,069,678
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,556,349
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,603,875
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	614,107
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	355,535
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	687,959
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,090,050
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,124,663
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,646,025

					11,914,509

Pennsylvania (2.83%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	981,896
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa2	2,575,000	2,754,632
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,568,180
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,070,517
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,114,221
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	1,180,000	1,318,390
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,672,260
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	1,055,000	1,166,070
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,827,494

					13,473,660

Rhode Island (0.79%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,083,380
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,143,418

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Rhode Island (Cont.)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	$500,000	$545,830

					3,772,628

South Carolina (5.03%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,856,125
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	1,944,324
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,121,245
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,593,330
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	AA-	2,620,000	2,825,565
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	A1	3,500,000	3,907,540
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	AA-	2,850,000	3,034,224
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	AA-	1,525,000	1,628,670
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	AA	1,000,000	1,124,460
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	3,913,171

					23,948,654

South Dakota (0.12%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.375%	01/15/2021	AA-	560,000	561,327

Tennessee (3.36%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	188,232
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,314,760
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,105,090
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,785,000	1,766,829
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	AA	1,000,000	1,078,590
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,446,650
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.500%	10/01/2025	AA+	425,000	452,587
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,250,000	2,371,140
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,275,862

					15,999,740

Texas (2.59%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,222,760
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,687,350
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	AA	2,000,000	2,059,840
New Braunfels Independent School District, (A political subdivision of the State of Texaslocated in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	952,677

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	$2,365,000	$2,639,364
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	AA	1,000,000	1,032,400
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,737,369

					12,331,760

Utah (0.73%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (b)	5.250%	04/01/2022	NR	680,000	680,000
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,091,360
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	500,000	508,510
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,205,683

					3,485,553

Virginia (3.77%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,035,720
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	546,978
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,655,400
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012	4.500%	07/15/2024	Aaa	3,285,000	3,657,388
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	1,000,000	1,055,390
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,395,000	1,480,346
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	1,996,172
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,086,480
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,180,084
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,280,861

					17,974,819

Washington (3.70%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,420,000	1,512,115
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,076,300
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,218,640
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,707,525
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	680,000	727,627
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,526,687
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	476,715
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenueand Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	939,420
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,462,959

					17,647,988

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (3.26%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A+	$2,200,000	$2,565,574
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA	2,260,000	2,363,734
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A+	2,240,000	2,471,302
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA	2,350,000	2,461,508
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A+	2,595,000	2,844,821
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA	2,555,000	2,803,729

					15,510,668

Wisconsin (1.31%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	2,700,000	2,747,466
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	984,980
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	Aa3	2,495,000	2,525,289

					6,257,735

Total Long-term Municipal Bonds
(cost $455,368,065)					459,690,358

	Shares	Value
Short-term Investments (2.98%)
JPMorgan Tax Free Money Market Fund	14,213,557	$14,213,557

Total Short-term Investments
(cost $14,213,557)		14,213,557

TOTAL INVESTMENTS (99.49%)
(cost $469,581,622)		473,903,915
OTHER ASSETS, NET OF LIABILITIES (0.51%)		2,430,017

NET ASSETS (100.00%)		$476,333,932

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

NR – Not Rated

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Principal
	amount	Value
Short-term Investments (99.26%)
Agriculture, Foods, & Beverage (10.69%)
Coca-Cola Co. (a)
0.080%, 05/15/2014	$12,696,000	$12,694,759
0.090%, 06/12/2014	3,000,000	2,999,460
Nestle Capital Corp. (a)
0.060%, 04/03/2014	4,000,000	3,999,987
Nestle Finance International Ltd.
0.080%, 04/22/2014	1,565,000	1,564,927
Pepsico Inc. (a)
0.060%, 05/28/2014	11,000,000	10,998,955

		32,258,088

Automotive (15.65%)
American Honda Finance Corp.
0.100%, 04/04/2014	1,730,000	1,729,986
0.080%, 05/12/2014	13,850,000	13,848,738
PACCAR Financial Corp.
0.080%, 04/03/2014	1,000,000	999,996
0.080%, 04/21/2014	2,000,000	1,999,911
0.070%, 04/24/2014	3,493,000	3,492,844
0.070%, 04/28/2014	1,300,000	1,299,932
0.100%, 05/01/2014	8,000,000	7,999,333
Toyota Motor Credit Corp.
0.100%, 04/08/2014	3,000,000	2,999,942
0.060%, 04/23/2014	2,100,000	2,099,923
0.110%, 04/30/2014	3,425,000	3,424,697
0.100%, 06/04/2014	7,344,000	7,342,694

		47,237,996

Chemicals (4.18%)
Praxair Inc.
0.080%, 05/21/2014	2,800,000	2,799,689
0.080%, 05/22/2014	9,813,000	9,811,888

		12,611,577

Consumer & Marketing (2.41%)
Procter & Gamble Co., The (a)
0.100%, 06/17/2014	7,273,000	7,271,444

Government Agency Securities (b) (29.30%)
Federal Home Loan Bank
0.060%, 04/04/2014	2,000,000	1,999,989
0.035%, 04/09/2014	14,590,000	14,589,886
0.060%, 04/09/2014	6,100,000	6,099,919
0.055%, 04/09/2014	3,300,000	3,299,960
0.060%, 04/16/2014	22,000,000	21,999,450
0.045%, 04/30/2014	3,000,000	2,999,891
0.090%, 05/07/2014	12,500,000	12,498,875
0.060%, 05/07/2014	3,500,000	3,499,790
0.050%, 05/07/2014	2,400,000	2,399,880
0.050%, 05/14/2014	2,180,000	2,179,870
0.070%, 05/16/2014	11,500,000	11,498,994
0.065%, 05/21/2014	2,350,000	2,349,788

	Principal
	amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
Federal Home Loan Mortgage Corp.
0.050%, 05/14/2014	$2,000,000	$1,999,881
0.050%, 06/02/2014	1,000,000	999,914

		88,416,087

Health Care (15.17%)
Merck & Co. Inc. (a)
0.080%, 06/06/2014	15,204,000	15,201,768
Pfizer Inc. (a)
0.080%, 06/09/2014	9,890,000	9,888,484
0.080%, 06/16/2014	4,900,000	4,899,172
Roche Holdings Inc. (a)
0.050%, 04/02/2014	3,600,000	3,599,995
0.070%, 04/10/2014	10,000,000	9,999,825
0.070%, 05/13/2014	2,193,000	2,192,821

		45,782,065

Machinery & Manufacturing (4.80%)
Caterpillar Finance Service Corp.
0.100%, 04/15/2014	14,490,000	14,489,436

Oil & Gas (5.23%)
Chevron Corp. (a)
0.090%, 06/03/2014	5,435,000	5,434,144
0.110%, 06/10/2014	10,338,000	10,335,789

		15,769,933

	Shares	Value
Registered Investment Companies (0.03%)
JPMorgan U.S. Government Money
Market Fund	87,685	$87,685

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal
	amount	Value
Short-term Investments (Cont.)
Retailers (0.53%)
Wal-Mart Stores Inc. (a)
0.090%, 04/07/2014	$1,600,000	$1,599,976

U.S. Government Obligations (11.27%)
U.S. Treasury Bill
0.040%, 04/17/2014	5,000,000	4,999,911
0.046%, 05/08/2014	14,000,000	13,999,338
0.043%, 05/29/2014	15,000,000	14,998,973

		33,998,222

Total Short-term Investments
(cost $ 299,522,509)		299,522,509

TOTAL INVESTMENTS (99.26%)
(cost $ 299,522,509)		299,522,509
OTHER ASSETS, NET OF LIABILITIES (0.74%)		2,236,874

NET ASSETS (100.00%)		$301,759,383

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

70	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of equity, fixed income and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase. The Underlying Funds include the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000 Index Master Portfolio, collectively defined as the “Underlying Master Portfolios”.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2014. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Investments in Master Portfolios

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

For more information refer to Note 4 Investments in Master Portfolios.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At March 31, 2014, the Tax Advantaged Bond Fund did not have any commitments for when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Fund.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2014:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$425,131,816	$—	$—	$425,131,816
Short-term Investments	7,193,176	—	—	7,193,176
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	273,175,437	—	—	273,175,437
Short-term Investments	5,044,139	—	—	5,044,139
International Equity Fund					—	581	—	581
Common Stocks (a)	137,336,755	—	—	137,336,755
Preferred Stocks (a)	1,494,254	—	—	1,494,254
Short-term Investments	6,623,002	—	—	6,623,002
S&P 500 Index Fund					80,474	—	—	80,474
Common Stocks (a)	861,103,155	—	—	861,103,155
Short-term Investments	26,789,609	—	—	26,789,609
Small Cap Index Fund					(76,915)	—	—	(76,915)
Common Stocks (a)	423,358,740	81,307	12,693	423,452,740
Registered Investment Companies (a)	4,841,042	—	—	4,841,042
Short-term Investments	9,666,081	774,996	—	10,441,077
International Index Fund					173,282	(25,798)	—	147,484
Common Stocks (a)	250,615,749	368,916	0	250,984,665
Preferred Stocks (a)	1,550,484	—	—	1,550,484
Short-term Investments	3,203,593	—	—	3,203,593
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	264,954,945	—	—	264,954,945
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	429,693,522	—	429,693,522
Agency Commercial
Mortgage-Backed Securities	—	74,545,577	—	74,545,577
Agency Mortgage-Backed Securities	—	59,325,256	—	59,325,256
Agency Notes & Bonds	—	7,802,896	—	7,802,896
U.S. Treasury Obligations	—	92,190,285	—	92,190,285
Short-term Investments	4,751,867	—	—	4,751,867

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	$—	$459,690,358	$—	$459,690,358
Short-term Investments	14,213,557	—	—	14,213,557
Money Market Fund					—	—	—	—
Short-term Investments	87,685	299,434,824	—	299,522,509
LifePath Retirement Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,108,740,419	$—	1,108,740,419
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,789,414,037	—	1,789,414,037
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,672,124,097	—	1,672,124,097
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,220,725,039	—	1,220,725,039
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	198,686,752	—	198,686,752

On December 31, 2013, Durata Therapeutics Inc. in the Small Cap Index Fund was valued at last traded price. On March 31, 2014, Durata Therapeutics Inc. halted trading and was therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, $46,849 of Durata Therapeutics Inc. common stock was transferred from Level 1 to Level 2 in Small Cap Index Fund.

On December 31, 2013, Oversea-Chinese Banking Corporation Ltd. in the International Index Fund was valued at last traded price. On March 31, 2014, Oversea-Chinese Banking Corporation Ltd. halted trading and was therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, $368,916 of Oversea-Chinese Banking Corporation Ltd. common stock was transferred from Level 1 to Level 2 in International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of March 31, 2014 as compared to December 31, 2013.

The following is a reconciliation of investments in which significant unobervable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2013	$6,216
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,108)
Purchases	—
Issuances	9,585
Sales	—
Transfers in (a)	—
Transfers out (a)	—

Balance as of March 31, 2014	$12,693

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2013 or for the period ended March 31, 2014. The remaining Funds did not hold any Level 3 securities as of December 31, 2013 or for the period ended March 31, 2014.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

4.	Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios.

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

The percentage ownership in the Master Portfolios held by the Feeder Funds as of March 31, 2014 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
LifePath Retirement Fund	LifePath Retirement Master Portfolio	70.60%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	63.68%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	63.43%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	59.94%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	52.20%

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

6.	Income Taxes

As of March 31, 2014, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$329,613,417	$105,985,978	$(3,274,403)	$102,711,575
Small/Mid Cap Equity Fund	234,048,422	48,502,971	(4,331,817)	44,171,154
International Equity Fund	117,034,312	30,592,550	(2,172,851)	28,419,699
S&P 500 Index Fund	513,961,218	382,950,794	(9,019,248)	373,931,546
Small Cap Index Fund	306,301,939	163,640,553	(31,207,633)	132,432,920
International Index Fund	193,397,440	83,666,556	(21,325,254)	62,341,302
Equity and Bond Fund	232,491,550	32,463,395	—	32,463,395
Bond Fund	660,175,482	20,568,014	(12,434,093)	8,133,921
Tax Advantaged Bond Fund	469,581,622	12,365,893	(8,043,600)	4,322,293
Money Market Fund	299,522,509	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®,S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. The Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4) LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 38.1%
Active Stock Master Portfolio	$251,652,607	$251,652,607
BlackRock Commodity Strategies Fund	5,883,628	57,424,205
BlackRock Emerging Markets Fund, Inc.	1,657,600	32,273,480
International Tilts Master Portfolio	$104,317,162	104,317,162
iShares MSCI Canada ETF (b)	328,995	9,721,802
iShares MSCI EAFE Small-Cap ETF	305,069	15,924,602
Master Small Cap Index Series	$71,208,574	71,208,574
Russell 1000® Index Master Portfolio	$55,249,579	55,249,579

		597,772,011

Fixed Income Funds - 61.7%
CoreAlpha Bond Master Portfolio	$819,845,594	819,845,594
iShares TIPS Bond ETF	1,335,136	149,668,746

		969,514,340

Short-Term Securities - 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	2,828,149	2,828,149
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	6,869,927	6,869,927

		9,698,076

Total Affiliated Investment Companies
(Cost - $1,457,754,113*) - 100.4%		1,576,984,427
Liabilities in Excess of Other Assets - (0.4)%		(6,593,416)

Net Assets - 100.0%		$1,570,391,011

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,459,289,765

Gross unrealized appreciation	$122,789,595
Gross unrealized depreciation	(5,094,933)

Net unrealized appreciation	$117,694,662

78

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$301,116,371	—		$(49,463,764)[1]	$251,652,607	$251,652,607	$1,229,617	$31,600,918
ACWI ex-US Index Master Portfolio	$21,332,804	—		$(21,332,804)[1]	—	—	$158,363	$3,675,324
BlackRock Cash Funds: Institutional, SL Agency Shares	24,241,785	—		(21,413,636)[1]	2,828,149	$2,828,149	$1,180	—
BlackRock Cash Funds: Prime, SL Agency Shares	3,861,905	3,008,022	[2]	—	6,869,927	$6,869,927	$10,008	—
BlackRock Commodity Strategies Fund	6,117,587	4,128		(238,087)	5,883,628	$57,424,205	—	$(234,520)
BlackRock Emerging Markets Fund, Inc.	779,979	877,621		—	1,657,600	$32,273,480	—	—
CoreAlpha Bond Master Portfolio	$829,309,521	—		$(9,463,927)[1]	$819,845,594	$819,845,594	$5,425,015	$494,634
International Tilts Master Portfolio	$52,994,384	$51,322,778	[2]	—	$104,317,162	$104,317,162	939,994	—
iShares MSCI Canada ETF	300,512	28,483		—	328,995	$9,721,802	—	—
iShares MSCI EAFE ETF	515,589	—		(515,589)	—	—	—	$12,245,156
iShares MSCI EAFE Small- Cap ETF	316,636	580		(12,147)	305,069	$15,924,602	—	$87,765
iShares MSCI Emerging Markets ETF	282,562	—		(282,562)	—	—	—	$3,708,467
iShares TIPS Bond ETF	1,368,622	2,706		(36,192)	1,335,136	$149,668,746	—	$(128,139)
Master Small Cap Index Series	$74,174,910	—		$(2,966,336)[1]	$71,208,574	$71,208,574	$188,649	$1,999,240
Russell 1000® Index Master Portfolio	$11,344,510	$43,905,069	[2]	—	$55,249,579	$55,249,579	$147,031	$64,178

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

79

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2014

(Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$274,710,911	$1,302,273,516	—	$1,576,984,427

The carrying amount for certain of the LifePath Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(7,161,000) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

80

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 50.9%
Active Stock Master Portfolio	$630,406,268	$630,406,268
BlackRock Commodity Strategies Fund	10,617,930	103,630,997
BlackRock Emerging Markets Fund, Inc. (b)	4,132,253	80,454,960
International Tilts Master Portfolio	$263,094,428	263,094,428
iShares Cohen & Steers REIT ETF (b)	433,112	35,619,131
iShares International Developed Real Estate ETF	1,195,893	35,936,585
iShares MSCI Canada ETF (b)	840,072	24,824,128
iShares MSCI EAFE Small-Cap ETF	744,278	38,851,311
Master Small Cap Index Series	$112,607,935	112,607,935
Russell 1000® Index Master Portfolio	$104,401,839	104,401,839

		1,429,827,582

Fixed Income Funds - 49.0%
CoreAlpha Bond Master Portfolio	$1,186,977,106	1,186,977,106
iShares TIPS Bond ETF	1,698,926	190,449,605

		1,377,426,711

Short-Term Securities - 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	2,936,827	2,936,827
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	27,266,122	27,266,122

		30,202,949

Total Affiliated Investment Companies
(Cost - $2,558,066,600*) - 101.0%		2,837,457,242
Liabilities in Excess of Other Assets - (1.0)%		(27,398,245)

Net Assets - 100.0%		$2,810,058,997

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,573,039,799

Gross unrealized appreciation	$285,410,042
Gross unrealized depreciation	(20,992,599)

Net unrealized appreciation	$264,417,443

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$734,517,624	—		$(104,111,356)[1]	$630,406,268	$630,406,268	$3,026,579	$72,953,056
ACWI ex-US Index Master Portfolio	$31,390,459	—		$(31,390,459)[1]	—	—	230,421	$5,120,287
BlackRock Cash Funds: Institutional, SL Agency Shares	40,527,090	—		(37,590,263)[1]	2,936,827	$2,936,827	$2,461	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,350,735	20,915,387	[2]	—	27,266,122	$27,266,122	$27,105	—
BlackRock Commodity Strategies Fund	$11,033,370	40,423		(455,863)	10,617,930	$103,630,997	—	$(464,721)

81

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

BlackRock Emerging Markets Fund, Inc.	$1,998,897	2,133,356		—	4,132,253	$80,454,960	—	—
CoreAlpha Bond Master Portfolio	$1,188,795,466	—		$(1,818,360)[1]	$1,186,977,106	$1,186,977,106	$7,759,316	$542,387
International Tilts Master Portfolio	$133,430,820	$129,663,608	[2]	—	$263,094,428	$263,094,428	$2,359.036	(979,633)
iShares Cohen & Steers REIT ETF	440,037	17,265		(24,190)	433,112	$35,619,131	$267,172	$86,436
iShares International Developed Real Estate ETF	1,210,918	20,275		(35,300)	1,195,893	$35,936,585	$223,467	$68,212
iShares MSCI Canada ETF	851,740	4,363		(16,031)	840,072	$24,824,128	—	$(80,001)
iShares MSCI EAFE ETF	1,555,425	—		(1,555,425)		$—	—	$34,762,048
iShares MSCI EAFE Small-Cap ETF	754,858	3,954		(14,534)	744,278	$38,851,312	—	$102,472
iShares MSCI Emerging Markets ETF	811,846	—		(811,846)			$—	$6,723,393
iShares TIPS Bond ETF	1,738,491	9,378		(48,943)	1,698,926	$190,449,605	—	$(486,752)
Master Small Cap Index Series	$115,162,753	—		$(2,554,818)[1]	$112,607,935	$112,607,935	$292,579	$2,472,103
Russell 1000® Index Master Portfolio	$18,841,005	$85,560,834	[2]	—	$104,401,839	$104,401,839	$276,434	$140,340

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

82

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2014

(Unaudited)

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Lifepath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$539,969,666	$2,297,487,576	—	$2,837,457,242

The carrying amount for certain of the LifePath Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(28,421,364) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

83

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 66.9%
Active Stock Master Portfolio	$749,004,944	$749,004,944
BlackRock Commodity Strategies Fund	10,281,657	100,348,968
BlackRock Emerging Markets Fund, Inc.	5,227,951	101,788,215
International Tilts Master Portfolio	$330,862,585	330,862,585
iShares Cohen & Steers REIT ETF (b)	954,819	78,524,315
iShares International Developed Real Estate ETF	2,514,652	75,565,293
iShares MSCI Canada ETF (b)	1,042,382	30,802,388
iShares MSCI EAFE Small-Cap ETF	970,927	50,682,389
Master Small Cap Index Series	$85,088,437	85,088,437
Russell 1000® Index Master Portfolio	$159,794,042	159,794,042

		1,762,461,576

Fixed Income Funds - 32.9%
CoreAlpha Bond Master Portfolio	772,439,461	772,439,461
iShares TIPS Bond ETF	842,882	94,487,072

		866,926,533

Short-Term Securities - 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	$5,555,041	5,555,041
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	$27,117,927	27,117,927

		32,672,968

Total Affiliated Investment Companies
(Cost - $ 2,349,554,328*) - 101.0%		2,662,061,077
Liabilities in Excess of Other Assets - (1.0)%		(25,987,329)

Net Assets - 100.0%		$2,636,073,748

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,367,847,710

Gross unrealized appreciation	$317,581,069
Gross unrealized depreciation	(23,367,702)

Net unrealized appreciation	$294,213,367

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$883,697,843	—		$(134,692,899)[1]	$749,004,944	$749,004,944	$3,601,645	$89,356,626
ACWI ex-US Index Master Portfolio	$52,940,137	—		$(52,940,137)[1]	—	—	$379.,077	$6,882,068
BlackRock Cash Funds: Institutional, SL Agency Shares	59,018,753	—		(53,463,712)[1]	$5,555,041	$5,555,041	$2,928	$—
BlackRock Cash Funds: Prime, SL Agency Shares	9,641,041	17,476,886	[2]	—	$27,117,927	$27,117,927	$28,309	$—
BlackRock Commodity Strategies Fund	10,830,777	84,350		(633,470)	10,281,657	$100,348,968	$—	$(627,312)

84

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

BlackRock Emerging Markets Fund, Inc.	2,516,085	2,711,866		—	5,227,951	$101,788,215	$—	$—
CoreAlpha Bond Master Portfolio	$777,088,211	—		$(4,648,750)[1]	$772,439,461	$772,439,461	$5,053,212	$264,441
International Tilts Master Portfolio	$165,412,631	$165,449,954	[2]	—	$330,862,585	$330,862,585	$2,919,376	$(1,210,719)
iShares Cohen & Steers REIT ETF	951,541	43,930		(40,652)	954,819	$78,524,315	$587,260	$35,895
iShares International Developed Real Estate ETF	2,422,429	148,843		(56,620)	2,514,652	$75,565,293	$452,463	$(172,149)
iShares MSCI Canada ETF	1,012,839	57,321		(27,778)	1,042,382	$30,802,388	$—	$(138,623)
iShares MSCI EAFE ETF	1,843,415	—		(1,843,415)	—	$—	$—	$40,465,200
iShares MSCI EAFE Small- Cap ETF	973,793	24,341		(27,207)	970,927	$50,682,389	$—	$192,033
iShares MSCI Emerging Markets ETF	954,459	—		(954,459)	—	$—	$—	$6,364,747
iShares TIPS Bond ETF	863,157	9,272		(29,547)	842,882	$94,487,072	$—	$(309,290)
Master Small Cap Index Series	$87,580,909	—		$(2,492,472)[1]	$85,088,437	$85,088,437	$219,927	$1,968,074
Russell 1000® Index Master Portfolio	$48,110,697	$111,683,345	[2]	—	$159,794,042	$159,794,042	$471,977	$244,311

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

85

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2014

(Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$564,871,608	$2,097,189,469	—	$2,662,061,077

The carrying amount for certain of the LifePath Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(28,266,890) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

86

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 79.6%
Active Stock Master Portfolio	$663,469,638	$663,469,638
BlackRock Commodity Strategies Fund	8,125,239	79,302,333
BlackRock Emerging Markets Fund, Inc.	4,855,757	94,541,580
International Tilts Master Portfolio	$305,418,395	305,418,395
iShares Cohen & Steers REIT ETF (b)	1,065,517	87,628,118
iShares International Developed Real Estate ETF	2,870,276	86,251,794
iShares MSCI Canada ETF (b)	954,139	28,194,807
iShares MSCI EAFE Small-Cap ETF	898,535	46,903,527
Master Small Cap Index Series	$52,587,364	52,587,364
Russell 1000® Index Master Portfolio	$177,687,937	177,687,937

		1,621,985,493

Fixed Income Funds - 20.2%
CoreAlpha Bond Master Portfolio	$394,137,068	394,137,068
iShares TIPS Bond ETF	153,891	$17,251,181

		411,388,249

Short-Term Securities - 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	6,675,060	6,675,060
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	49,994,976	49,994,976

		56,670,036

Total Affiliated Investment Companies
(Cost - $1,820,031,279*) - 102.6%		2,090,043,778
Liabilities in Excess of Other Assets - (2.6)%		(53,325,481)

Net Assets - 100.0%		$2,036,718,297

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,842,064,871

Gross unrealized appreciation	$273,717,456
Gross unrealized depreciation	(25,738,549)

Net unrealized appreciation	$247,978,907

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$799,127,066	—		$(135,657,428)[1]	$663,469,638	$663,469,638	$3,212,741	$83,737,864
ACWI ex-US Index Master Portfolio	$46,818,008	—		$(46,818,008)[1]	—	—	$344,364	$5,248,956
BlackRock Cash Funds:
Institutional, SL Agency Shares	33,479,740	—		(26,804,680)[2]	6,675,060	$6,675,060	$2,779	—
BlackRock Cash Funds:
Prime, SL Agency Shares	5,267,073	44,727,903	[2]	—	49,994,976	$49,994,976	$32,745	—
BlackRock Commodity Strategies Fund	8,674,420	77,116		(626,297)	8,125,239	$79,302,333	—	$(628,671)

87

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

BlackRock Emerging Markets Fund, Inc.	2,360,437	2,495,320		—	4,855,757	$94,541,580	—	—
CoreAlpha Bond Master Portfolio	$401,864,037	—		$(7,726,969)	$394,137,068	$394,137,068	$2,597,792	$92,607
International Tilts Master Portfolio	$154,522,993	$150,895,402		—	$305,418,395	$305,418,395	$2,452,853	$(1,121,869)
iShares Cohen & Steers REIT ETF	1,112,408	72,620		(119,511)	1,065,517	$87,628,118	$640,026	$450,266
iShares International Developed Real Estate ETF	2,633,592	305,913		(69,229)	2,870,276	$86,251,794	$517,728	$(264,212)
iShares MSCI Canada ETF	958,137	30,237		(34,235)	954,139	$28,194,807	—	$(170,846)
iShares MSCI EAFE ETF	1,749,865	—		(1,749,865)	—	—	—	$37,379,682
iShares MSCI EAFE Small-Cap ETF	901,955	27,644		(31,064)	898,535	$46,903,527	—	$219,018
iShares MSCI Emerging Markets ETF	896,775	—		(896,775)	—	—	—	$5,281,800
iShares TIPS Bond ETF	165,134	1,477		(12,720)	153,891	$17,251,181	—	$(129,507)
Master Small Cap Index Series	$54,999,126	—		$(2,411,762)[2]	$52,587,364	$52,587,364	$137,093	$1,507,397
Russell 1000® Index Master Portfolio	$66,301,350	$111,386,587	[1]	—	$177,687,937	$177,687,937	$532,618	$285,936

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan. (c) Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

88

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2014

(Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$496,743,376	$1,593,300,402	—	$2,090,043,778

The carrying amount for certain of the LifePath Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(52,113,220) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

89

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 90.0%
Active Stock Master Portfolio	$136,795,071	$136,795,071
BlackRock Commodity Strategies Fund	1,469,543	14,342,741
BlackRock Emerging Markets Fund, Inc.	1,042,777	20,302,877
International Tilts Master Portfolio	$65,075,761	65,075,761
iShares Cohen & Steers REIT ETF	245,496	20,189,591
iShares International Developed Real Estate ETF	677,824	20,368,611
iShares MSCI Canada ETF (b)	204,998	6,057,691
iShares MSCI EAFE Small-Cap ETF	192,424	10,044,533
Master Small Cap Index Series	$7,739,437	7,739,437
Russell 1000® Index Master Portfolio	$41,597,208	41,597,208

		342,513,521

Fixed Income Fund - 9.7%
CoreAlpha Bond Master Portfolio	$37,158,161	37,158,161

Short-Term Securities - 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)	947,069	$947,069
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)	4,281,343	4,281,343

		5,228,412

Total Affiliated Investment Companies
(Cost - $337,832,562*) - 101.1%		384,900,094
Liabilities in Excess of Other Assets - (1.1)%		(4,301,319)

Net Assets - 100.0%		$380,598,775

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$338,982,011

Gross unrealized appreciation	$47,507,342
Gross unrealized depreciation	(1,589,259)

Net unrealized appreciation	$45,918,083

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the LifePath Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$176,775,516	—		$(39,980,445)[1]	$136,795,071	$136,795,071	$644,073	$19,181,609
ACWI ex-US Index Master Portfolio	$27,522,238	—		$(27,522,238)[1]	—	—	$194,766	$2,865,385
BlackRock Cash Funds: Institutional, SL Agency Shares	5,872,036	—		(4,924,967)[1]	947,069	$947,069	$477	—
BlackRock Cash Funds: Prime, SL Agency Shares	859,378	3,421,965	[2]	—	4,281,343	$4,281,343	$4,030	—
BlackRock Commodity Strategies Fund	1,705,352	13,903		(249,712)	1,469,543	$14,342,741	$—	$(306,637)
BlackRock Emerging Markets Fund, Inc.	539,560	503,217		—	1,042,777	$20,302,877	—	—
CoreAlpha Bond Master Portfolio	$40,230,315	—		$(3,072,154)[1]	$37,158,161	$37,158,161	$246,977	$(22,769)
International Tilts Master Portfolio	$36,382,911	$28,692,850	[2]	—	$65,075,761	$65,075,761	—	—

90

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2014

(Unaudited)

iShares Cohen & Steers REIT ETF	260,332	43,784		(58,620)	245,496	$20,189,591	$140,720	$(44,353)
iShares International Developed Real Estate ETF	725,825	45,569		(93,570)	677,824	$20,368,611	$125,000	$(253,635)
iShares MSCI Canada ETF	209,515	25,655		(30,172)	204,998	$6,057,691	—	$(53,558)
iShares MSCI EAFE ETF	211,392	—		(211,392)	—	$—	—	$3,846,398
iShares MSCI EAFE Small-Cap ETF	203,079	16,678		(27,333)	192,424	$10,044,533	—	$230,463
iShares MSCI Emerging Markets ETF	113,169	—		(113,169)	—	—	—	$452,035
Master Small Cap Index Series	8,543,922	—		$(804,485)[1]	$7,739,437	$7,739,437	$19,648	$394,091
Russell 1000® Index Master Portfolio	21,543,179	$20,054,029	[2]	—	$41,597,208	$41,597,208	—	$(2,321)

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securitis.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, please refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$96,534,456	$288,365,638	—	$384,900,094

The carrying amount for certain of the LifePath Master Portfolio’s liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, collateral on securities loaned at value of $(4,462,740) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2014.

91

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value

Aerospace & Defense - 4.1%
The Boeing Co.	145,298	$18,233,446
Exelis, Inc.	213,696	4,062,361
General Dynamics Corp.	11,599	1,263,363
Honeywell International, Inc.	18,080	1,677,101
Lockheed Martin Corp.	20,300	3,313,772
Northrop Grumman Corp.	167,752	20,697,242
Precision Castparts Corp.	37,698	9,528,546
Raytheon Co.	186,836	18,457,528
Rockwell Collins, Inc.	49,260	3,924,544
Spirit Aerosystems Holdings, Inc., Class A (a)	19,083	537,950
TransDigm Group, Inc.	1,245	230,574
United Technologies Corp.	170,181	19,883,948

		101,810,375

Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Class B	96,214	9,369,319

Airlines - 1.2%
Alaska Air Group, Inc.	1,560	145,564
American Airlines Group, Inc. (a)	77,004	2,818,346
Copa Holdings SA, Class A	34,221	4,968,547
Delta Air Lines, Inc.	331,433	11,484,153
Southwest Airlines Co.	36,842	869,840
United Continental Holdings, Inc. (a)	188,726	8,422,841

		28,709,291

Auto Components - 1.3%
BorgWarner, Inc.	104,240	6,407,633
Delphi Automotive PLC	77,193	5,238,317
Johnson Controls, Inc.	207,670	9,826,944
Lear Corp.	99,459	8,326,708
TRW Automotive Holdings Corp. (a)	21,400	1,746,668

		31,546,270

Automobiles - 0.3%
General Motors Co.	183,000	6,298,860

Beverages - 0.9%
The Coca-Cola Co.	255,225	9,866,998
Coca-Cola Enterprises, Inc.	17,684	844,588
Constellation Brands, Inc., Class A (a)	1,511	128,390
Diageo PLC	357,040	11,089,333
Monster Beverage Corp. (a)	4,079	283,286

		22,212,595

Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	11,840	1,801,219
Amgen, Inc.	166,074	20,483,567
Biogen Idec, Inc. (a)	41,890	12,812,894
Celgene Corp. (a)	36,595	5,108,662
Gilead Sciences, Inc. (a)	157,569	11,165,340
Regeneron Pharmaceuticals, Inc. (a)	17,597	5,284,027
United Therapeutics Corp. (a)	123,260	11,590,138

		68,245,847

Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)	9,552	1,910,878
Ameriprise Financial, Inc.	4,420	486,509
The Bank of New York Mellon Corp.	6	212
The Goldman Sachs Group, Inc.	40,664	6,662,796
Morgan Stanley	396,429	12,356,692
Raymond James Financial, Inc.	42,074	2,353,199
State Street Corp.	14,400	1,001,520
Waddell & Reed Financial, Inc., Class A	34,155	2,514,491

		27,286,297

Chemicals - 3.1%
Akzo Nobel NV - ADR (b)	132,100	3,602,367
Ashland, Inc.	25,100	2,496,948
Cabot Corp.	7,700	454,762
Celanese Corp., Series A	47,129	2,616,131
CF Industries Holdings, Inc.	8,780	2,288,419
The Dow Chemical Co.	178,440	8,670,400
E.I. du Pont de Nemours & Co.	180,920	12,139,732
Eastman Chemical Co.	78,742	6,788,348
Huntsman Corp.	6,200	151,404
International Flavors & Fragrances, Inc.	3,758	359,528
LyondellBasell Industries NV, Class A	98,942	8,799,901
Monsanto Co.	61,632	7,011,873
NewMarket Corp. (b)	2,164	845,648
PPG Industries, Inc.	87,786	16,983,079
RPM International, Inc.	1,122	46,944
The Valspar Corp.	30,819	2,222,666
Westlake Chemical Corp.	9,366	619,842

		76,097,992

Commercial Banks - 3.6%
CIT Group, Inc.	46,425	2,275,754
Fifth Third Bancorp	341,000	7,825,950
First Citizens BancShares, Inc., Class A	340	81,855
Regions Financial Corp.	305,100	3,389,661
SunTrust Banks, Inc.	238,520	9,490,711
SVB Financial Group (a)	736	94,782
US Bancorp	276,990	11,871,791
Wells Fargo & Co.	1,111,026	55,262,433

		90,292,937

Communications Equipment - 2.0%
Cisco Systems, Inc.	764,830	17,139,840

92

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Communications Equipment (cont.)
Knowles Corp. (a)	65,957	$2,082,262
Motorola Solutions, Inc.	99,140	6,373,711
QUALCOMM, Inc.	263,717	20,796,723
Telefonaktiebolaget LM Ericsson - ADR (b)	283,000	3,772,390
Ubiquiti Networks, Inc. (a)	5,802	263,817

		50,428,743

Computers & Peripherals - 1.9%
Apple, Inc.	51,351	27,562,136
EMC Corp.	422,330	11,576,065
Lexmark International, Inc., Class A	1,077	49,854
NCR Corp. (a)	18,403	672,630
NetApp, Inc.	134,478	4,962,238
Nimble Storage, Inc. (a)	5,453	206,614
Synaptics, Inc. (a)	9,648	579,073
Western Digital Corp.	20,675	1,898,379

		47,506,989

Consumer Finance - 1.9%
American Express Co.	124,210	11,182,626
Capital One Financial Corp.	162,050	12,503,778
Discover Financial Services	402,841	23,441,318

		47,127,722

Containers & Packaging - 0.9%
Avery Dennison Corp.	87,091	4,412,901
Crown Holdings, Inc. (a)	12,500	559,250
Graphic Packaging Holding Co. (a)	13,580	137,973
MeadWestvaco Corp.	150,348	5,659,098
Packaging Corp. of America	159,743	11,241,115

		22,010,337

Distributors - 0.0%
Genuine Parts Co.	10,648	924,779

Diversified Consumer Services - 0.0%
Apollo Education Group, Inc., Class A (a)	2,595	88,853

Diversified Financial Services - 5.4%
Bank of America Corp.	742,490	12,770,828
Citigroup, Inc.	976,473	46,480,115
CME Group, Inc.	41,400	3,064,014
IntercontinentalExchange Group, Inc.	20,451	4,045,821
JPMorgan Chase & Co.	950,196	57,686,399
Leucadia National Corp.	35,220	986,160
Moody’s Corp.	52,806	4,188,572
The NASDAQ OMX Group, Inc.	140,900	5,204,846
PHH Corp. (a)	3,057	78,993

		134,505,748

Diversified Telecommunication Services - 0.7%
BCE, Inc.	30,740	1,326,124
Verizon Communications, Inc.	269,353	12,813,122
Vivendi SA	128,949	3,589,017

		17,728,263

Electric Utilities - 0.7%
American Electric Power Co., Inc.	135,839	6,881,604
Duke Energy Corp.	21,886	1,558,721
Edison International	41,150	2,329,501
FirstEnergy Corp.	10,010	340,640
ITC Holdings Corp.	27,970	1,044,679
NextEra Energy, Inc.	36,480	3,488,218
Northeast Utilities	21,580	981,890

		16,625,253

Electrical Equipment - 1.1%
Eaton Corp. PLC	122,313	9,188,153
Emerson Electric Co.	83,144	5,554,019
Rockwell Automation, Inc.	57,800	7,198,990
Roper Industries, Inc.	24,008	3,205,308
SolarCity Corp. (a)	27,195	1,702,951

		26,849,421

Electronic Equipment, Instruments & Components - 0.5%
Avnet, Inc.	20,900	972,477
Corning, Inc.	83,500	1,738,470
Flextronics International Ltd. (a)	244,235	2,256,731
Ingram Micro, Inc., Class A (a)	85,727	2,534,090
TE Connectivity Ltd.	69,340	4,174,962

		11,676,730

Energy Equipment & Services - 2.3%
FMC Technologies, Inc. (a)	117,982	6,169,279
Halliburton Co.	131,482	7,742,975
National Oilwell Varco, Inc.	46,279	3,603,746
Oceaneering International, Inc.	84,590	6,078,637
Schlumberger Ltd.	335,006	32,663,085

		56,257,722

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	8,031	896,902
CVS Caremark Corp.	253,147	18,950,584
The Kroger Co.	199,140	8,692,461
Safeway, Inc.	40,792	1,506,857

		30,046,804

Food Products - 1.6%
Archer-Daniels-Midland Co.	49,238	2,136,437

93

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Food Products (cont.)
Bunge Ltd.	31,199	$2,480,633
ConAgra Foods, Inc.	56,100	1,740,783
Flowers Foods, Inc.	4,900	105,105
Kraft Foods Group, Inc.	194,964	10,937,480
Mondelez International, Inc., Class A	337,099	11,646,770
Sanderson Farms, Inc.	994	78,019
Unilever NV - NY Shares	164,140	6,749,437
The WhiteWave Foods Co., Class A (a)	147,703	4,215,444

		40,090,108

Gas Utilities - 0.1%
ONE Gas, Inc. (a)	12,928	464,503
UGI Corp.	58,400	2,663,624

		3,128,127

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	212,050	8,166,046
Baxter International, Inc.	144,489	10,631,501
Becton Dickinson & Co.	60,318	7,062,031
Boston Scientific Corp. (a)	98,267	1,328,570
Hologic, Inc. (a)	68,100	1,464,150
Intuitive Surgical, Inc. (a)	9,788	4,287,046
Medtronic, Inc.	211,281	13,002,233
St. Jude Medical, Inc.	152,550	9,975,244
Zimmer Holdings, Inc.	63,000	5,958,540

		61,875,361

Health Care Providers & Services - 2.2%
Aetna, Inc.	123,440	9,254,297
AmerisourceBergen Corp.	10,091	661,869
Cardinal Health, Inc.	73,866	5,169,143
Catamaran Corp. (a)	65,514	2,932,407
Express Scripts Holding Co. (a)	1,000	75,090
Health Net, Inc. (a)	22,630	769,646
McKesson Corp.	58,590	10,345,236
Quest Diagnostics, Inc. (b)	177,900	10,303,968
Universal Health Services, Inc.	92,067	7,555,939
VCA Antech, Inc. (a)	156,813	5,054,083
WellPoint, Inc.	25,841	2,572,471

		54,694,149

Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)	23,083	1,529,710
Chipotle Mexican Grill, Inc. (a)	1,236	702,110
Domino’s Pizza, Inc.	72,682	5,594,334
Hyatt Hotels Corp., Class A (a)	50,850	2,736,238
International Game Technology	159,766	2,246,310
Las Vegas Sands Corp.	194,102	15,679,560
Norwegian Cruise Line Holdings Ltd. (a)	2,406	77,642
Six Flags Entertainment Corp.	63,850	2,563,577
Starbucks Corp.	162,534	11,926,745
Starwood Hotels & Resorts Worldwide, Inc.	2	159
Wynn Resorts Ltd.	35,235	7,827,455

		50,883,840

Household Durables - 0.8%
Newell Rubbermaid, Inc.	137,100	4,099,290
Tupperware Brands Corp.	6,200	519,312
Whirlpool Corp.	93,385	13,957,322

		18,575,924

Household Products - 0.6%
Colgate-Palmolive Co.	15,305	992,835
Energizer Holdings, Inc.	50,800	5,117,592
The Procter & Gamble Co.	116,458	9,386,515

		15,496,942

Independent Power Producers & Energy Traders - 0.3%
The AES Corp.	464,700	6,635,916

Industrial Conglomerates - 1.5%
3M Co.	119,000	16,143,540
General Electric Co.	844,103	21,853,827

		37,997,367

Insurance - 3.5%
ACE Ltd.	23,110	2,289,277
Aflac, Inc.	42,992	2,710,216
Allied World Assurance Co. Holdings AG	3,094	319,270
The Allstate Corp.	125,771	7,116,123
American Financial Group, Inc.	1,805	104,167
Aspen Insurance Holdings Ltd.	4,011	159,237
Assurant, Inc.	720	46,771
Berkshire Hathaway, Inc., Class B (a)	40,224	5,026,793
Brown & Brown, Inc.	3,823	117,595
CNA Financial Corp.	88,692	3,788,922
Everest Re Group Ltd.	1,841	281,765
Genworth Financial, Inc., Class A (a)	354,500	6,285,285
Hartford Financial Services Group, Inc.	130,426	4,600,125
Horace Mann Educators Corp.	3,544	102,776
Kemper Corp.	3	117
Lincoln National Corp.	99,762	5,054,941
MetLife, Inc.	148,068	7,817,990
PartnerRe Ltd.	4,712	487,692
Prudential Financial, Inc.	240,147	20,328,444
The Travelers Cos., Inc.	157,261	13,382,911
White Mountains Insurance Group Ltd.	296	177,570

94

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Insurance (cont.)
Willis Group Holdings PLC	86,294	$3,808,154
XL Group PLC	99,700	3,115,625

		87,121,766

Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	31,696	10,666,338
Expedia, Inc.	38,415	2,785,088
priceline.com, Inc. (a)	14,061	16,759,165
TripAdvisor, Inc. (a)	59,099	5,353,778

		35,564,369

Internet Software & Services - 4.4%
AOL, Inc. (a)	66,412	2,906,853
eBay, Inc. (a)	97,388	5,379,713
Facebook, Inc. (a)	121,148	7,297,955
Google, Inc., Class A (a)	54,521	60,764,200
LinkedIn Corp. (a)	32,094	5,935,464
Twitter, Inc. (a)(b)	44,610	2,081,949
VeriSign, Inc. (a)(b)	157,647	8,498,750
Yahoo!, Inc. (a)	306,644	11,008,520
Yelp, Inc. (a)	63,901	4,915,904

		108,789,308

IT Services - 3.8%
Alliance Data Systems Corp. (a)	65,288	17,787,716
Amdocs Ltd.	10,434	484,764
Automatic Data Processing, Inc.	33,282	2,571,367
Booz Allen Hamilton Holding Corp.	12,763	280,786
Broadridge Financial Solutions, Inc.	76,967	2,858,554
Cognizant Technology Solutions Corp., Class A (a)	128,140	6,485,165
DST Systems, Inc.	64,810	6,143,340
Genpact Ltd. (a)	56,771	988,951
International Business Machines Corp.	12,430	2,392,651
Mastercard, Inc., Class A	383,967	28,682,335
Science Applications International Corp.	1,002	37,465
Total System Services, Inc.	113,291	3,445,179
Visa, Inc., Class A (b)	90,698	19,578,070
The Western Union Co. (b)	199,280	3,260,221

		94,996,564

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	160,440	8,971,805

Machinery - 1.5%
AGCO Corp.	94,896	5,234,463
CNH Industrial NV (a)(b)	119,281	1,371,731
Cummins, Inc.	40,440	6,025,156
Ingersoll-Rand PLC	85,780	4,910,047
ITT Corp.	14,655	626,648
Parker Hannifin Corp.	51,620	6,179,430
Stanley Black & Decker, Inc.	16,600	1,348,584
The Toro Co.	27,882	1,761,864
Trinity Industries, Inc.	8,184	589,821
Valmont Industries, Inc. (b)	17,451	2,597,407
WABCO Holdings, Inc. (a)	58,232	6,146,970

		36,792,121

Marine - 0.1%
Matson, Inc.	77,056	1,902,513

Media - 4.8%
CBS Outdoor Americas, Inc. (a)	15,595	456,154
Cinemark Holdings, Inc.	20,501	594,734
Comcast Corp., Class A	591,980	29,610,839
Comcast Corp., Special Class A	290,800	14,179,408
DIRECTV (a)	52,196	3,988,818
The Interpublic Group of Cos., Inc.	70,200	1,203,228
Lamar Advertising Co., Class A (a)	26,536	1,353,071
Liberty Global PLC, Class A (a)	216,997	9,027,075
Lions Gate Entertainment Corp.	108,212	2,892,507
Omnicom Group, Inc.	8,011	581,598
Regal Entertainment Group, Class A (b)	113,622	2,122,459
Time Warner Cable, Inc.	9,004	1,235,169
Time Warner, Inc.	198,260	12,952,326
Twenty-First Century Fox, Inc., Class A	351,513	11,237,871
Viacom, Inc., Class B	150,619	12,801,109
The Walt Disney Co.	190,641	15,264,625

		119,500,991

Metals & Mining - 0.6%
BHP Billiton Ltd.	420,120	14,240,070
Reliance Steel & Aluminum Co.	21,600	1,526,256
Steel Dynamics, Inc.	2,000	35,580

		15,801,906

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	95,663	2,266,257
CMS Energy Corp.	115,276	3,375,281
Dominion Resources, Inc.	56,670	4,023,003
DTE Energy Co.	24,708	1,835,557
PG&E Corp.	7,800	336,960
Sempra Energy	20,110	1,945,844
Wisconsin Energy Corp.	22,520	1,048,306

		14,831,208

Multiline Retail - 0.2%
Dollar General Corp. (a)	49,223	2,730,892
JC Penney Co., Inc. (a)(b)	3	26
Kohl’s Corp. (b)	38,700	2,198,160
Macy’s, Inc.	10,300	610,687

		5,539,765

95

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Office Electronics - 0.3%
Xerox Corp.	551,964	$6,237,193
Zebra Technologies Corp., Class A (a)	8,077	560,625

		6,797,818

Oil, Gas & Consumable Fuels - 7.7%
Anadarko Petroleum Corp.	52,192	4,423,794
Apache Corp.	98,400	8,162,280
Chevron Corp.	126,370	15,026,657
Cobalt International Energy, Inc. (a)	105,900	1,940,088
Concho Resources, Inc. (a)	25,512	3,125,220
ConocoPhillips	72,650	5,110,927
Continental Resources, Inc. (a)	3,861	479,806
Devon Energy Corp.	81,049	5,424,610
Exxon Mobil Corp.	110,687	10,811,906
Gulfport Energy Corp. (a)	62,600	4,455,868
Laredo Petroleum, Inc. (a)(b)	127,333	3,292,831
Marathon Oil Corp.	809,235	28,744,027
Marathon Petroleum Corp.	245,220	21,343,949
Noble Energy, Inc.	104,003	7,388,373
Occidental Petroleum Corp.	177,410	16,905,399
PBF Energy, Inc.	71,737	1,850,815
Phillips 66	48,845	3,763,996
Spectra Energy Corp.	118,760	4,386,994
Suncor Energy, Inc.	459,900	16,078,104
Total SA - ADR	308,770	20,255,312
Valero Energy Corp.	126,601	6,722,513

		189,693,469

Paper & Forest Products - 0.3%
International Paper Co.	173,155	7,944,351

Personal Products - 0.2%
The Estee Lauder Cos., Inc., Class A	59,032	3,948,060
Herbalife Ltd. (b)	2,543	145,638
Nu Skin Enterprises, Inc., Class A	12,218	1,012,261

		5,105,959

Pharmaceuticals - 6.9%
AbbVie, Inc.	378,860	19,473,404
Actavis PLC (a)	24,190	4,979,511
Allergan, Inc.	29,442	3,653,752
AstraZeneca PLC - ADR	112,400	7,292,512
Bristol-Myers Squibb Co.	209,498	10,883,421
Eli Lilly & Co.	331,639	19,520,272
Hospira, Inc. (a)	86,600	3,745,450
Johnson & Johnson	312,543	30,701,099
Merck & Co., Inc.	559,023	31,735,736
Pfizer, Inc.	823,210	26,441,505
Teva Pharmaceutical Industries Ltd. - ADR	89,500	4,729,180
Valeant Pharmaceuticals International, Inc. (a)	62,860	8,286,834

		171,442,676

Professional Services - 0.4%
IHS, Inc., Class A (a)	5,011	608,837
Manpowergroup, Inc.	95,574	7,534,098
Verisk Analytics, Inc., Class A (a)	39,947	2,395,222

		10,538,157

Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.	2,941	213,399
American Tower Corp.	40,040	3,278,075
Digital Realty Trust, Inc. (b)	10,478	556,172
DuPont Fabros Technology, Inc.	2,450	58,972
Equity Lifestyle Properties, Inc.	59,201	2,406,521
Gaming and Leisure Properties, Inc.	8,118	295,982
Host Hotels & Resorts, Inc.	34,832	705,000
Rayonier, Inc.	87,651	4,024,057
Weyerhaeuser Co.	135,510	3,977,218
WP Carey, Inc.	16,762	1,006,893

		16,522,289

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (a)	29,600	811,928
Jones Lang LaSalle, Inc.	17,700	2,097,450
Realogy Holdings Corp. (a)	4,208	182,838

		3,092,216

Road & Rail - 1.2%
Norfolk Southern Corp.	55,361	5,379,429
Union Pacific Corp.	132,802	24,921,623

		30,301,052

Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	66,515	2,410,504
Amkor Technology, Inc. (a)	28,217	193,569
Applied Materials, Inc.	183,250	3,741,965
Intel Corp.	620,350	16,011,233
KLA-Tencor Corp.	20,500	1,417,370
Marvell Technology Group Ltd.	28,668	451,521
Maxim Integrated Products, Inc.	135,855	4,499,517
NXP Semiconductor NV (a)	126,017	7,411,060
Skyworks Solutions, Inc. (a)	58,665	2,201,111
Teradyne, Inc. (a)	145,900	2,901,951

		41,239,801

96

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Software - 4.0%
Autodesk, Inc. (a)	120,310	$5,916,846
Microsoft Corp.	1,517,719	62,211,302
Oracle Corp.	423,850	17,339,703
PTC, Inc. (a)	29,480	1,044,476
Symantec Corp.	285,390	5,699,238
TIBCO Software, Inc. (a)	100,186	2,035,780
VMware, Inc., Class A (a)	54,228	5,857,709

		100,105,054

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	17,918	2,266,627
GNC Holdings, Inc., Class A	44,700	1,967,694
The Home Depot, Inc.	107,650	8,518,344
Lowe’s Cos., Inc.	275,110	13,452,879
Lumber Liquidators Holdings, Inc. (a)	19,020	1,784,076
Murphy USA, Inc. (a)	87,431	3,548,824
Ross Stores, Inc.	99,260	7,102,053
Sears Hometown and Outlet Stores, Inc. (a)	27,401	648,034
TJX Cos., Inc.	188,325	11,421,911
Urban Outfitters, Inc. (a)	66,780	2,435,467

		53,145,909

Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	7,915	631,063
NIKE, Inc., Class B	238,700	17,630,382
VF Corp.	275,003	17,017,186

		35,278,631

Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	21,319	835,278

Tobacco - 0.4%
Lorillard, Inc.	60,764	3,286,117
Philip Morris International, Inc.	82,885	6,785,795

		10,071,912

Trading Companies & Distributors - 0.4%
Air Lease Corp.	167,680	6,252,787
MRC Global, Inc. (a)	66,853	1,802,357
United Rentals, Inc. (a)	12,347	1,172,224
Watsco, Inc.	9,695	968,628

		10,195,996

Water Utilities - 0.1%
American Water Works Co., Inc.	55,970	2,541,038

Wireless Telecommunication Services - 0.5%
Crown Castle International Corp.	9,310	686,892
Softbank Corp.	108,300	8,184,038
Telephone & Data Systems, Inc.	99,698	2,613,085
United States Cellular Corp.	15,200	623,352

		12,107,367

Total Common Stocks - 98.9%		2,449,796,170

Preferred Stocks

Machinery - 0.0%
Stanley Black & Decker, Inc., (a)(b)	2,300	248,262

Software - 0.1%
Palantir Technologies, Inc.	402,138	2,465,106

Total Preferred Stocks - 0.1%		2,713,368

Total Long-Term Investments
(Cost - $ 2,071,730,805) - 99.0%		2,452,509,538

Short-Term Securities

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (c)(d)(e)	57,539,004	57,539,004
BlackRock Cash Funds: Prime, SL Agency Shares, 0.10% (c)(d)(e)	16,453,408	16,453,408

Total Short-Term Securities
(Cost - $ 73,992,412) - 3.0%		73,992,412

Total Investments
(Cost - $ 2,145,723,217*) - 102.0%		2,526,501,950
Liabilities in Excess of Other Assets - (2.0)%		(48,757,845)

Net Assets - 100.0%		$2,477,744,105

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,181,230,011

Gross unrealized appreciation	$388,374,307
Gross unrealized depreciation	(43,102,368)

Net unrealized appreciation	$345,271,939

97

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity[1]	Shares Held at March 31, 2014	Income

BlackRock Cash Funds: Prime, SL Agency Shares	31,618,522	(15,165,114)	16,453,408	$50,411
BlackRock Cash Funds: Institutional, SL Agency Shares	226,864,969	(169,325,965)	57,539,004	$15,688

[1]	Represents net shares sold.

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

ADR	American Depositary Receipts
JPY	Japanese Yen
USD	U.S. Dollar

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

118	S&P 500 E-Mini Index	Chicago Mercantile	June 2014	$11,001,140	$168,862

•	Forward foreign currency exchange contracts as of March 31, 2014 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

USD 5,347,445	JPY 546,775,196	Royal Bank of Scotland Group PLC	5/28/14	$48,425

98

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

•	For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$2,412,941,974	$37,102,458	$2,465,106	$2,452,509,538
Short-Term Securities	73,992,412	—	—	73,992,412

Total	$2,486,934,386	$37,102,458	$2,465,106	$2,526,501,950

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Assets:
Equity contracts	$168,862	—	—	$168,862
Forward foreign currency exchange contracts	—	$48,425	—	48,425

Total	$168,862	$48,425	—	$217,287

[2]	Derivative financial instruments are financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

99

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial future contracts	$559,000	—	—	$559,000
Foreign currency at value	3,493	—	—	3,493
Liabilities:
Collateral on securities loaned at value	—	$(17,150,524)	—	(17,150,524)

Total	$562,493	$(17,150,524)	—	$(16,588,031)

There were no transfers between levels during the period ended March 31, 2014.

100

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities	Par (000)		Value

Access Group, Inc., Class A2 (a):
Series 2005-1, 0.34%, 3/23/20	USD	1,762	$1,758,897
Series 2005-A, 0.46%, 4/27/26		1,811	1,801,676
Series 2007-1, 0.27%, 4/25/17		3,693	3,676,991
ACE Securities Corp. Home Equity Loan Trust (a):
Series 2005-AG1, Class A2D, 0.51%, 8/25/35		1,875	1,776,433
Series 2005-HE2, Class M3, 0.87%, 4/25/35		2,866	2,852,261
Series 2005-HE4, Class M2, 0.67%, 7/25/35		3,400	3,371,287
American Credit Acceptance Receivables Trust, Series 2014- 1, Class A, 1.14%, 3/12/18 (b)		2,634	2,634,745
American Express Credit Account Master Trust, Class C (b):
Series 2005-2, 0.65%, 10/16/17 (a)		700	699,255
Series 2012-2, 1.29%, 3/15/18		3,230	3,235,924
AmeriCredit Automobile Receivables Trust:
Series 2010-1, Class C, 5.19%, 8/17/15		823	826,937
Series 2010-1, Class D, 6.65%, 7/17/17		1,500	1,511,211
Series 2010-4, Class D, 4.20%, 11/08/16		2,600	2,691,187
Series 2011-1, Class C, 2.85%, 8/08/16		2,820	2,857,390
Series 2011-2, Class D, 4.00%, 5/08/17		1,700	1,756,787
Series 2011-3, Class C, 2.86%, 1/09/17		1,900	1,930,341
Series 2012-5, Class B, 1.12%, 11/08/17		3,040	3,051,367
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, Series 2005-R6, Class A2, 0.35%, 8/25/35 (a)		198	196,242
Bank One Issuance Trust, Series 2004-C2, Class C2, 0.96%, 2/15/17 (a)		2,635	2,637,411
Bear Stearns Asset-Backed Securities I Trust (a):
Series 2004-BO1, Class 2A1, 0.47%, 10/25/34		572	571,540
Series 2006-HE1, Class 1A3, 0.48%, 12/25/35		3,565	3,508,566
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.40%, 11/25/37 (a)		486	481,303
Carfinance Capital Auto Trust, Class A (b):
Series 2013-1A, 1.65%, 7/17/17		2,024	2,031,536
Series 2013-2A, 1.75%, 11/15/17		2,625	2,631,899
Series 2014-1A, 1.46%, 12/17/18		4,300	4,270,708
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30		23	23,206
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2, 1.40%, 10/25/37 (a)(b)		6,569	6,547,145
Citigroup Mortgage Loan Trust, Series 2007-WFH2, Class A2, 0.30%, 3/25/37 (a)		215	215,177
Countrywide Asset-Backed Certificates (a):
Series 2005-4, Class MV1, 0.61%, 10/25/35		628	627,728
Series 2005-8, Class M1, 0.62%, 12/25/35		3,075	3,026,885
CPS Auto Receivables Trust, Series 2011-B, Class B, 5.68%, 9/17/18 (b)		1,165	1,213,558
Credit Suisse Mortgage Capital Certificates, Series 2006-CF3, Class A1, 0.42%, 10/25/36 (a)(b)		2,055	2,013,750
DT Auto Owner Trust, Series 2012- 2A (b):
Class C, 2.72%, 4/17/17		2,300	2,313,448
Class D, 4.35%, 3/15/19		3,400	3,484,983
Exeter Automobile Receivables Trust (b):
Series 2013-1A, Class A, 1.29%, 10/16/17		2,680	2,684,014
Series 2013-1A, Class B, 2.41%, 5/15/18		2,300	2,320,084
Series 2014-1A, Class A, 1.29%, 5/15/18		13,780	13,797,752
First Franklin Mortgage Loan Trust (a):
Series 2004-FF10, Class A3, 0.69%, 9/25/34		43	43,414
Series 2005-FF2, Class M2, 0.81%, 3/25/35		1,080	1,078,537
Series 2005-FF4, Class M1, 0.58%, 5/25/35		3,194	3,179,960
Series 2005-FF10, Class A4, 0.47%, 11/25/35		1,171	1,113,355

101

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities (Cont.)	Par (000)		Value

First Investors Auto Owner Trust, Class A2 (b):
Series 2013-1A, 0.90%, 10/15/18	USD	2,424	$2,426,705
Series 2013-3A, 0.89%, 9/15/17		1,800	1,802,124
HLSS Servicer Advance Receivables Backed Notes (b):
Series 2012-T2, Class A2, 1.99%, 10/15/45		1,115	1,122,805
Series 2012-T2, Class B2, 2.48%, 10/15/45		100	100,940
Series 2012-T2, Class C2, 3.96%, 10/15/45		3,726	3,806,854
Series 2012-T2, Class D2, 4.94%, 10/15/45		870	890,706
Series 2013-T1, Class A2, 1.50%, 1/16/46		11,220	11,197,560
Series 2013-T1, Class D2, 3.23%, 1/16/46		1,810	1,824,480
Series 2013-T2, Class A2, 1.15%, 5/16/44		8,200	8,172,120
Series 2013-T2, Class C2, 1.84%, 5/16/44		1,000	997,800
Series 2013-T2, Class D2, 2.39%, 5/16/44		1,350	1,345,545
Series 2013-T4, Class C, 1.78%, 8/15/44		1,150	1,150,000
Series 2013-T6, Class A, 1.29%, 9/15/44		3,000	3,004,500
Series 2013-T6, Class C, 1.73%, 9/15/44		900	899,730
Series 2014-T1, Class A, 1.24%, 1/17/45		1,200	1,200,720
Series 2014-T1, Class B, 1.54%, 1/17/45		2,100	2,100,630
Series 2014-T1, Class C, 1.79%, 1/17/45		2,000	2,000,600
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A5, 0.00%, 3/25/36 (c)		4,500	4,027,851
Iowa Student Loan Liquidity Corp., Series 2005-1, Class A2, 0.33%, 3/25/22 (a)		8,023	6,406,963
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M3, 0.87%, 9/25/35 (a)		314	309,758
JPMorgan Mortgage Acquisition Corp. (a):
Series 2005-OPT2, Class A1B, 0.44%, 12/25/35		1,330	1,290,450
Series 2007-CH1, Class AV4, 0.28%, 11/25/36		1,237	1,224,847
KeyCorp Student Loan Trust, Class 2A3 (a):
Series 2005-A, 0.46%, 9/28/26		1,107	1,107,304
Series 2006-A, 0.42%, 6/27/29		9,446	9,324,449
MASTR Asset-Backed Securities Trust, Series 2006-FRE1, Class A3, 0.33%, 12/25/35 (a)		682	679,648
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE3, Class M2, 0.93%, 7/25/35 (a)		809	805,219
The National Collegiate Student Loan Trust (a):
Series 2004-1, Class A2, 0.49%, 6/25/27		2,900	2,825,339
Series 2005-2, Class A3, 0.34%, 2/25/28		4,163	4,087,079
Series 2005-3, Class A3, 0.39%, 7/25/28		7,109	7,007,508
Series 2005-3, Class A4, 0.43%, 4/25/29		2,258	2,150,311
Series 2006-1, Class A3, 0.34%, 5/25/26		935	922,086
Series 2006-2, Class A2, 0.30%, 7/25/26		9,022	8,880,708
Series 2007-4, Class A2A3, 3.70%, 12/26/25		1,950	1,939,893
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 1.00%, 2/15/45 (b)		1,650	1,646,106
Nationstar Mortgage Advance Receivables Trust, Series 2013-T2A, Class A2, 1.68%, 6/20/46 (b)		4,770	4,747,629
New Residential Advance Receivables Trust, Series 2014- T1 (b):
Class A1, 1.27%, 3/15/45		3,700	3,700,252
Class B1, 1.67%, 3/15/45		1,300	1,300,057
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-WF1, Class A3, 0.29%, 3/25/36 (a)		826	823,286
ORES NPL LLC, Series 2014-LV3, Class A, 3.00%, 3/27/24 (b)		4,000	4,000,000

102

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities (Cont.)	Par (000)		Value

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (a):
Series 2004-MHQ1, Class M1, 1.20%, 12/25/34	USD	144	$143,787
Series 2004-WWF1, Class M2, 1.17%, 12/25/34		1,787	1,783,522
Series 2005-WCW3, Class A2C, 0.53%, 8/25/35		4,050	3,963,570
RAMP Trust (a):
Series 2005-RS6, Class M1, 0.65%, 6/25/35		3,582	3,524,228
Series 2005-RZ4, Class A2, 0.41%, 11/25/35		225	224,243
RASC Trust, Series 2005-AHL3, Class A2, 0.39%, 11/25/35 (a)		3,215	3,121,025
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 10/15/15 (b)		8,688	8,725,216
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		993	1,005,318
Series 2010-3, Class C, 3.06%, 11/15/17		4,130	4,204,681
Series 2010-B, Class C, 3.02%, 10/17/16 (b)		4,459	4,481,143
Series 2011-1, Class C, 3.11%, 5/16/16		5,000	5,068,260
Series 2011-1, Class D, 4.01%, 2/15/17		14,720	15,242,619
Series 2011-3, Class B, 2.50%, 12/15/15		386	386,883
Series 2011-3, Class D, 4.23%, 5/15/17		3,900	4,086,833
Series 2011-4, Class C, 3.82%, 8/15/17		3,490	3,579,731
Series 2011-4, Class D, 4.74%, 9/15/17		1,220	1,289,485
Series 2011-S2A, Class C, 2.86%, 6/15/17 (b)		7	6,793
Series 2012-1, Class C, 3.78%, 11/15/17		300	308,911
Series 2012-2, Class B, 2.09%, 8/15/16		3,400	3,423,066
Series 2012-2, Class D, 3.87%, 2/15/18		2,000	2,090,140
Series 2012-3, Class D, 3.64%, 5/15/18		12,400	12,969,234
Series 2012-4, Class B, 1.83%, 3/15/17		2,800	2,831,262
Series 2013-1, Class C, 1.76%, 1/15/19		2,821	2,832,766
Series 2013-2, Class B, 1.33%, 3/15/18		3,005	3,017,227
Series 2013-3 Class C, 1.81%, 4/15/19		2,590	2,598,721
Series 2013-A, Class B, 1.89%, 10/15/19 (b)		2,300	2,323,925
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		4,100	4,213,746
Series 2014-1, Class B, 1.59%, 10/15/18		4,320	4,325,219
Series 2014-1, Class C, 2.36%, 4/15/20		3,020	3,046,023
SLM Private Credit Student Loan Trust (a):
Series 2003-A, Class A2, 0.67%, 9/15/20		10,908	10,762,151
Series 2003-B, Class A2, 0.63%, 3/15/22		2,995	2,930,644
Series 2004-A, Class A2, 0.43%, 3/16/20		5,725	5,697,748
Series 2004-B, Class A2, 0.43%, 6/15/21		9,246	9,158,464
Series 2005-A, Class A2, 0.37%, 12/15/20		2,279	2,273,630
Series 2005-B, Class A2, 0.41%, 3/15/23		6,886	6,795,277
Series 2006-B, Class A4, 0.41%, 3/15/24		687	677,311
Series 2006-C, Class A3, 0.36%, 6/15/21		1,572	1,571,017
SLM Private Education Loan Trust (a)(b):
Series 2009-CT, Class 1A, 2.35%, 4/15/39		335	335,209
Series 2010-A, Class 1A, 3.20%, 5/16/44		4,231	4,390,468
Series 2011-A, Class A1, 1.16%, 10/15/24		11,062	11,114,805
Series 2011-B, Class A1, 1.01%, 12/16/24		1,431	1,435,345
Series 2011-C, Class A1, 1.56%, 12/15/23		1,567	1,578,523
Series 2012-A, Class A1, 1.56%, 8/15/25		2,622	2,656,480
Series 2012-B, Class A1, 1.26%, 12/15/21		5,770	5,795,485
Series 2012-C, Class A1, 1.26%, 8/15/23		2,997	3,015,124
Series 2012-D, Class A1, 1.21%, 6/15/23		2,194	2,208,441
Series 2012-E, Class A1, 0.91%, 10/16/23		12,907	12,930,763

103

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities (Cont.)	Par (000)		Value

SLM Private Education Loan Trust (a)(b) (cont):
Series 2013-A, Class A1, 0.76%, 8/15/22	USD	6,876	$6,889,339
Series 2013-B, Class A1, 0.81%, 7/15/22		9,999	10,018,769
Series 2013-C, Class A1, 1.01%, 2/15/22		5,262	5,290,283
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 0.41%, 12/25/35 (a)		4,353	4,209,656
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 0.36%, 6/25/37 (a)(b)		4,553	4,432,519
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 0.85%, 12/10/18 (a)(b)		9,690	9,720,233
Vericrest Opportunity Loan Trust XIX LLC, Series 2013-NPL5, Class A1, 3.63%, 4/25/55 (b)		2,406	2,414,700
Vericrest Opportunity Loan Trust XXI LLC, Series 2013-NPL7, Class A1, 3.63%, 11/25/53 (b)		3,229	3,245,699

Total Asset-Backed Securities - 13.2%			446,061,112

Corporate Bonds

Aerospace & Defense - 0.9%
Crane Co.:
2.75%, 12/15/18		688	690,052
4.45%, 12/15/23		1,550	1,595,260
Eaton Corp., 0.95%, 11/02/15		3,000	3,010,347
L-3 Communications Corp.:
3.95%, 11/15/16		1,250	1,330,601
4.75%, 7/15/20		2,400	2,515,102
4.95%, 2/15/21		7,468	7,998,572
Lockheed Martin Corp.:
3.35%, 9/15/21		8,439	8,604,008
4.85%, 9/15/41		2,000	2,101,198
4.07%, 12/15/42		1,592	1,492,925
Raytheon Co., 4.70%, 12/15/41		2,100	2,198,078

			31,536,143

Air Freight & Logistics - 0.0%
United Parcel Service, Inc., 4.88%, 11/15/40		400	430,521

Airlines - 0.1%
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 2/15/27		4,400	4,534,772

Auto Components - 0.3%
Delphi Corp.:
5.00%, 2/15/23		850	901,000
4.15%, 3/15/24		3,200	3,196,138
Lear Corp.:
4.75%, 1/15/23 (b)		1,000	975,000
5.38%, 3/15/24		3,775	3,841,062

			8,913,200

Beverages - 0.6%
Bottling Group LLC, 5.13%, 1/15/19		1,100	1,240,941
Diageo Capital PLC, 0.63%, 4/29/16		2,800	2,787,081
Diageo Finance BV, 3.25%, 1/15/15		2,000	2,044,944
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		1,250	1,295,698
PepsiCo, Inc.:
7.90%, 11/01/18		2,000	2,510,544
2.75%, 3/01/23		3,400	3,222,612
3.60%, 3/01/24		4,000	4,005,060
4.88%, 11/01/40		1,000	1,056,792
3.60%, 8/13/42		2,000	1,734,500

			19,898,172

Biotechnology - 0.8%
Amgen, Inc., 2.30%, 6/15/16		3,240	3,332,833
Biogen Idec, Inc., 6.88%, 3/01/18		5,328	6,271,434
Celgene Corp.:
2.30%, 8/15/18		4,700	4,703,534
3.95%, 10/15/20		3,900	4,075,508
3.25%, 8/15/22		1,900	1,851,683
Gilead Sciences, Inc.:
3.05%, 12/01/16		1,400	1,472,142
2.05%, 4/01/19		5,000	4,954,915

			26,662,049

Capital Markets - 2.6%
The Bank of New York Mellon Corp., 0.70%, 3/04/16		4,600	4,592,120
The Bear Stearns Cos. LLC:
5.70%, 11/15/14		800	825,669
6.40%, 10/02/17		2,500	2,885,437
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18		3,700	4,190,202
6.15%, 4/01/18		1,500	1,714,788
2.90%, 7/19/18		4,700	4,793,032
2.63%, 1/31/19		2,700	2,693,083
7.50%, 2/15/19		1,200	1,451,746
6.00%, 6/15/20		3,500	4,019,081

104

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)		Value

Capital Markets (cont.)
The Goldman Sachs Group, Inc. (cont.):
5.75%, 1/24/22	USD	1,400	$1,587,487
3.63%, 1/22/23		11,500	11,312,619
6.75%, 10/01/37		5,350	6,128,527
6.25%, 2/01/41		3,050	3,621,707
Morgan Stanley:
2.88%, 7/28/14		3,400	3,424,408
1.75%, 2/25/16		3,000	3,038,706
6.25%, 8/28/17		1,500	1,716,718
2.50%, 1/24/19		3,800	3,789,417
5.63%, 9/23/19		10,000	11,374,230
3.75%, 2/25/23		7,500	7,452,457
4.10%, 5/22/23		2,900	2,870,603
6.38%, 7/24/42		2,700	3,293,652

			86,775,689

Chemicals - 0.9%
CF Industries, Inc.:
5.15%, 3/15/34		1,100	1,131,022
5.38%, 3/15/44		2,025	2,111,200
Ecolab, Inc., 1.00%, 8/09/15		2,900	2,908,932
LYB International Finance BV:
4.00%, 7/15/23		4,150	4,232,348
4.88%, 3/15/44		2,200	2,196,029
LyondellBasell Industries NV:
5.00%, 4/15/19		5,300	5,901,333
6.00%, 11/15/21		7,300	8,550,870
RPM International, Inc., 6.13%, 10/15/19		2,453	2,770,193

			29,801,927

Commercial Banks - 2.0%
ANZ New Zealand International Ltd., 1.13%, 3/24/16 (b)		2,500	2,508,048
Bank of Nova Scotia:
0.95%, 3/15/16		4,200	4,225,183
1.10%, 12/13/16		5,000	5,021,210
Discover Bank, 4.20%, 8/08/23		290	297,334
Export-Import Bank of Korea:
4.00%, 1/29/21		1,446	1,520,476
4.00%, 1/14/24		2,500	2,587,065
Fifth Third Bancorp:
0.90%, 2/26/16		2,900	2,903,642
2.30%, 3/01/19		3,800	3,773,468
HSBC Bank USA NA, 5.88%, 11/01/34		1,700	1,926,126
HSBC Holdings PLC:
6.50%, 9/15/37		1,700	2,011,345
5.25%, 3/14/44		525	530,857
Royal Bank of Canada:
0.85%, 3/08/16		4,600	4,610,552
1.13%, 7/21/17		19,650	19,697,612
U.S. Bancorp, 2.20%, 11/15/16		4,000	4,128,784
Wachovia Bank NA, 6.00%, 11/15/17		5,400	6,221,534
Wells Fargo & Co., 3.00%, 1/22/21		4,700	4,703,234

			66,666,470

Commercial Services & Supplies - 0.1%
Catholic Health Initiatives, 4.35%, 11/01/42		1,600	1,463,987
GATX Corp., 2.50%, 7/30/19		1,500	1,482,167
RR Donnelley & Sons Co., 6.00%, 4/01/24		1,600	1,612,000

			4,558,154

Communications Equipment - 0.2%
Cisco Systems, Inc., 2.13%, 3/01/19		5,000	4,977,630

Computer Services Software & Systems - 0.0%
Perrigo Co. PLC., 2.30%, 11/08/18 (b)		550	544,029

Computers & Peripherals - 0.5%
Apple, Inc.:
2.40%, 5/03/23		4,400	4,080,023
3.85%, 5/04/43		3,000	2,660,400
EMC Corp., 2.65%, 6/01/20		4,500	4,479,242
Hewlett-Packard Co.:
4.75%, 6/02/14		2,900	2,920,239
2.75%, 1/14/19		4,000	4,026,452

			18,166,356

Consumer Finance - 0.2%
Capital One Bank USA NA, 2.15%, 11/21/18		2,150	2,132,929
Caterpillar Financial Services Corp., 0.70%, 2/26/16		3,600	3,599,993
MasterCard, Inc., 2.00%, 4/01/19		1,955	1,946,556

			7,679,478

Containers & Packaging - 0.1%
Packaging Corp. of America, 4.50%, 11/01/23		2,000	2,070,232
Rock-Tenn Co., 4.90%, 3/01/22		1,900	2,031,622

			4,101,854

Diversified Financial Services - 4.9%
American Express Credit Corp.:
2.75%, 9/15/15		2,600	2,679,045
2.38%, 3/24/17		3,000	3,107,277
2.13%, 3/18/19		5,000	4,979,770
American Honda Finance Corp., 1.13%, 10/07/16		4,635	4,664,289

105

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)		Value

Diversified Financial Services (cont.)
Associates Corp. of North America, 6.95%, 11/01/18	USD	964	$1,147,454
Bank of America Corp.:
5.49%, 3/15/19		1,500	1,666,115
5.63%, 7/01/20		4,500	5,120,766
5.70%, 1/24/22		8,000	9,178,600
3.30%, 1/11/23		11,200	10,797,797
4.13%, 1/22/24		5,000	5,056,345
5.88%, 2/07/42		2,150	2,486,002
4.88%, 4/01/44		4,575	4,595,816
BNP Paribas SA:
1.38%, 3/17/17		5,000	4,995,110
2.40%, 12/12/18		4,000	3,999,664
Citigroup, Inc.:
6.38%, 8/12/14		712	726,949
4.45%, 1/10/17		4,200	4,536,113
2.50%, 9/26/18		3,000	3,016,287
8.50%, 5/22/19		1,600	2,038,528
5.38%, 8/09/20		5,000	5,625,885
3.50%, 5/15/23		2,700	2,547,315
6.13%, 8/25/36		800	875,218
8.13%, 7/15/39		3,300	4,772,810
5.88%, 1/30/42		350	401,737
Ford Motor Credit Co. LLC:
3.88%, 1/15/15		2,900	2,969,237
1.70%, 5/09/16		2,800	2,831,265
General Electric Capital Corp.:
2.25%, 11/09/15		2,000	2,053,110
2.30%, 1/14/19		4,000	4,035,872
4.38%, 9/16/20		4,000	4,344,520
4.63%, 1/07/21		1,600	1,761,635
6.75%, 3/15/32		500	642,866
6.88%, 1/10/39		2,800	3,687,435
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (b):
4.88%, 3/15/19		1,525	1,551,688
6.00%, 8/01/20		1,725	1,828,500
IntercontinentalExchange Group, Inc., 2.50%, 10/15/18		3,000	3,031,941
Jefferies Group LLC, 5.13%, 1/20/23		940	987,955
JPMorgan Chase & Co.:
1.13%, 2/26/16		4,500	4,517,298
2.00%, 8/15/17		4,100	4,156,367
4.25%, 10/15/20		6,000	6,415,632
3.25%, 9/23/22		2,600	2,561,237
3.20%, 1/25/23		10,900	10,569,403
3.38%, 5/01/23		1,800	1,703,914
5.60%, 7/15/41		1,000	1,133,139
JPMorgan Chase Bank NA, 6.00%, 10/01/17		800	911,294
Leucadia National Corp., 5.50%, 10/18/23		8,075	8,412,818
Merrill Lynch & Co., Inc.:
6.88%, 4/25/18		3,550	4,186,550
6.11%, 1/29/37		1,300	1,453,889

			164,762,457

Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
2.40%, 8/15/16		1,250	1,287,850
2.38%, 11/27/18		5,565	5,592,652
3.00%, 2/15/22		2,400	2,330,220
5.35%, 9/01/40		1,231	1,258,001
5.55%, 8/15/41		5,000	5,249,055
British Telecommunications PLC, 1.25%, 2/14/17		1,550	1,545,503
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		4,250	4,134,277
Verizon Communications, Inc.:
3.65%, 9/14/18		4,500	4,790,394
4.50%, 9/15/20		4,500	4,887,194
5.05%, 3/15/34		3,200	3,282,797
6.90%, 4/15/38		900	1,114,826
7.35%, 4/01/39		1,700	2,206,321
4.75%, 11/01/41		2,100	2,026,063
6.55%, 9/15/43		4,675	5,689,171

			45,394,324

Electric Utilities - 1.6%
Commonwealth Edison Co.:
4.70%, 4/15/15		1,000	1,039,850
4.70%, 1/15/44		2,101	2,199,161
Series 100, 5.88%, 2/01/33		3,500	4,152,981
Duke Energy Corp.:
2.15%, 11/15/16		2,100	2,156,706
5.05%, 9/15/19		2,000	2,230,082
Duke Energy Florida, Inc., 3.85%, 11/15/42		2,500	2,275,050
MidAmerican Energy Holdings Co., 5.75%, 4/01/18		6,550	7,455,629
Mississippi Power Co., 4.25%, 3/15/42		1,700	1,567,703
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19		3,500	3,485,622
Nisource Finance Corp., 4.80%, 2/15/44		1,125	1,077,444
Northern States Power Co., 5.25%, 7/15/35		2,500	2,826,547
Pacific Gas & Electric Co.:
5.63%, 11/30/17		1,500	1,702,851
3.25%, 9/15/21		2,900	2,889,624
3.75%, 8/15/42		3,000	2,608,380

106

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)		Value

Electric Utilities (cont.)
PacifiCorp:
5.50%, 1/15/19	USD	1,300	$1,490,442
6.25%, 10/15/37		1,000	1,263,276
Progress Energy, Inc.:
4.88%, 12/01/19		3,100	3,439,366
4.40%, 1/15/21		3,700	3,962,966
3.15%, 4/01/22		950	933,209
The Southern Co., 4.15%, 5/15/14		900	903,950
Tampa Electric Co., 2.60%, 9/15/22		2,000	1,886,934
Xcel Energy, Inc., 0.75%, 5/09/16		3,200	3,191,354

			54,739,127

Electrical Equipment - 0.1%
Roper Industries, Inc., 2.05%, 10/01/18		3,500	3,442,005

Electronic Equipment, Instruments & Components - 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17		2,900	3,353,490

Food & Staples Retailing - 0.6%
CVS Caremark Corp.:
6.13%, 8/15/16		2,300	2,556,057
2.25%, 12/05/18		3,125	3,127,487
The Kroger Co., 3.30%, 1/15/21		5,000	4,995,400
Wal-Mart Stores, Inc.:
1.13%, 4/11/18		2,000	1,960,716
5.63%, 4/01/40		3,500	4,138,204
5.63%, 4/15/41		3,800	4,507,351

			21,285,215

Food Products - 0.5%
The Hershey Co., 4.13%, 12/01/20		1,550	1,680,685
Kellogg Co.:
4.45%, 5/30/16		100	107,213
3.25%, 5/21/18		1,550	1,618,845
Mead Johnson Nutrition Co., 4.90%, 11/01/19		4,500	4,916,327
Mondelez International, Inc.:
4.13%, 2/09/16		2,000	2,113,876
2.25%, 2/01/19		4,000	3,963,420
Unilever Capital Corp., 2.20%, 3/06/19		3,400	3,399,735

			17,800,101

Gas Utilities - 0.1%
Southern California Gas Co., 3.75%, 9/15/42		1,800	1,661,708

Health Care Equipment & Supplies - 0.7%
Baxter International, Inc., 1.85%, 6/15/18		1,650	1,640,618
Boston Scientific Corp., 2.65%, 10/01/18		2,000	2,015,096
Covidien International Finance SA:
4.20%, 6/15/20		5,045	5,378,671
3.20%, 6/15/22		6,600	6,494,684
2.95%, 6/15/23		4,400	4,169,471
St. Jude Medical, Inc., 3.25%, 4/15/23		2,600	2,521,651

			22,220,191

Health Care Providers & Services - 1.5%
Aetna, Inc., 2.75%, 11/15/22		3,500	3,287,557
AmerisourceBergen Corp.:
5.88%, 9/15/15		2,000	2,143,608
4.88%, 11/15/19		900	1,007,256
3.50%, 11/15/21		6,250	6,399,294
Cardinal Health, Inc., 1.70%, 3/15/18		2,200	2,180,710
CHS/Community Health Systems, Inc., 5.13%, 8/01/21 (b)		5,075	5,201,875
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18		3,550	3,731,937
Express Scripts Holding Co., 3.13%, 5/15/16		3,000	3,125,445
HCA, Inc., 3.75%, 3/15/19		3,370	3,382,638
Humana, Inc., 6.45%, 6/01/16		4,100	4,554,022
McKesson Corp.:
1.40%, 3/15/18		4,500	4,387,617
2.85%, 3/15/23		2,700	2,539,393
UnitedHealth Group, Inc.:
4.70%, 2/15/21		3,100	3,419,802
4.25%, 3/15/43		2,600	2,476,708
WellPoint, Inc., 5.25%, 1/15/16		2,890	3,104,906

			50,942,768

Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc., 2.60%, 5/15/18		1,200	1,187,414
McDonald’s Corp.:
6.30%, 10/15/37		1,000	1,258,593
4.88%, 7/15/40		1,600	1,708,246
Starbucks Corp., 0.88%, 12/05/16		2,450	2,440,007
Wyndham Worldwide Corp.:
4.25%, 3/01/22		1,550	1,567,771
3.90%, 3/01/23		1,550	1,518,575
Yum! Brands, Inc.:
4.25%, 9/15/15		2,000	2,096,294
5.30%, 9/15/19		2,241	2,482,708
6.88%, 11/15/37		542	655,693

			14,915,301

107

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)		Value

Household Durables - 0.0%
Tupperware Brands Corp., 4.75%, 6/01/21	USD	700	$733,819

Household Products - 0.1%
Kimberly-Clark Corp., 2.40%, 3/01/22		1,250	1,195,434
Whirlpool Corp., 1.35%, 3/01/17		2,525	2,519,329

			3,714,763

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20		3,200	3,494,950
Exelon Generation Co. LLC, 5.75%, 10/01/41		500	524,470
PSEG Power LLC:
2.45%, 11/15/18		400	400,142
4.15%, 9/15/21		1,150	1,193,705
Southern Power Co., 5.15%, 9/15/41		1,000	1,052,106

			6,665,373

Industrial Conglomerates - 0.1%
General Electric Co.:
4.13%, 10/09/42		1,200	1,153,072
4.50%, 3/11/44		1,650	1,675,596

			2,828,668

Insurance - 1.1%
Aflac, Inc.:
8.50%, 5/15/19		1,500	1,927,888
3.63%, 6/15/23		4,000	4,031,236
American International Group, Inc.:
6.40%, 12/15/20		1,200	1,429,730
8.18%, 5/15/58 (a)		500	656,875
Berkshire Hathaway, Inc.:
1.90%, 1/31/17		2,400	2,456,025
3.00%, 2/11/23		3,500	3,437,182
Fidelity National Financial, Inc., 5.50%, 9/01/22		1,225	1,304,259
Genworth Holdings, Inc., 4.80%, 2/15/24		3,195	3,323,659
Markel Corp.:
5.35%, 6/01/21		1,300	1,427,413
3.63%, 3/30/23		1,300	1,264,019
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15		192	205,297
4.80%, 7/15/21		1,600	1,749,074
Protective Life Corp., 8.45%, 10/15/39		800	1,106,898
Prudential Financial, Inc., 4.75%, 9/17/15		3,900	4,120,128
Willis Group Holdings PLC:
4.13%, 3/15/16		2,600	2,730,143
5.75%, 3/15/21		2,700	2,988,584
XLIT Ltd., 5.75%, 10/01/21		1,400	1,613,609

			35,772,019

Internet & Catalog Retail - 0.1%
Amazon.com, Inc., 1.20%, 11/29/17		2,600	2,574,281

Internet Software & Services - 0.3%
Baidu, Inc., 3.25%, 8/06/18		7,000	7,147,476
eBay, Inc., 2.60%, 7/15/22		850	806,900
VeriSign, Inc., 4.63%, 5/01/23		1,325	1,272,000

			9,226,376

IT Services - 0.5%
Fiserv, Inc., 3.50%, 10/01/22		4,000	3,906,636
International Business Machines Corp.:
2.00%, 1/05/16		8,600	8,820,582
7.63%, 10/15/18		2,050	2,544,187

			15,271,405

Leisure Equipment & Products - 0.1%
Mattel, Inc., 2.50%, 11/01/16		750	774,090
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		3,654	3,745,350

			4,519,440

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14		1,600	1,627,454
3.20%, 3/01/16		2,800	2,919,014
2.40%, 2/01/19		325	323,641
5.30%, 2/01/44		2,000	2,155,328

			7,025,437

Machinery - 0.3%
Danaher Corp., 2.30%, 6/23/16		450	465,037
Dover Corp., 4.30%, 3/01/21		2,400	2,570,774
Illinois Tool Works, Inc., 1.95%, 3/01/19		4,000	3,944,180

108

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)		Value

Machinery (cont.)
Ingersoll-Rand Global Holding Co. Ltd. (b):
2.88%, 1/15/19	USD	400	$398,811
5.75%, 6/15/43		1,500	1,657,841
Trinity Acquisition PLC, 6.13%, 8/15/43		1,100	1,161,944

			10,198,587

Media - 1.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		800	820,000
5.63%, 2/15/24		800	820,000
Comcast Corp.:
5.70%, 5/15/18		2,450	2,813,622
3.13%, 7/15/22		2,550	2,520,652
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.55%, 3/15/15		3,600	3,698,705
4.45%, 4/01/24		2,600	2,607,335
5.15%, 3/15/42		4,500	4,254,259
DISH DBS Corp.:
7.88%, 9/01/19		2,700	3,192,750
6.75%, 6/01/21		1,200	1,344,000
NBCUniversal Enterprise, Inc. (b):
1.97%, 4/15/19		2,700	2,640,543
Scripps Networks Interactive, Inc., 2.70%, 12/15/16		2,300	2,387,000
Thomson Reuters Corp.:
0.88%, 5/23/16		1,600	1,594,088
1.30%, 2/23/17		350	348,235
Viacom, Inc.:
4.38%, 9/15/14		1,300	1,322,255
2.50%, 9/01/18		4,300	4,348,203
2.20%, 4/01/19		5,000	4,957,430
4.38%, 3/15/43		1,400	1,244,156
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (b)		1,225	1,264,812

			42,178,045

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		2,000	2,002,266
Xstrata Canada Corp., 6.20%, 6/15/35		600	621,103
Xstrata Finance Canada Ltd., 6.00%, 11/15/41 (b)		650	656,557

			3,279,926

Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc., Series 12-A, 4.20%, 3/15/42		2,400	2,294,885
Dominion Resources, Inc.:
6.40%, 6/15/18		4,050	4,719,558
4.45%, 3/15/21		2,100	2,261,788
4.05%, 9/15/42		1,700	1,521,169
SCANA Corp., 4.13%, 2/01/22		500	503,995

			11,301,395

Multiline Retail - 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21		1,200	1,264,000
5.00%, 1/15/44 (b)		791	827,649

			2,091,649

Oil, Gas & Consumable Fuels - 3.1%
BP Capital Markets PLC:
3.13%, 10/01/15		700	726,363
3.20%, 3/11/16		1,500	1,572,383
2.24%, 5/10/19		6,400	6,361,920
3.56%, 11/01/21		1,900	1,952,968
Buckeye Partners LP:
2.65%, 11/15/18		4,900	4,861,682
4.88%, 2/01/21		550	579,337
4.15%, 7/01/23		3,100	3,091,729
Canadian Natural Resources Ltd., 3.80%, 4/15/24		1,675	1,683,373
Chevron Corp.:
2.43%, 6/24/20		4,950	4,914,637
2.36%, 12/05/22		4,200	3,946,908
CNOOC Finance 2013 Ltd., 1.75%, 5/09/18		875	853,529
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16		500	558,370
DCP Midstream Operating LP:
3.25%, 10/01/15		2,000	2,062,654
2.70%, 4/01/19		2,900	2,893,017
Encana Corp., 6.50%, 5/15/19		400	468,385
Energy Transfer Equity LP, 7.50%, 10/15/20		5,998	6,860,212
Energy Transfer Partners LP:
9.70%, 3/15/19		842	1,087,936
9.00%, 4/15/19		373	468,062
4.15%, 10/01/20		3,950	4,076,258
Enterprise Products Operating LLC:
3.20%, 2/01/16		3,000	3,121,995

109

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)		Value

Oil, Gas & Consumable Fuels (cont.)
Enterprise Products Operating LLC (cont.):
5.20%, 9/01/20	USD	500	$558,101
5.75%, 3/01/35		1,500	1,672,704
5.95%, 2/01/41		900	1,030,421
Husky Energy, Inc.:
3.95%, 4/15/22		5,300	5,437,890
4.00%, 4/15/24		1,625	1,652,586
6.80%, 9/15/37		1,000	1,270,333
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		850	846,646
3.95%, 9/01/22		4,400	4,376,715
Marathon Oil Corp., 0.90%, 11/01/15		1,300	1,302,439
Petrobras International Finance Co.:
5.38%, 1/27/21		3,100	3,135,095
6.75%, 1/27/41		500	484,542
Petroleos Mexicanos:
5.50%, 1/21/21		1,100	1,201,750
4.88%, 1/24/22		1,300	1,358,500
6.50%, 6/02/41		4,800	5,256,000
6.38%, 1/23/45 (b)		3,900	4,207,125
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/01/19		600	766,834
Statoil ASA, 1.95%, 11/08/18		2,840	2,842,278
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/23		4,400	4,183,018
6.10%, 2/15/42		900	985,193
4.95%, 1/15/43		900	852,913
TransCanada PipeLines Ltd.:
6.50%, 8/15/18		2,850	3,361,190
3.80%, 10/01/20		4,200	4,411,743
Williams Partners LP, 3.80%, 2/15/15		800	821,605

			104,157,339

Paper & Forest Products - 0.1%
International Paper Co., 9.38%, 5/15/19		1,600	2,089,120

Pharmaceuticals - 1.3%
AbbVie, Inc., 1.20%, 11/06/15		1,300	1,311,094
Allergan, Inc., 1.35%, 3/15/18		2,950	2,885,053
AstraZeneca PLC:
6.45%, 9/15/37		2,500	3,139,988
4.00%, 9/18/42		3,400	3,144,898
Eli Lilly & Co.:
5.55%, 3/15/37		1,700	1,960,156
4.65%, 6/15/44		3,700	3,810,282
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		4,500	4,393,260
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16		2,500	2,500,483
5.65%, 5/15/18		1,200	1,376,762
6.38%, 5/15/38		500	636,547
Johnson & Johnson, 4.38%, 12/05/33		4,000	4,195,992
Novartis Capital Corp., 3.40%, 5/06/24		4,600	4,594,429
Pfizer, Inc., 6.20%, 3/15/19		1,500	1,775,940
Sanofi, 1.25%, 4/10/18		2,900	2,837,145
Sanofi-Aventis SA, 2.63%, 3/29/16		2,400	2,493,996
Zoetis, Inc., 1.15%, 2/01/16		3,000	3,011,922

			44,067,947

Professional Services - 0.0%
The Dun & Bradstreet Corp., 2.88%, 11/15/15		600	614,772

Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.:
4.63%, 4/01/15		4,000	4,143,932
4.50%, 1/15/18		2,100	2,264,718
3.40%, 2/15/19		1,768	1,811,733
5.05%, 9/01/20		1,300	1,399,194
4.70%, 3/15/22		2,900	3,030,109
Corrections Corp. of America:
4.13%, 4/01/20		2,900	2,863,750
4.63%, 5/01/23		2,425	2,340,125
Host Hotels & Resorts LP, 3.75%, 10/15/23		525	508,421
Simon Property Group LP:
5.65%, 2/01/20		1,000	1,159,015
4.75%, 3/15/42		1,900	1,969,494

			21,490,491

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		2,000	1,887,640
5.40%, 6/01/41		2,700	2,976,575
Canadian Pacific Railway Co., 7.13%, 10/15/31		1,000	1,272,650
Norfolk Southern Corp., 5.75%, 1/15/16		2,425	2,623,544
Union Pacific Corp.:
2.25%, 2/15/19		1,100	1,099,891
6.13%, 2/15/20		1,300	1,500,248

			11,360,548

Semiconductors & Semiconductor Equipment - 0.9%
Altera Corp., 2.50%, 11/15/18		7,900	7,913,067

110

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)		Value

Semiconductors & Semiconductor Equipment (cont.)
Intel Corp.:
3.30%, 10/01/21	USD	2,100	$2,148,470
2.70%, 12/15/22		3,000	2,863,791
4.80%, 10/01/41		2,650	2,738,083
Maxim Integrated Products, Inc.:
2.50%, 11/15/18		1,220	1,216,209
3.38%, 3/15/23		2,000	1,895,940
Seagate HDD Cayman (b):
3.75%, 11/15/18		7,500	7,725,000
4.75%, 6/01/23		3,100	3,061,250
Xilinx, Inc., 2.13%, 3/15/19		1,400	1,383,315

			30,945,125

Software - 0.2%
Microsoft Corp., 2.13%, 11/15/22		2,700	2,499,436
Oracle Corp.:
5.25%, 1/15/16		1,500	1,623,804
5.75%, 4/15/18		550	633,188
3.63%, 7/15/23		950	961,988
5.38%, 7/15/40		800	905,053

			6,623,469

Specialty Retail - 1.3%
Advance Auto Parts, Inc., 4.50%, 1/15/22		3,100	3,215,367
AutoZone, Inc., 1.30%, 1/13/17		3,850	3,841,734
The Gap, Inc., 5.95%, 4/12/21		5,635	6,344,565
The Home Depot, Inc.:
5.88%, 12/16/36		2,500	3,011,253
5.40%, 9/15/40		2,000	2,261,224
5.95%, 4/01/41		3,300	4,004,530
L Brands, Inc.:
6.90%, 7/15/17		2,167	2,478,506
8.50%, 6/15/19		4,000	4,840,000
O’Reilly Automotive, Inc., 4.63%, 9/15/21		5,300	5,633,555
QVC, Inc., 4.38%, 3/15/23		4,275	4,212,876
The Sherwin-Williams Co., 3.13%, 12/15/14		3,300	3,358,565

			43,202,175

Tobacco - 1.2%
Altria Group, Inc.:
4.13%, 9/11/15		2,600	2,724,569
5.38%, 1/31/44		7,600	7,944,994
Lorillard Tobacco Co., 3.50%, 8/04/16		650	684,947
Philip Morris International, Inc.:
5.65%, 5/16/18		4,300	4,930,130
1.88%, 1/15/19		3,550	3,503,900
2.90%, 11/15/21		7,700	7,598,968
6.38%, 5/16/38		2,500	3,085,225
4.88%, 11/15/43		1,000	1,031,671
Reynolds American, Inc.:
1.05%, 10/30/15		2,000	1,998,438
3.25%, 11/01/22		2,300	2,163,842
4.85%, 9/15/23		2,900	3,037,791
4.75%, 11/01/42		1,700	1,590,085
6.15%, 9/15/43		1,000	1,128,243

			41,422,803

Wireless Telecommunication Services - 0.0%
Vodafone Group PLC, 5.63%, 2/27/17		950	1,066,583

Total Corporate Bonds - 35.0%			1,180,184,686

Foreign Agency Obligations

Brazilian Government International Bond, 5.63%, 1/07/41		1,500	1,519,500
Kreditanstalt für Wiederaufbau, 2.75%, 10/01/20		7,900	8,043,464
Mexico Government International Bond:
3.50%, 1/21/21		2,915	2,951,438
6.75%, 9/27/34		2,400	2,928,000
6.05%, 1/11/40		1,300	1,478,750

Total Foreign Agency Obligations - 0.5%			16,921,152

Municipal Bonds

Bay Area Toll Authority, RB, San Francisco Toll Bridge:
Build America Bonds, Series S-1, 7.04%, 4/01/50		800	1,086,072
Series F-2, 6.26%, 4/01/49		425	549,504
Brazos Higher Education Authority, Series 2004-I, Class A2, 0.39%, 6/27/22 (a)		748	746,083
Chicago Transit Authority, RB, Series B, 6.90%, 12/01/40		450	536,454
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 4.24%, 12/15/37		875	822,229
City & County of San Francisco California Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series G, 6.95%, 11/01/50		900	1,202,553

111

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SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Municipal Bonds (Cont.)	Par (000)		Value

City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	USD	150	$174,989
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, Series D, 6.57%, 7/01/45		1,320	1,749,581
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38		450	526,599
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Build America Bonds, Fiscal 2010, Series EE, 6.01%, 6/15/42		1,000	1,227,080
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40		150	179,258
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41		450	595,314
County of San Diego California Regional Transportation Commission, RB, Build America Bonds, Series A, 5.91%, 4/01/48		600	744,096
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 1.30%, 7/01/16		1,725	1,742,957
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40		1,200	1,366,020
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41		700	951,118
Series F, 7.41%, 1/01/40		700	982,688
Port Authority of New York & New Jersey, RB, 164th Series, 5.65%, 11/01/40		800	922,296
Port Authority of New York & New Jersey, Refunding RB, 174th Series, 4.46%, 10/01/62		700	653,891
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39		1,150	1,603,330
7.63%, 3/01/40		1,150	1,604,928
7.60%, 11/01/40		250	352,082
State of Illinois, GO:
Build America Bonds, 7.35%, 7/01/35		650	756,658
Pension, 5.10%, 6/01/33		1,000	987,350
State of Mississippi, GO, Refunding Build America Bonds, Series F, 5.25%, 11/01/34		600	667,920
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40		675	770,094
State of Oregon Department of Transportation, RB, Sub-Lien, Series A, 5.83%, 11/15/34		400	488,304
State of Texas, GO, Build America Bonds, Series A, 5.52%, 4/01/39		1,000	1,195,670
University of California, Refunding RB, Series AJ, 4.60%, 5/15/31		1,000	1,075,780
University of Missouri, RB, Build America Bonds, Series A, 5.79%, 11/01/41		300	370,764

Total Municipal Bonds - 0.8%			26,631,662

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 1.6%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 8A11, 0.38%, 7/25/35 (a)		468	465,070
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21		273	283,957
Citigroup Mortgage Loan Trust, Series 2014-A, Class A, 4.00%, 1/25/35 (a)(b)		1,660	1,724,708
Connecticut Avenue Securities Series, Series 2014-C01, Class M1, 1.75%, 1/25/24 (a)		4,614	4,663,159
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35		450	466,976
CSMC Trust (a)(b):
Series 2009-13R, Class 5A1, 0.67%, 1/26/35		6,727	6,661,049
Series 2010-20R, Class 7A6, 3.50%, 3/27/37		4,822	4,859,527

112

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SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgage-Backed Securities (Cont.)	Par (000)			Value

Collateralized Mortgage Obligations (cont.)
CSMC Trust (a)(b) (cont.):
Series 2011-4R, Class 4A6, 4.00%, 8/27/37	USD	1,884		$1,934,653
Series 2013-8R, Class 7A1, 0.32%, 4/27/37		1,619		1,537,753
Series 2013-8R, Class 8A1, 0.39%, 5/27/37		6,063		5,814,439
GreenPoint Mortgage Funding Trust, Class A1A (a):
Series 2006-AR4, 0.25%, 9/25/46		—	(d)	9
Series 2006-AR5, 0.23%, 10/25/46		—	(d)	29
HSI Asset Securitization Corp. Trust, Series 2005-NC2, Class 2A4, 0.93%, 8/25/35 (a)		110		109,620
MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.25%, 11/25/35		29		29,127
National RMBS Trust, Series 2006-3, Class A1, 0.31%, 10/20/37 (a)(b)		3,014		3,012,074
Nomura Resecuritization Trust, Series 2014-1R, Class 5A1, 0.30%, 10/25/36 (a)(b)		5,825		5,697,578
Puma Finance Property Ltd., Series G5, Class A1, 0.37%, 2/21/38 (a)(b)		826		815,269
RALI Trust:
Series 2004-QS4, Class A7, 4.00%, 3/25/34		81		84,164
Series 2004-QS5, Class A5, 4.75%, 4/25/34		812		838,796
Series 2004-QS9, Class A1, 5.00%, 6/25/19		322		322,697
RBSSP Resecuritization Trust, Series 2009-6, Class 13A4, 2.40%, 8/26/35 (a)(b)		2,175		2,197,819
Structured Agency Credit Risk Debt Notes, Class M1 (a):
Series 2013-DN1, 3.55%, 7/25/23		3,766		3,925,648
Series 2013-DN2, 1.60%, 11/25/23		9,071		9,122,133
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 1A8, 5.75%, 4/25/36		68		68,273

				54,634,527

Commercial Mortgage-Backed Securities - 8.3%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AM, 5.45%, 9/10/47		1,520		1,628,121
Series 2006-6, Class A4, 5.36%, 10/10/45		3,580		3,806,399
Series 2007-4, Class A4, 5.95%, 2/10/51 (a)		3,027		3,365,746
Series 2007-5, Class A4, 5.49%, 2/10/51		3,440		3,743,835
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.35%, 9/10/47 (a)		2,790		2,944,825
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)		2,710		2,879,299
Series 2005-PWR8, Class A4, 4.67%, 6/11/41		4,876		5,044,641
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)		500		524,242
CD Mortgage Trust, Series 2007- CD5, Class A4, 5.89%, 11/15/44 (a)		2,211		2,478,845
Citigroup Commercial Mortgage Trust, Series 2010-RR2, Class CA3A, 5.31%, 12/19/39 (a)(b)		640		692,553
Commercial Mortgage Trust:
Series 2005-GG3, Class A4, 4.80%, 8/10/42 (a)		2,496		2,537,748
Series 2006-C7, Class AM, 5.97%, 6/10/46 (a)		3,150		3,390,332
Series 2007-C9, Class A4, 5.99%, 12/10/49 (a)		3,244		3,643,549
Series 2007-GG9, Class AM, 5.48%, 3/10/39		1,980		2,130,017
Series 2013-CR7, Class A4, 3.21%, 3/10/46		1,700		1,659,193
Series 2013-CR9, Class A4, 4.24%, 7/10/45 (a)		600		634,871
Series 2013-CR12, Class A3, 3.77%, 10/10/46		990		1,000,733
Series 2013-CR12, Class A4, 4.05%, 10/10/46		1,600		1,652,722
Series 2013-LC6, Class AM, 3.28%, 1/10/46		1,290		1,252,025
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class A3, 5.79%, 6/15/38 (a)		9,981		10,815,442

113

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgage-Backed Securities (Cont.)	Par (000)		Value

Commercial Mortgage-Backed Securities (cont.)
Credit Suisse Commercial Mortgage Trust (cont.):
Series 2006-C3, Class AM, 5.79%, 6/15/38 (a)	USD	2,368	$2,571,944
Series 2006-C5, Class A3, 5.31%, 12/15/39		4,485	4,858,802
Series 2007-C1, Class A3, 5.38%, 2/15/40		2,528	2,724,317
Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)		2,250	2,459,097
Series 2007-C2, Class AM, 5.55%, 1/15/49 (a)		950	1,024,533
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AJ, 5.10%, 8/15/38 (a)		4,154	4,347,838
DBRR Trust, Class A (b):
Series 2012-EZ1, 0.95%, 9/25/45		1,301	1,303,283
Series 2013-EZ2, 0.85%, 2/25/45 (a)		5,795	5,765,234
GE Capital Commercial Mortgage Corp. (a):
Series 2005-C2, Class A4, 4.98%, 5/10/43		5,686	5,871,835
Series 2005-C3, Class AJ, 5.07%, 7/10/45		700	731,189
Series 2006-C1, Class A4, 5.46%, 3/10/44		5,986	6,365,163
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49		773	773,087
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, 5.24%, 11/10/45 (a)		5,343	5,594,663
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, 8/10/38 (a)		887	888,967
GS Mortgage Securities Trust:
Series 2006-GG6, Class AM, 5.62%, 4/10/38 (a)		4,100	4,402,900
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45		930	961,493
Series 2013-GC14, Class A5, 4.24%, 8/10/46		1,620	1,706,626
Series 2013-GC16, Class A3, 4.24%, 11/10/46		1,580	1,665,405
Series 2013-GC16, Class A4, 4.27%, 11/10/46		2,160	2,279,033
GSMS Trust, Series 2009-RR1, Class GGA, 5.99%, 7/12/38 (a)(b)		1,803	1,921,125
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class A4, 4.13%, 8/15/46 (a)		1,400	1,461,943
Series 2013-C14, Class AS, 4.41%, 8/15/46 (a)		760	797,200
Series 2013-C15, Class B, 4.93%, 11/15/45		1,730	1,829,617
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CB8, Class A4, 4.40%, 1/12/39		62	62,308
Series 2004-CB9, Class A4, 5.89%, 6/12/41 (a)		3,636	3,660,350
Series 2005-CB11, Class A4, 5.34%, 8/12/37 (a)		3,569	3,678,620
Series 2005-CB13, Class AM, 5.46%, 1/12/43 (a)		2,060	2,179,791
Series 2005-LDP1, Class C, 5.42%, 3/15/46 (a)		2,300	2,354,278
Series 2005-LDP3, Class AJ, 5.17%, 8/15/42 (a)		7,383	7,666,109
Series 2005-LDP5, Class AM, 5.45%, 12/15/44 (a)		5,070	5,423,643
Series 2006-CB14, Class AM, 5.62%, 12/12/44 (a)		6,526	6,972,006
Series 2006-CB16, Class A4, 5.55%, 5/12/45		856	924,719
Series 2006-LDP8, Class AM, 5.44%, 5/15/45		7,004	7,645,692
Series 2011-C5, Class A3, 4.17%, 8/15/46		1,100	1,166,973
Series 2012-CBX, Class AS, 4.27%, 6/15/45		1,110	1,163,259
LB Commercial Mortgage Trust, Series 2007-C3 (a):
Class A4, 5.87%, 7/15/44		2,059	2,299,563
Class AM, 5.87%, 7/15/44		2,450	2,736,336
LB-UBS Commercial Mortgage Trust:
Series 2004-C6, Class C, 5.11%, 8/15/36 (a)		600	609,526
Series 2005-C3, Class AM, 4.79%, 7/15/40		6,770	7,045,627
Series 2006-C1, Class AM, 5.22%, 2/15/31 (a)		740	791,424
Series 2006-C4, Class AM, 5.85%, 6/15/38 (a)		3,376	3,686,373
Series 2006-C7, Class A2, 5.30%, 11/15/38		3,097	3,205,450

114

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgage-Backed Securities (Cont.)	Par (000)		Value

Commercial Mortgage-Backed Securities (cont.)
LB-UBS Commercial Mortgage Trust (cont.):
Series 2006-C7, Class AM, 5.38%, 11/15/38	USD	1,000	$1,087,666
Series 2007-C1, Class A4, 5.42%, 2/15/40		4,320	4,741,321
Series 2007-C2, Class AM, 5.49%, 2/15/40 (a)		1,800	1,912,649
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)		2,993	3,382,015
ML-CFC Commercial Mortgage Trust, Class A4 (a):
Series 2006-1, 5.65%, 2/12/39		2,751	2,924,927
Series 2006-2, 6.07%, 6/12/46		3,500	3,803,551
Monty Parent Issuer 1 LLC, Series 2013-LTR1, Class B, 4.25%, 10/20/15		3,363	3,367,335
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.08%, 7/15/46 (a)		1,560	1,629,525
Morgan Stanley Capital I Trust:
Series 2005-IQ9, Class A5, 4.70%, 7/15/56		1,903	1,933,901
Series 2005-IQ10, Class AJ, 5.35%, 9/15/42 (a)		1,200	1,253,554
Series 2006-HQ8, Class A4, 5.60%, 3/12/44 (a)		4,475	4,750,618
Series 2006-T21, Class A4, 5.16%, 10/12/52 (a)		1,355	1,435,446
Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)		2,961	3,256,887
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		6,280	6,984,798
Series 2007-T25, Class A3, 5.51%, 11/12/49 (a)		3,650	4,023,121
Series 2007-T27, Class A4, 5.83%, 6/11/42 (a)		5,450	6,099,329
Series 2007-T27, Class AM, 5.83%, 6/11/42 (a)		2,080	2,330,838
Series 2012-C4, Class A4, 3.24%, 3/15/45		2,220	2,217,156
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 4/10/46		1,880	1,834,077
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C19, Class A6, 4.70%, 5/15/44		1,988	2,056,770
Series 2005-C19, Class B, 4.89%, 5/15/44		3,186	3,278,024
Series 2005-C20, Class A7, 5.12%, 7/15/42 (a)		3,160	3,301,543
Series 2005-C20, Class AJ, 5.16%, 7/15/42 (a)		4,110	4,316,010
Series 2005-C20, Class AMFX, 5.18%, 7/15/42 (a)		3,630	3,815,232
Series 2006-C23, Class A4, 5.42%, 1/15/45 (a)		174	184,413
Series 2006-C27, Class A3, 5.77%, 7/15/45 (a)		4,884	5,252,711
Series 2006-C28, Class AM, 5.60%, 10/15/48 (a)		2,430	2,638,633
Series 2007-C34, Class A3, 5.68%, 5/15/46		3,720	4,126,473
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class A3, 2.88%, 12/15/45		1,870	1,792,685
Series 2012-C10, Class AS, 3.24%, 12/15/45		1,520	1,467,546
Series 2012-C8, Class AS, 3.66%, 8/15/45		2,160	2,167,057
Series 2013-C15, Class A4, 4.15%, 8/15/46 (a)		1,580	1,650,800
Series 2013-C18, Class A5, 4.16%, 12/15/46 (a)		1,880	1,955,431

			278,374,521

Total Non-Agency Mortgage-Backed Securities - 9.9%			333,009,048

U.S. Government Sponsored Agency Securities

Agency Obligations - 1.6%
Fannie Mae:
0.00%, 6/01/17 - 5/15/30 (c)		24,600	19,638,960
2.32%, 8/01/33 (a)		1,774	1,883,714
Federal Farm Credit Banks:
1.69%, 4/09/20		8,000	7,694,680
2.00%, 4/04/22		2,977	2,795,885
Federal Home Loan Bank:
2.88%, 9/11/20		3,805	3,925,044
3.38%, 6/12/20 - 12/08/23		7,800	8,178,218
4.00%, 9/01/28		1,625	1,627,399
FICO STRIPS, Series 12, 0.00%, 12/06/16 (c)		3,000	2,913,510
Sallie Mae, Inc., 0.00%, 10/03/22 (c)		5,700	4,254,018

115

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SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

U.S. Government Sponsored Agency Securities (Cont.)	Par (000)		Value

Agency Obligations (cont.)
Tennessee Valley Authority:
3.50%, 12/15/42	USD	250	$213,820
5.88%, 4/01/36		1,125	1,375,903

			54,501,151

Collateralized Mortgage Obligations - 0.3%
Fannie Mae REMICS (a):
Series 2007-54, Class PF, 0.37%, 6/25/37		3,187	3,176,808
Series 2010-35, Class EF, 0.70%, 4/25/40		2,352	2,367,165
Series 2010-89, Class CF, 0.60%, 2/25/38		2,257	2,264,731
Freddie Mac REMICS (a):
Series 3667, Class FW, 0.71%, 2/15/38		1,386	1,396,428
Series 3807, Class FN, 0.66%, 2/15/41		1,377	1,384,806

			10,589,938

Commercial Mortgage-Backed Securities - 0.1%
Freddie Mac, Series K037, Class A2, 3.49%, 1/25/24		2,580	2,630,356

Mortgage-Backed Securities - 42.5%
Fannie Mae Mortgage-Backed Securities:
1.93%, 4/01/43 (a)		848	856,544
1.95%, 5/01/43 (a)		1,241	1,257,893
2.09%, 6/01/43 (a)		1,448	1,449,537
2.21%, 1/01/36 (a)		940	1,001,472
2.32%, 1/01/35 (a)		1,163	1,230,011
2.34%, 5/01/33 (a)		2,260	2,384,162
2.44%, 2/01/42 (a)		31	32,132
2.50%, 9/01/28 - 4/01/44 (e)		38,465	38,140,769
2.75%, 1/01/42 (a)		743	767,404
2.80%, 8/01/41 (a)		2,051	2,148,336
3.00%, 1/01/27 - 4/01/44 (e)		232,048	225,904,010
3.31%, 9/01/41 (a)		1,098	1,150,285
3.34%, 4/01/40 (a)		240	253,582
3.50%, 2/01/26 - 4/01/44 (e)		73,708	75,094,159
4.00%, 8/01/25 - 4/01/44 (e)		126,020	131,268,513
4.50%, 10/01/24 - 4/01/44 (e)		275,161	293,527,642
5.00%, 1/01/18 - 4/01/44 (e)		56,723	61,878,662
5.50%, 9/01/19 - 4/01/44 (e)		22,242	24,606,397
6.00%, 11/01/22 - 8/01/38		21,348	23,955,960
6.50%, 12/01/30 - 12/01/32		9,110	10,312,821
Freddie Mac Mortgage-Backed Securities:
1.80%, 6/01/43 (a)		418	420,417
2.21%, 10/01/33 (a)		1,116	1,184,883
2.48%, 5/01/43 (a)		1,016	1,011,927
2.49%, 4/01/38 (a)		1,278	1,348,384
2.50%, 4/01/29 - 4/01/43 (e)		22,959	22,875,304
2.51%, 11/01/36 - 8/01/43 (a)		1,474	1,546,630
2.61%, 1/01/42 (a)		21	22,361
3.00%, 3/01/27 - 6/01/43 (e)		66,206	65,529,269
3.25%, 8/01/41 (a)		1,227	1,296,024
3.33%, 7/01/41 (a)		820	861,708
3.40%, 2/01/40 (a)		1,514	1,596,392
3.50%, 12/01/25 - 4/01/44 (e)		53,999	54,690,567
4.00%, 3/01/26 - 4/01/44 (e)		44,088	45,901,064
4.50%, 8/01/20 - 1/01/42 (e)		42,934	45,815,099
5.00%, 10/01/20 - 4/01/44 (e)		21,346	23,147,755
5.50%, 5/01/34 - 8/01/38		8,604	9,465,270
6.00%, 12/01/28 - 1/01/38		7,201	8,056,565
6.50%, 5/01/21 - 7/01/32		2,687	3,064,610
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 - 4/01/44 (e)		34,810	34,229,273
3.50%, 1/15/41 - 4/01/44 (e)		60,543	61,865,348
4.00%, 9/15/40 - 4/01/44 (e)		44,672	46,973,482
4.50%, 3/15/39 - 9/20/43		55,556	59,949,155
5.00%, 9/15/39 - 5/20/41		27,871	30,736,031
5.50%, 6/15/34 - 7/20/40		9,504	10,585,145
6.00%, 9/20/38 - 10/20/38		3,266	3,699,785

			1,433,092,739

Total U.S. Government Sponsored Agency Securities - 44.5%			1,500,814,184

U.S. Treasury Obligations

U.S. Treasury Bonds:
6.38%, 8/15/27		24,068	33,025,821
6.25%, 5/15/30		26,586	36,896,092
5.00%, 5/15/37		21,563	27,081,791
4.50%, 8/15/39		24,000	28,230,000
4.38%, 5/15/40		11,922	13,768,050
3.88%, 8/15/40		15,149	16,147,895
3.63%, 8/15/43		43,630	44,161,763
U.S. Treasury Inflation Indexed Bond, 0.63%, 1/15/24		62,555	44,938,734
U.S. Treasury Notes:
0.75%, 1/15/17		24,146	24,110,167

116

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SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Percentages shown are based on Net Assets)

(Unaudited)

U.S. Treasury Obligations (Cont.)	Par (000)		Value

U.S. Treasury Notes (cont.):
0.88%, 4/30/17	USD	48,051	$47,942,116
1.00%, 8/31/19		143,993	137,378,250
1.13%, 3/31/20		42,437	40,182,534

Total U.S. Treasury Obligations - 14.7%			493,863,213

Preferred Securities

Capital Trusts
Capital Markets - 0.0%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(f)		1,264	1,150,240

Diversified Financial Services - 0.1%
JPMorgan Chase & Co., Series Q, 5.15% (a)(f)		1,825	1,710,938

Insurance - 0.1%
The Chubb Corp.
6.00%, 5/11/37		800	977,020
6.38%, 3/29/67 (a)		2,550	2,830,500

			3,807,520

Media - 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(f)		2,200	2,222,000

Total Capital Trusts - 0.3%			8,890,698

Preferred Stocks - 0.1%	Shares

Diversified Telecommunication Services - 0.1%
Qwest Corp., 7.38%		196,000	5,125,400

Total Preferred Securities - 0.4%			14,016,098

Total Long-Term Investments
(Cost - $ 3,988,852,864) - 119.0%			4,011,501,155

Short-Term Securities

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.13% (g)(h)		16,745,229	16,745,229

Total Short-Term Securities
(Cost - $ 16,745,229) - 0.5%			16,745,229

Options Purchased
(Cost - $214,444) - 0.0%			2,544

Total Investments Before TBA Sale Commitments and Options Written
(Cost - $4,005,812,537*) - 119.5%			4,028,248,928

TBA Sale Commitments (e)	Par (000)

Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/44		37,900	(36,591,266)
3.50%, 4/01/29 - 4/01/44		24,700	(25,101,656)
4.00%, 4/01/44		85,300	(88,658,687)
4.50%, 4/01/44		25,400	(27,094,656)
5.00%, 4/01/29 - 04/01/44		106,200	(115,705,422)
6.00%, 04/01/44		13,000	(14,490,938)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/29		9,000	(9,236,250)
4.50%, 4/01/29 - 4/01/44		5,400	(5,747,469)
5.00%, 4/01/29		1,500	(1,599,375)
Ginnie Mae Mortgage-Backed Securities:
4.50%, 04/01/44		14,000	(15,091,562)
5.00%, 04/01/44		8,000	(8,737,500)

Total TBA Sales Commitments
(Proceeds - $348,528,285) - (10.3)%			(348,054,781)

Options Written
(Premiums Received - $162,031) - (0.0)%			(2,544)

Total Investments, Net of TBA Sale Commitments and Options Written - 109.2%			3,680,191,603
Liabilities in Excess of Other Assets - (9.2)%			(310,288,625)

Net Assets - 100.0%			$3,369,902,978

*	As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,006,075,917

Gross unrealized appreciation	$60,743,506
Gross unrealized depreciation	(38,570,495)

Net unrealized appreciation	$22,173,011

117

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March 31, 2014

(Unaudited)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Amount is less than $500.

(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Barclays Capital, Inc.	$29,888,609	$(87,259)
BNP Paribas Securities Corp.	$(18,025,000)	$33,260
Citigroup Global Markets, Inc.	$26,234,422	$36,177
Credit Suisse Securities (USA) LLC	$58,201,203	$(225,010)
Deutsche Bank Securities Inc.	$105,714,491	$146,345
Goldman Sachs & Co.	$42,355,375	$(28,818)
J.P. Morgan Securities LLC	$4,740,578	$272,145
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(6,258,469)	$(8,910)
Morgan Stanley & Co. LLC	$9,815,094	$(128,320)
Nomura Securities International, Inc.	$18,321,703	$28,653
RBC Capital Markets LLC	$2,816,625	$11,375
RBS Securities Inc.	$26,771,930	$62,166
Wells Fargo Securities LLC	$87,426,836	$273,971

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Net Activity	Shares Held at March 31, 2014	Income

BlackRock Cash Funds:
Institutional, SL Agency Shares	538,812,448	(522,067,219)	16,745,229	$64,175
BlackRock Cash Funds: Prime,
SL Agency Shares	68,186,051	(68,186,051)	—	$25,188

(h)	Represents the current yield as of report date.

118

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March 31, 2014

(Unaudited)

Portfolio Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
COP	Certificates of Participation
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GO	General Obligation Bonds
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NOK	Norwegian Krone
NYSE	New York Stock Exchange
NZD	New Zealand Dollar
OTC	Over-the-Counter
RB	Revenue Bonds
REMICS	Real Estate Mortgage Investment Conduits
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal Securities
USD	U.S. Dollar

•	For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

1,312	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	USD	288,066,000	$(381,570)
52	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	USD	6,185,563	113
745	10-Year Australian T-Bond	Sydney Futures Exchange	June 2014	USD	79,833,657	301,802
788	Euro-Bund Future	Eurex	June 2014	USD	155,651,587	632,583
342	U.S. Long Bond	Chicago Board of Trade	June 2014	USD	45,560,812	(14,947)
959	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	238,982,800	16,620
(548)	10-Year Canada Bond Future	Montreal	June 2014	USD	64,406,730	(207,784)
(1,639)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	USD	202,416,500	620,967
(377)	U.K. Long Gilt Bond	NYSE Liffe	June 2014	USD	68,841,314	6,875
(373)	Ultra Long-Term U.S. Treasury Bond	Chicago Board of Trade	June 2014	USD	53,886,844	(465,328)
(959)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	236,980,888	451,357

Total						$960,688

119

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March 31, 2014

(Unaudited)

•	Forward foreign currency exchange contracts outstanding as of March 31, 2014 were as follows:

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	4,239,000	USD	3,887,057	Barclays Bank PLC	6/11/14	$25,436
AUD	10,937,000	USD	9,802,341	Citibank N.A.	6/11/14	292,242
AUD	7,779,120	USD	6,977,778	Credit Suisse International	6/11/14	202,160
AUD	8,084,561	USD	7,251,755	Credit Suisse International	6/11/14	210,098
AUD	8,520,000	USD	7,607,849	Credit Suisse International	6/11/14	255,903
AUD	16,896,000	USD	15,232,150	Credit Suisse International	6/11/14	362,445
AUD	5,585,000	USD	5,048,946	HSBC Bank PLC	6/11/14	105,872
AUD	1,325,000	USD	1,199,334	JPMorgan Chase Bank N.A.	6/11/14	23,608
AUD	348,000	USD	314,995	JPMorgan Chase Bank N.A.	6/11/14	6,200
AUD	310,000	USD	284,983	JPMorgan Chase Bank N.A.	6/11/14	1,139
AUD	2,124,000	USD	1,949,269	UBS AG	6/11/14	11,131
AUD	5,462,000	USD	5,031,840	UBS AG	6/11/14	9,452
AUD	10,524,000	USD	9,392,828	UBS AG	6/11/14	320,566
AUD	4,235,000	USD	3,877,092	Westpac Banking Corp.	6/11/14	31,710
AUD	5,590,000	USD	5,044,830	Westpac Banking Corp.	6/11/14	114,603
CAD	5,575,000	USD	4,955,564	Citibank N.A.	6/11/14	79,005
CAD	2,629,000	USD	2,328,774	Deutsche Bank AG	6/11/14	45,375
CAD	1,999,000	USD	1,783,189	Goldman Sachs International	6/11/14	22,031
CAD	14,937,000	USD	13,448,639	Royal Bank of Canada	6/11/14	40,394
CAD	7,666,000	USD	6,902,140	Royal Bank of Canada	6/11/14	20,731
CAD	433,000	USD	387,918	State Street Bank and Trust Co.	6/11/14	3,107
EUR	30,972,000	USD	42,522,636	Deutsche Bank AG	6/11/14	141,095
EUR	6,026,000	USD	8,327,149	Goldman Sachs International	6/11/14	(26,372)
EUR	2,334,000	USD	3,215,106	HSBC Bank PLC	6/11/14	(36)
EUR	3,928,000	USD	5,413,275	JPMorgan Chase Bank N.A.	6/11/14	(2,480)
EUR	829,000	USD	1,140,465	JPMorgan Chase Bank N.A.	6/11/14	1,477
EUR	5,740,000	USD	7,965,737	JPMorgan Chase Bank N.A.	6/11/14	(58,924)
EUR	5,617,000	USD	7,754,325	UBS AG	6/11/14	(16,943)
GBP	3,961,000	USD	6,584,370	Goldman Sachs International	6/11/14	15,749
GBP	8,598,000	USD	14,351,653	HSBC Bank PLC	6/11/14	(25,011)
GBP	3,971,000	USD	6,616,814	HSBC Bank PLC	6/11/14	(31)
GBP	224,000	USD	373,641	HSBC Bank PLC	6/11/14	(395)
GBP	2,216,000	USD	3,696,379	HSBC Bank PLC	6/11/14	(3,911)
GBP	17,381,000	USD	28,862,106	UBS AG	6/11/14	99,439
JPY	1,173,500,000	USD	11,500,730	Barclays Bank PLC	6/11/14	(127,054)
JPY	599,550,000	USD	5,838,844	Barclays Bank PLC	6/11/14	(27,947)
JPY	599,550,000	USD	5,838,838	BNP Paribas S.A.	6/11/14	(27,941)
JPY	197,800,000	USD	1,921,412	Citibank N.A.	6/11/14	(4,316)
JPY	1,570,500,000	USD	15,271,059	Credit Suisse International	6/11/14	(49,620)
JPY	647,250,000	USD	6,300,856	Credit Suisse International	6/11/14	(27,645)
JPY	596,300,000	USD	5,829,789	Deutsche Bank AG	6/11/14	(50,392)
JPY	143,200,000	USD	1,391,369	Goldman Sachs International	6/11/14	(3,461)
JPY	358,200,000	USD	3,532,409	Goldman Sachs International	6/11/14	(60,699)
JPY	681,900,000	USD	6,737,210	Goldman Sachs International	6/11/14	(128,169)
JPY	647,250,000	USD	6,295,471	Goldman Sachs International	6/11/14	(22,261)
JPY	161,000,000	USD	1,587,710	Goldman Sachs International	6/11/14	(27,282)
JPY	681,900,000	USD	6,737,923	HSBC Bank PLC	6/11/14	(128,881)
JPY	147,800,000	USD	1,449,031	JPMorgan Chase Bank N.A.	6/11/14	(16,539)
JPY	590,050,000	USD	5,826,883	JPMorgan Chase Bank N.A.	6/11/14	(108,061)
JPY	596,300,000	USD	5,808,834	UBS AG	6/11/14	(29,436)
NOK	47,206,000	USD	7,889,099	Barclays Bank PLC	6/11/14	(26,692)
NOK	2,447,000	USD	408,524	Barclays Bank PLC	6/11/14	(964)

120

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March 31, 2014

(Unaudited)

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NOK	2,252,000	USD	374,461	Deutsche Bank AG	6/11/14	$621
NOK	4,640,000	USD	773,359	HSBC Bank PLC	6/11/14	(543)
NOK	26,735,000	USD	4,484,196	JPMorgan Chase Bank N.A.	6/11/14	(31,342)
NZD	5,175,000	USD	4,403,744	Barclays Bank PLC	6/11/14	62,230
NZD	3,194,000	USD	2,668,331	HSBC Bank PLC	6/11/14	88,059
NZD	20,833,000	USD	17,404,305	HSBC Bank PLC	6/11/14	574,370
NZD	3,172,000	USD	2,690,300	Westpac Banking Corp.	6/11/14	47,105
NZD	9,441,000	USD	8,023,018	Westpac Banking Corp.	6/11/14	124,472
SEK	2,598,000	USD	406,132	BNP Paribas S.A.	6/11/14	(5,172)
SEK	20,456,000	USD	3,182,389	Deutsche Bank AG	6/11/14	(25,330)
SEK	12,328,000	USD	1,939,585	Deutsche Bank AG	6/11/14	(36,953)
SEK	21,984,000	USD	3,461,406	Deutsche Bank AG	6/11/14	(68,524)
SEK	11,528,000	USD	1,783,947	Deutsche Bank AG	6/11/14	(4,783)
SEK	237,643,000	USD	36,786,130	HSBC Bank PLC	6/11/14	(109,704)
SEK	17,184,000	USD	2,688,109	HSBC Bank PLC	6/11/14	(36,031)
SEK	69,749,000	USD	10,755,021	JPMorgan Chase Bank N.A.	6/11/14	9,631
SEK	14,141,000	USD	2,223,987	UBS AG	6/11/14	(41,548)
USD	4,452,743	AUD	4,848,000	Bank of America N.A.	6/11/14	(21,843)
USD	3,953,366	AUD	4,403,000	Barclays Bank PLC	6/11/14	(110,496)
USD	3,845,115	AUD	4,185,000	Barclays Bank PLC	6/11/14	(17,537)
USD	4,297,179	AUD	4,672,000	BNP Paribas S.A.	6/11/14	(14,962)
USD	756,042	AUD	835,000	Deutsche Bank AG	6/11/14	(14,642)
USD	3,795,846	AUD	4,195,000	Deutsche Bank AG	6/11/14	(76,037)
USD	3,794,699	AUD	4,191,000	Deutsche Bank AG	6/11/14	(73,491)
USD	4,378,916	AUD	4,881,000	Royal Bank of Canada	6/11/14	(126,128)
USD	6,997,554	AUD	7,586,000	UBS AG	6/11/14	(4,138)
USD	14,815,279	AUD	16,618,000	UBS AG	6/11/14	(522,728)
USD	32,512,843	AUD	36,469,000	UBS AG	6/11/14	(1,147,151)
USD	3,210,732	CAD	3,555,000	Royal Bank of Canada	6/11/14	348
USD	390,861	CAD	433,000	State Street Bank and Trust Co.	6/11/14	(165)
USD	1,691,891	EUR	1,224,000	Bank of America N.A.	6/11/14	5,839
USD	10,335,968	EUR	7,458,000	Barclays Bank PLC	6/11/14	62,621
USD	870,275	EUR	631,000	Barclays Bank PLC	6/11/14	1,077
USD	2,643,071	EUR	1,914,000	Citibank N.A.	6/11/14	6,549
USD	1,532,885	EUR	1,116,500	Deutsche Bank AG	6/11/14	(5,086)
USD	395,346	EUR	288,000	Deutsche Bank AG	6/11/14	(1,372)
USD	10,329,690	EUR	7,460,000	Deutsche Bank AG	6/11/14	53,588
USD	3,859,472	EUR	2,772,000	Deutsche Bank AG	6/11/14	41,060
USD	3,478,210	EUR	2,525,000	HSBC Bank PLC	6/11/14	39
USD	7,576,632	EUR	5,509,000	JPMorgan Chase Bank N.A.	6/11/14	(11,980)
USD	3,553,045	EUR	2,550,000	Royal Bank of Scotland PLC	6/11/14	40,436
USD	19,946,286	EUR	14,391,000	UBS AG	6/11/14	122,776
USD	4,253,588	EUR	3,086,000	UBS AG	6/11/14	2,643
USD	1,156,630	EUR	842,000	UBS AG	6/11/14	(3,219)
USD	8,853,278	GBP	5,320,000	Deutsche Bank AG	6/11/14	(11,311)
USD	8,009,976	GBP	4,821,000	Deutsche Bank AG	6/11/14	(23,141)
USD	4,208,015	GBP	2,521,000	HSBC Bank PLC	6/11/14	7,333
USD	8,003,008	GBP	4,820,000	HSBC Bank PLC	6/11/14	(28,443)
USD	4,274,577	GBP	2,574,000	HSBC Bank PLC	6/11/14	(14,417)
USD	370,345	GBP	223,000	HSBC Bank PLC	6/11/14	(1,234)
USD	2,715,020	GBP	1,640,000	State Street Bank and Trust Co.	6/11/14	(17,673)
USD	3,870,369	GBP	2,331,000	State Street Bank and Trust Co.	6/11/14	(13,721)
USD	807,030	GBP	486,000	UBS AG	6/11/14	(2,780)

121

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March 31, 2014

(Unaudited)

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	44,040,869	JPY	4,508,085,000	BNP Paribas S.A.	6/11/14	$348,069
USD	16,889,667	JPY	1,728,850,000	BNP Paribas S.A.	6/11/14	133,485
USD	8,238,436	JPY	841,300,000	Citibank N.A.	6/11/14	84,474
USD	728,562	JPY	74,400,000	Citibank N.A.	6/11/14	7,470
USD	3,765,168	JPY	385,700,000	Credit Suisse International	6/11/14	26,926
USD	11,527,861	JPY	1,192,850,000	Deutsche Bank AG	6/11/14	(33,358)
USD	11,533,813	JPY	1,192,850,000	Deutsche Bank AG	6/11/14	(27,406)
USD	3,852,134	JPY	393,950,000	Deutsche Bank AG	6/11/14	33,932
USD	3,847,995	JPY	393,950,000	Deutsche Bank AG	6/11/14	29,793
USD	1,560,452	JPY	158,600,000	HSBC Bank PLC	6/11/14	23,286
USD	6,747,036	JPY	686,550,000	JPMorgan Chase Bank N.A.	6/11/14	92,926
USD	1,937,398	JPY	197,800,000	State Street Bank and Trust Co.	6/11/14	20,301
USD	7,773,068	JPY	795,900,000	UBS AG	6/11/14	59,128
USD	6,934,488	JPY	705,700,000	UBS AG	6/11/14	94,775
USD	1,551,814	JPY	158,600,000	UBS AG	6/11/14	14,647
USD	26,447,921	NOK	159,256,000	BNP Paribas S.A.	6/11/14	(77,000)
USD	3,455,455	NOK	20,807,000	BNP Paribas S.A.	6/11/14	(10,060)
USD	780,705	NOK	4,727,000	Deutsche Bank AG	6/11/14	(6,601)
USD	1,574,959	NOK	9,542,000	JPMorgan Chase Bank N.A.	6/11/14	(14,311)
USD	397,411	NOK	2,385,000	UBS AG	6/11/14	177
USD	3,150,427	NZD	3,751,000	Barclays Bank PLC	6/11/14	(86,649)
USD	1,947,710	NZD	2,276,000	Barclays Bank PLC	6/11/14	(16,456)
USD	186,456	NZD	222,000	Barclays Bank PLC	6/11/14	(5,128)
USD	16,079,090	NZD	19,130,000	Credit Suisse International	6/11/14	(429,912)
USD	13,919,252	NZD	16,360,000	Credit Suisse International	6/11/14	(199,268)
USD	787,850	NZD	926,000	Credit Suisse International	6/11/14	(11,279)
USD	3,917,922	NZD	4,620,000	Royal Bank of Canada	6/11/14	(69,093)
USD	184,976	NZD	220,000	UBS AG	6/11/14	(4,882)
USD	3,153,000	NZD	3,750,000	UBS AG	6/11/14	(83,213)
USD	3,920,506	NZD	4,625,000	Westpac Banking Corp.	6/11/14	(70,823)
USD	12,515,409	SEK	80,205,000	Deutsche Bank AG	6/11/14	137,040
USD	1,543,778	SEK	9,973,000	HSBC Bank PLC	6/11/14	4,604
USD	4,988,894	SEK	31,892,000	HSBC Bank PLC	6/11/14	66,870
USD	2,757,225	SEK	17,645,000	JPMorgan Chase Bank N.A.	6/11/14	33,999
USD	9,775,324	SEK	62,561,000	JPMorgan Chase Bank N.A.	6/11/14	120,026
USD	3,512,699	SEK	22,502,000	JPMorgan Chase Bank N.A.	6/11/14	39,873

Total						$293,039

•	Exchange-traded options purchased as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Eurodollar 1-Year Mid-Curve Options	Put	USD	98.50	6/13/14	407	$2,544

122

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(Unaudited)

•	Exchange-traded options written as of March 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Eurodollar 1-Year Mid-Curve Options	Put	USD	98.25	6/13/14	407	$(2,544)

•	Centrally cleared credit default swaps – sold protection outstanding as of March 31, 2014 were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Dow Jones CDX North America High Yield Series 20, Version 1	5.00%	Chicago Mercantile	6/20/18	B+	USD	16,200	$901,013
Dow Jones CDX North America High Yield Series 21, Version 1	5.00%	Chicago Mercantile	12/20/18	B+	USD	56,700	14,178

Total							$915,191

[1]	Using Standard and Poor’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

2.27%[3]	3-Month LIBOR	Chicago Mercantile	N/A	11/15/20	USD	51,153	$(5,137)
2.38%[3]	3-Month LIBOR	Chicago Mercantile	6/30/14[5]	2/15/21	USD	51,930	101,495
1.73%[3]	6-Month EURIBOR	Chicago Mercantile	6/10/14[5]	2/15/23	EUR	22,340	(170,448)
1.71%[3]	6-Month EURIBOR	Chicago Mercantile	6/10/14[5]	2/15/23	EUR	10,320	(53,558)
4.20%[4]	3-Month LIBOR	Chicago Mercantile	2/07/19[5]	2/07/24	USD	22,400	169,811
4.23%[4]	3-Month LIBOR	Chicago Mercantile	2/11/19[5]	2/11/24	USD	22,700	196,829
4.07%[4]	3-Month LIBOR	Chicago Mercantile	3/18/19[5]	3/18/24	USD	22,700	29,462
3.63%[4]	3-Month LIBOR	Chicago Mercantile	N/A	8/15/39	USD	19,632	473,652
3.65%[3]	3-Month LIBOR	Chicago Mercantile	N/A	2/07/44	USD	5,400	(117,561)
3.67%[3]	3-Month LIBOR	Chicago Mercantile	N/A	2/10/44	USD	5,850	(150,213)
3.56%[3]	3-Month LIBOR	Chicago Mercantile	N/A	3/18/44	USD	5,850	(17,680)

Total							$456,652

•	OTC interest rate swaps outstanding as of March 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation

2.84%[3]	3-Month LIBOR	Royal Bank of Scotland PLC	2/08/19[5]	2/08/24	USD	32,100	$87,494	—	$87,494

[3]	Master Portfolio pays the floating rate and receives the fixed rate.

[4]	Master Portfolio pays the fixed rate and receives the floating rate.

[5]	Forward swap.

123

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$432,790,095	$13,271,017	$446,061,112
Corporate Bonds	—	1,180,184,686	—	1,180,184,686
Foreign Agency Obligations	—	16,921,152	—	16,921,152
Municipal Bonds	—	26,631,662	—	26,631,662
Non-Agency Mortgage-Backed Securities	—	333,009,048	—	333,009,048
U.S. Government Sponsored Agency Securities	—	1,500,814,184	—	1,500,814,184
U.S. Treasury Obligations	—	493,863,213	—	493,863,213
Preferred Securities	$5,125,400	8,890,698	—	14,016,098
Short-Term Securities	16,745,229	—	—	16,745,229
Options Purchased:
Interest Rate Contracts	2,544	—	—	2,544
Liabilities:
Investments:
TBA Sale Commitments	—	(348,054,781)	—	(348,054,781)

Total	$21,873,173	$3,645,049,957	$13,271,017	$3,680,194,147

124

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2014

(Unaudited)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$915,191	—	$915,191
Forward foreign currency exchange contracts	—	5,063,566	—	5,063,566
Interest rate contracts	$2,030,317	1,058,743	—	3,089,060
Liabilities:
Forward foreign currency exchange contracts	—	(4,770,527)	—	(4,770,527)
Interest rate contracts	(1,072,173)	(514,597)	—	(1,586,770)

Total	$958,144	$1,752,376	—	$2,710,520

[1]	Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial statement purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$5,246,015	—	—	$5,246,015
Cash pledged for financial futures contracts	11,848,000	—	—	11,848,000
Cash pledged for centrally cleared swaps	5,054,000	—	—	5,054,000
Liabilities:
Bank overdraft	—	$(18,091,913)	—	(18,091,913)
Cash received as collateral for TBA transactions	—	(530,000)	—	(530,000)

Total	$22,148,015	$(18,621,913)	—	$3,526,102

There were no transfers between levels during the period ended March 31, 2014.

125

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of seven series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date May 29, 2014

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date May 29, 2014